As filed with the Securities and Exchange Commission on April 22, 2021
1933 Act Registration No. 333-141760
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 595
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlusSM II Bonus and Lincoln ChoicePlus AssuranceSM (Bonus)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2021, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2020.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2020. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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Prospectus 1

Lincoln ChoicePlusSM II Bonus
Individual Variable Annuities Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2021
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The contract described in this prospectus is only available in New York.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Emerging Markets Series
Delaware VIP® Small Cap Value Series
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP Portfolio
DWS Small Cap Index VIP Portfolio
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio

Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
(formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
(formerly Delaware VIP® Diversified Income Series)
LVIP Delaware High Yield Fund
(formerly Delaware VIP® High Yield Fund)
LVIP Delaware Limited-Term Diversified Income Fund|
(formerly Delaware VIP® Limited-Term Diversified Income Series)
LVIP Delaware Mid Cap Value Fund
LVIP Delaware REIT Fund
(formerly Delaware VIP® REIT Series)
LVIP Delaware SMID Cap Core Fund
(formerly Delaware VIP® Smid Cap Core Series)
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
(formerly Delaware VIP® U.S. Growth Series)
LVIP Delaware Value Fund
(formerly Delaware VIP® Value Series)
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
(formerly LVIP Dimensional/Vanguard Total Bond Fund)

LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
(formerly LVIP Wellington Mid-Cap Value Fund)
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
Putman VT Large Cap Value Fund
(formerly Putnam VT Equity Income Fund)
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Protected Income Base, minus Purchase Payments and corresponding Bonus Credits, received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Account Value Step-up—Under Lincoln Lifetime IncomeSM Advantage, the Protected Income Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)

Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Protected Annual Income Payout Option—(may be referred to as Guaranteed Annual Income Amount Annuity Payout Option or Maximum Annual Withdrawal Amount Annuity Payout Option in your contract)—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Protected Annual Income amount for life.
Protected Income Base—(may be referred to as Income Base in your contract)—Under Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage, the Protected Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Protected Income
Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
Transfer charge:[2]	up to $25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over a 9-year period at the following rates: 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$30

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.15%
Total Separate Account Expenses	1.60%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.15%
Total Separate Account Expenses	1.50%

Optional Protected Lifetime Income Fees:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[3]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%

Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[4]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[5]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	The mortality and expense risk charge is 1.25% and the administrative charge rate is 0.15% for all contracts on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, any Bonus Credit, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.
[4]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[5]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This fee is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the protected lifetime income fee will increase from 0.50% to 0.65% upon the next election to reset the Protected Income Base. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$30

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Guarantee of Principal Death Benefit	1.90%
Account Value Death Benefit	1.85%

i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.30%	4.50%
Current Charge	3.00%	3.20%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

Account Value Death Benefit
Guaranteed Maximum Charge	4.10%	4.30%
Current Charge	2.80%	3.00%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%
Account Value Death Benefit
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
[3]	The current annual charge rate for the Select Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.
[4]	The current annual charge rate for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

TABLE C
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$30

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2020, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	4.37%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.26%	1.53%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2022. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,754	$3,402	$4,765	$7,545
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$904	$2,602	$4,165	$7,545
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,725	$3,393	$4,866	$8,219
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$875	$2,593	$4,266	$8,219
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments, Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. In addition, there is an administrative charge. The charges and/or fees for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. Living Benefit Rider charges are generally based on the Protected Income Base. This means that if the Contract Value is higher than the Protected Income Base this could result in lower charges (higher charges if the Contract Value is less than the Protected Income Base) than if the charges were based on Contract Value. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Servicing Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, see The Contracts – Purchase Payments. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated.

Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either an income/withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, you may be subject to Investment Requirements. Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
We reserve the right to discontinue offering any Living Benefit Riders at any time. This means that there is a chance you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit). In addition, we may make different versions of the Living Benefit Riders available.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days of the date you first receive the contract. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Company of New York (Lincoln New York or Company) is a stock life insurance company chartered in 1897 and now domiciled in New York. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
COVID-19. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 are expected to continue to adversely affect, our earnings as well as our business, results of operations and financial condition. As a result of the pandemic and ensuing conditions, we have experienced and expect to continue to experience higher level of claims, which adversely affect our earnings. We may also experience an increase in activity such as surrenders of policies, missed premium payments or 401(k) hardship withdrawals due to changes in consumer behavior as a result of financial stress. Because the vast majority of our employees continue to work from home, along with many of our vendors and customers, and such conditions may continue well into 2021, our business operations may be adversely impacted, among other things, due to privacy incidents, cybersecurity incidents, technological issues or operational disruptions on the part of our vendors, and we may experience distribution disruptions as we continue to sell our products virtually.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles

(GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.30%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Riders purchases (if any) are appropriate for you.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
Deutsche DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	DWS Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
•	DWS Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.

•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust Capital Strength Portfolio (Class I): To provide capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

•	LVIP Blended Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation. (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Diversified Income Fund (Service Class)(1): (formerly Delaware VIP® Diversified Income Series)
•	LVIP Delaware High Yield Fund (Service Class)(1): (formerly Delaware VIP® High Yield Series)
•	LVIP Delaware Limited-Term Diversified Income Fund (Service Class)(1): (formerly Delaware VIP® Limited-Term Diversified Income Series)
•	LVIP Delaware Mid Cap Value Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware REIT Fund (Service Class)(1): (formerly Delaware VIP® REIT Series)
•	LVIP Delaware SMID Cap Core Fund (Service Class)(1): (formerly Delaware VIP® Smid Cap Core Series)
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware U.S. Growth Fund (Service Class)(1): (formerly Delaware VIP® U.S. Growth Series)
•	LVIP Delaware Value Fund (Service Class)(1): (formerly Delaware VIP® Value Series)
•	LVIP Delaware Wealth Builder Fund (Standard Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Standard Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.

•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.

•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Bond Allocation Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds. (formerly LVIP Dimensional/Vanguard Total Bond Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington SMID Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Wellington Mid-Cap Value Fund)
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not offered in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not offered in contracts issued on or after May 24, 2004
•	Putnam VT Large Cap Value Fund (Class IB): Capital growth and current income. (formerly Putnam VT Equity Income Fund)
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substituted fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)
Mortality and expense risk charge	1.45%	1.35%
Administrative charge	0.15%	0.15%
Total annual charge for each Subaccount	1.60%	1.50%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the period below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current

Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original Contractowner (however, the surrender charge schedule for the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the Contractowner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount or the Protected Annual Income amount under applicable Living Benefit Riders, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account Fee
During the accumulation period, we will deduct an account fee of $30 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender).
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Protected Lifetime Income Fee
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a protected lifetime income fee will be noted on your quarterly statement.
i4LIFE® Advantage Charge. While this rider is in effect, there is a charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments, Guaranteed Income Benefit payments, and any withdrawals.
The annual i4LIFE® Advantage charge rates during the Access Period are:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%
Guarantee of Principal Death Benefit	1.90%
Account Value Death Benefit	1.85%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.00%	3.20%
Guarantee of Principal Death Benefit	2.85%	3.05%
Account Value Death Benefit	2.80%	3.00%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (version 4) is subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.70%	2.90%
	(2.55% for version 1, 2 and 3)	(2.55% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)
Account Value Death Benefit	2.50%	2.70%
	(2.35% for version 1, 2 and 3)	(2.35% for version 1, 2 and 3)

These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit	2.25%	2.45%
Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit (version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or

•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $1 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Bonus Credits
For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative purchase payments at the time each Purchase Payment is made according to the following scale:
Cumulative Purchase Payments	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least fourteen years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments. In the absence of instructions accompanying the Purchase Payments or otherwise not being in Good Order, we will allocate the Purchase Payment in the same manner as your last Purchase Payment or, if not possible, otherwise contact you or your registered representative for additional information.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into the fixed account is $2,000.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to 12 (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these 12 transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we become aware of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;

•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service allows you to automatically transfer the Account Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.

The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and Living Benefit Riders — Discontinued Living Benefit Riders.. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See — Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See — Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
For contracts purchased after October 1, 2003 the Contractowner may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will begin deducting the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.

Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns
These funds are included under Investment Requirements in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund, the LVIP Emerging Markets Equity Index Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT Large Cap Value Fund
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.

Riders purchased on or after June 30, 2009.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	DWS Equity 500 Index VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS® VIT II Core Equity Portfolio
•	MFS® VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Large Cap Value Fund
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased prior to May 21, 2018. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 you must currently allocate your Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
First Trust Capital Strength Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Putnam VT Equity Income Fund	AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Putnam VT George Putnam Balanced Fund QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after January 11, 2016 and prior to October 3, 2016. You must currently allocate your Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio

LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP Western Asset Core Bond Fund	Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio

LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund

•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
Investment Requirements for all other Living Benefit Riders. You must currently allocate your Contract Value or i4LIFE® Advantage Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, First Trust Capital Strength Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, Templeton Global Bond VIP Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund

•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
The following Living Benefit Riders may be purchased for an additional charge: i4LIFE® Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE® Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.
Rate Sheets
The Guaranteed Income Benefit percentages are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current percentages and the date by which your rider election form must be signed and dated for a rider to be issued with those percentages. The percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be provided to you when you elect a rider. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The percentages from previous effective periods are included in Appendix B to this prospectus.
If the Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.

When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit below. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit must be elected by age 95 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider.

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit election made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and

•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract.

If you previously elected any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount which is greater than $100,000 Account Value)	$6,300
There are five versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2, 3, and 4) may only be elected if you own a Living Benefit Rider that guarantees you the right to elect that version. Select Guaranteed Income Benefit is available for election on or after October 3, 2016 and prior to May 18, 2020, only for contracts purchased prior to October 13, 2009. A Contractowner with Lincoln Lifetime IncomeSM Advantage who decides to transition to i4LIFE® Advantage Guaranteed Income Benefit will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit. Select Guaranteed Income Benefit was available for purchase prior to May 18, 2020. The Guaranteed Income Benefit percentages applicable to previous rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). Guaranteed Income Benefit (version 4) was available for purchase prior to October 5, 2016. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2020 Amount of initial Regular Income Payment	$4,801
8/1/2020 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2020 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$3,500
8/1/2021 Recalculated Regular Income Payment	$6,000
8/1/2021 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:

i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Discontinued Living Benefit Riders
The following Living Benefit riders are unavailable for purchase as of October 13, 2009. This section contains important information for contractowners who purchased their contract and one of the following Living Benefit riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum annuity payout (4LATER® Advantage). You may not own more than one Living Benefit rider at a time. If you own a Living Benefit rider, you will be subject to Investment Requirements (see Investment Requirements). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum Protected Income Base is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Protected Income Base is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Account Value Step-ups, 5% Enhancements and the step-up to 200% of the initial Protected Income Base and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides annual withdrawals of 5% of the initial Protected Income Base called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable). These options are discussed below in detail.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
Fees. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate for both single and joint life options are listed in the following table.
Current Fee
Beginning January 11, 2021	1.25%
January 20, 2009 through January 10, 2021	0.90%
Prior to January 20, 2009	0.75%
The fee for your rider is based on the latest date of (a) the last Account Value Step-up of the Protected Income Base or (b) the Benefit Year anniversary following any deposit where cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a description of the calculation of the Protected Income Base.
The fee is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Account Value Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the fee is based on the Guaranteed Amount.
Since the Account Value Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate of 1.50%. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Account Value Step-up and is not available if additional Purchase Payments would cause your fee to increase. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the fee rate for your rider to change to the current fee rate in effect on the next Benefit Year anniversary, but the fee rate will never exceed the guaranteed maximum annual fee rate. The new fee rate will become effective on the Benefit Year anniversary.
The protected lifetime income fee will be discontinued upon termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no protected lifetime income fee will be deducted.
The Lincoln Lifetime IncomeSM Advantage option is no longer available for purchase as of October 13, 2009.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual fee rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.35% for the i4LIFE® Advantage Account Value Death Benefit; 2.40% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.55% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base. The Protected Income Base is a value used to calculate your withdrawal benefit under this rider. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Protected Income Base equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts or Protected Income Bases from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Additional Purchase Payments and any Bonus Credits automatically increase the Protected Income Base by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Protected Income Base by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Protected Income Base as discussed below.
5% Enhancement to the Protected Income Base. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Protected Income Base equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Protected Income Base = $104,000

Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Protected Income Base = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Protected Income Base = $130,000
On the first Benefit Year anniversary, the Protected Income Base will never be less than $135,980 ($119,600 x 1.05 = $125,580 + $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Account Value Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Account Value Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Protected Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Protected Income Base.
Account Value Step-ups of the Protected Income Base. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is greater than the Protected Income Base after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
If you decline the Account Value Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Account Value Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Protected Income Base section.
Following is an example of how the Account Value Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year anniversary	$54,000	$54,075	No	9
2nd Benefit Year anniversary	$53,900	$56,779	No	8
3rd Benefit Year anniversary	$57,000	$59,618	No	7
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the 5% Enhancement increased the Protected Income Base to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement Period began.
An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Step-up to 200% of the initial Protected Income Base. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Protected Income Base to 200% of your initial Protected Income Base (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Protected Income Base to an amount higher than that provided by the 5% Enhancement or the Account Value Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Account Value Step-up if the 200% step-up applies.) (The 200% step-up will occur on the tenth Benefit Year anniversary if you purchased the rider prior to May 1, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Protected Income Base (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Protected Income Base is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,400 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Protected Income Base exceeds 200% of your initial Protected Income Base (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Protected Income Base. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Protected Income Base:
Initial Purchase Payment at age 65 = $200,000; Bonus Credit of $8,000; Protected Income Base = $208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After 10 years, at age 75, the Protected Income Base is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Protected Income Base is less than $374,400 ($208,000 initial Protected Income Base reduced by the two $10,400 withdrawals x 200%), the Protected Income Base is increased to $374,400.
The 200% step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Protected Annual Income Amount. You may make periodic withdrawals up to the Protected Annual Income amount each Benefit Year for your lifetime as long as your Protected Annual Income amount is greater than zero.
On the effective date of the rider, the Protected Annual Income amount is equal to 5% of the initial Protected Income Base. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life under the Protected Annual Income Payment Option (discussed later). You may not withdraw the remaining Protected Income Base in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Protected Annual Income amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.
The Protected Annual Income amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Protected Annual Income amount of $2,575 (5% of $51,500 Protected Income Base) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Protected Annual Income amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Account Value Step-ups and the 200% step-up will cause a recalculation of the eligible Protected Annual Income amount to the greater of:
a.	the Protected Annual Income amount immediately prior to the 5% Enhancement, Account Value Step-up or 200% step-up; or
b.	5% of the Protected Income Base on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Protected Annual Income amount from Lincoln Lifetime IncomeSM Advantage and the Maximum Annual Withdrawal amount from Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Protected Income Base or Guaranteed Amount.

Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Protected Annual Income amount, then:
1.	the withdrawal will reduce the Protected Income Base by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Protected Annual Income amount will remain the same.
The following example illustrates the impact of Protected Annual Incomes on the Protected Income Base and the recalculation of the Protected Annual Income amount (assuming no additional Purchase Payments):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Protected Annual Income amount is equal to 5% of the Protected Income Base. Since withdrawals occurred each year (even withdrawals within the Protected Annual Income amount), the 5% Enhancement of the Protected Income Base was not available. However, each year the Account Value Step-up occurred (first, third and fourth Benefit Year anniversaries), the Protected Annual Income amount was recalculated to 5% of the current Protected Income Base.
Withdrawals within the Protected Annual Income amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Protected Annual Income amount (even if they exceed the 5% Protected Annual Income amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount. When Excess Withdrawals occur:
1.	The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction.
2.	The Protected Annual Income amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and the Protected Annual Income amount. A $12,000 withdrawal caused a $15,102 reduction in the Protected Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Protected Annual Income amount = $5,200 (5% of the initial Protected Income Base of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Protected Annual Income amount, $6,800 is the Excess Withdrawal):
The Contract Value and Protected Income Base are reduced dollar for dollar for the Protected Annual Income amount of $5,200:

Contract Value = $54,800
Protected Income Base = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Protected Income Base is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Protected Income Base = $69,898 ($79,800 x 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Protected Annual Income amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Protected Annual Income amount may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Protected Annual Income amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Protected Annual Income Payout Option. If you are required to annuitize your Protected Annual Income amount because you have reached the Annuity Commencement Date, the Protected Annual Income Payout Option is available.
The Protected Annual Income Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Protected Annual Income amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life.
If the Contract Value is zero and you have a remaining Protected Annual Income amount, you will receive the Protected Annual Income Payment Option.
If you are receiving the Protected Annual Income Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the Protected Annual Income Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the Protected Annual Income Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Protected Annual Income Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Protected Annual Income amount is reduced to zero; or

•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and fees within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Protected Income Base to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Charge. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following tables.
1.	Lincoln SmartSecurity® Advantage 5 Year Elective Step-up option – The fee for your rider is based on the latest date of the next election of a step-up of the Guaranteed Amount.
Current Fee
Beginning January 11, 2021	0.95%
December 3, 2012 through January 10, 2021	0.85%
January 20, 2009 through December 2, 2012	0.65%
Prior to January 20, 2009	0.45%
2.	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (including the prior versions of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life only) – The fee for your rider is based on the lastest date of the automatic or elected step-up of the Guaranteed Amount after the 10th Benefit Year anniversary.
	Current Fee
	Single Life	Joint Life
Beginning January 11, 2021	1.00%	1.25%
December 3, 2012 through January 10, 2021	0.85%	1.00%
Prior to December 3, 2012	0.65%	0.80%
The charge is based on the Guaranteed Amount (initial Purchase Payment and any bonus credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any bonus credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment , which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions ), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits, and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a ten-year period.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMDs are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Excess Withdrawals will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the protected lifetime income fee will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current protected lifetime income fee of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Prior to May 18, 2020, Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge, Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. These transitions are not allowed on or after May 18, 2020.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides a Protected Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Charges . There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following table.
Current Fee
Beginning January 11, 2021	0.90%
January 20, 2009 through January 10, 2021	0.65%
Prior to January 20, 2009	0.50%
The fee for your rider is based on the latest date of the next automatic or elected reset of the Protected Income Base. The Protected Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Protected Income Base is increased for subsequent Purchase Payments, any bonus credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® protected lifetime income fee rate multiplied by the Protected Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Protected Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® protected lifetime income fee is assessed. The amount we deduct will increase as the Protected Income Base increases, because the fee is based on the Protected Income Base. As described in more detail below, the only time the Protected Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Protected Income Base, a portion of the protected lifetime income fee, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Protected Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® protected lifetime income fee for the reset Protected Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual fee rate will be the current fee rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual fee rate will change to the current fee rate in effect at the time of the reset, not to exceed the guaranteed maximum fee rate of 1.50% of the Protected Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Protected Income Base, your 4LATER® protected lifetime income fee rate will never change, although the amount we deduct will change as your Protected Income Base changes.

Prior to the Periodic Income Commencement Date, a portion of the 4LATER® protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual protected lifetime income fee rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; 2.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Protected Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Protected Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Protected Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Protected Income Base. The Protected Income Base is a value established when you purchased 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Protected Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Protected Income Base initially equals the Purchase Payments and any Bonus Credits. If you elected 4LATER® after we issue the contract, the Protected Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Protected Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and any Bonus Credit and withdrawals as described in the Future Protected Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Protected Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Protected Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Protected Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Protected Income Base to the Contract Value. At the end of each completed Waiting Period, the Protected Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the Future Protected Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Protected Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Protected Income Base. 4LATER® provides a 15% automatic enhancement to the Protected Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the

Maximum Protected Income Base. See Maximum Protected Income Base. During the Waiting Period, the Future Protected Income Base is established to provide the value of this 15% enhancement on the Protected Income Base. After each 3-year Waiting Period is satisfied, the Protected Income Base is increased to equal the value of the Future Protected Income Base. The 4LATER® charge will then be assessed on this newly adjusted Protected Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Protected Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Protected Income Base	$114,400
Future Protected Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Protected Income Base (after 1st Waiting Period)	$131,560
New Future Protected Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Protected Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:
Protected Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Protected Income Base	$114,400
Future Protected Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		($10,400 x 15% x 1/3)
Protected Income Base (after 1st Waiting Period)	$130,520
New Future Protected Income Base (during 2nd Waiting Period)	$150,098	($130,520 x 115%)
Withdrawals reduce the Future Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Protected Income Base to the Contract Value, the Future Protected Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Protected Income Base to the current Contract Value below.
In all situations, the Future Protected Income Base is subject to the Maximum Protected Income Base described below. The Future Protected Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Protected Income Base will become at the end of the Waiting Period.
Maximum Protected Income Base. The Maximum Protected Income Base is equal to 200% of the Protected Income Base on the 4LATER® Effective Date. The Maximum Protected Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Protected Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Protected Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:

Protected Income Base	$104,000	Maximum Protected Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Protected Income Base	$ 20,800
New Protected Income Base	$114,400	New Maximum Protected Income Base	$228,800
Future Protected Income Base after Purchase Payment	$130,520	Maximum Protected Income Base	$228,800
Protected Income Base (after 1st Waiting Period)	$130,520
Future Protected Income Base (during 2nd Waiting Period)	$150,098	Maximum Protected Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Protected Income Base	$117,468
Future Protected Income Base	$135,088	Maximum Protected Income Base	$205,920
Resets of the Protected Income Base to the current Contract Value (“Resets”). You may elect to reset the Protected Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Protected Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Protected Income Base if your Contract Value has increased above the Protected Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Protected Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Protected Income Base (after the Protected Income Base has been reset to the Future Protected Income Base), we will implement this election and the Protected Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Protected Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Protected Income Base increased to the Future Protected Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Protected Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Protected Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Protected Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Protected Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Protected Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Protected Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.

If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or for nonqualified contracts,, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Protected Annual Income Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The minimum rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payment Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual net investment rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments, Bonus Credits and Persistency Credits and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. Any amount withdrawn from a fixed Subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.

Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA (Financial Industry Regulatory Authority). The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales incentives relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2020 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Bonus Credits,, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.

Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.

Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional protected lifetime income fees, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.

Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or Interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.
IRA purchasers will receive the greater of purchase payments or contract value as of the valuation day on which we receive the cancellation request.

State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or protected lifetime income fees;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.

Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM II Bonus
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlusSM II Bonus.
(Please Print)
Name:

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Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

(This page intentionally left blank)

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Growth and Income Portfolio - Class B(1)
2009	10.887	12.895	22	9.436	11.187	12
2010	12.895	14.314	19	11.187	12.431	11
2011	14.314	14.942	15	12.431	12.989	10
2012	14.942	17.241	12	12.989	15.002	8
2013	17.241	20.154	7	15.002	17.544	6
AB VPS International Value Portfolio - Class B(2)
2009	5.659	7.483	14	5.674	7.510	1*
2010	7.483	7.681	16	7.510	7.716	1*
2011	7.681	6.089	18	7.716	6.124	1*
2012	6.089	6.843	18	6.124	6.889	1*
2013	6.843	7.532	18	6.889	7.585	1*
AB VPS Large Cap Growth Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	20.067	22.482	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	24.501	22.033	6	20.194	18.178	1*
2012	22.033	25.688	6	18.178	21.215	1*
2013	25.688	34.795	5	21.215	28.765	1*
2014	34.795	37.306	5	28.765	30.872	1*
2015	37.306	34.624	2	30.872	28.680	1*
2016	34.624	42.522	1*	28.680	35.258	1*
2017	42.522	47.224	1*	35.258	39.196	1*
2018	47.224	39.366	1*	39.196	32.706	1*
2019	39.366	46.452	1*	32.706	38.632	1*
2020	46.452	47.110	1*	38.632	39.219	1*
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
A-1

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Inflation Protection Fund - Class II(3)
2009	10.852	11.773	33	10.901	11.838	5
2010	11.773	12.177	24	11.838	12.257	5
2011	12.177	13.391	20	12.257	13.492	5
2012	13.391	14.152	18	13.492	14.273	5
2013	14.152	13.848	16	14.273	13.972	5
American Century VP Large Company Value Fund - Class II
2017	9.858	10.543	2	N/A	N/A	N/A
2018	10.543	9.527	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	15.826	14.190	18	15.930	14.299	1*
2012	14.190	17.116	19	N/A	N/A	N/A
2013	17.116	21.760	13	N/A	N/A	N/A
2014	21.760	21.910	12	21.969	22.143	10
2015	21.910	23.058	11	22.143	23.326	1*
2016	23.058	22.832	10	23.326	23.122	1*
2017	22.832	29.542	9	23.122	29.946	1*
2018	29.542	26.443	9	29.946	26.832	1*
2019	26.443	35.204	6	26.832	35.757	1*
2020	35.204	45.201	6	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2011	29.920	23.807	10	26.666	21.239	1*
2012	23.807	27.688	10	21.239	24.727	1*
2013	27.688	34.955	8	24.727	31.247	1*
2014	34.955	35.130	6	31.247	31.435	1*
2015	35.130	34.664	4	31.435	31.049	1*
2016	34.664	34.830	4	31.049	31.229	1*
2017	34.830	43.153	3	31.229	38.734	1*
2018	43.153	37.989	3	38.734	34.129	1*
2019	37.989	49.169	3	34.129	44.218	1*
2020	49.169	62.771	3	44.218	56.507	1*
American Funds Growth Fund - Class 2
2011	19.199	18.086	199	16.646	15.696	31
2012	18.086	20.984	178	15.696	18.229	26
2013	20.984	26.867	145	18.229	23.364	21
2014	26.867	28.690	66	23.364	24.974	20
2015	28.690	30.171	58	24.974	26.289	11
2016	30.171	32.510	50	26.289	28.355	11
2017	32.510	41.045	44	28.355	35.836	11
2018	41.045	40.294	35	35.836	35.215	9
2019	40.294	51.858	29	35.215	45.367	8
2020	51.858	77.615	23	45.367	67.968	7
American Funds Growth-Income Fund - Class 2
2011	16.281	15.729	155	14.223	13.755	18
2012	15.729	18.186	131	13.755	15.919	15
2013	18.186	23.892	101	15.919	20.936	12
2014	23.892	26.014	71	20.936	22.817	9
2015	26.014	25.973	59	22.817	22.805	5
2016	25.973	28.506	50	22.805	25.053	4
2017	28.506	34.333	44	25.053	30.205	4
2018	34.333	33.184	36	30.205	29.223	4
2019	33.184	41.193	34	29.223	36.313	4
2020	41.193	46.030	28	36.313	40.617	2
A-2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International Fund - Class 2
2011	23.753	20.111	45	21.852	18.520	5
2012	20.111	23.336	40	18.520	21.511	4
2013	23.336	27.934	31	21.511	25.776	1*
2014	27.934	26.761	24	25.776	24.718	1*
2015	26.761	25.144	24	24.718	23.248	1*
2016	25.144	25.619	21	23.248	23.711	1*
2017	25.619	33.318	20	23.711	30.867	1*
2018	33.318	28.483	17	30.867	26.414	1*
2019	28.483	34.445	17	26.414	31.975	1*
2020	34.445	38.634	16	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2011	12.501	11.854	46	12.521	11.886	1*
2012	11.854	12.829	45	11.886	12.876	1*
2013	12.829	14.446	38	12.876	14.513	1*
2014	14.446	14.491	31	N/A	N/A	N/A
2015	14.491	14.118	30	N/A	N/A	N/A
2016	14.118	14.423	30	N/A	N/A	N/A
2017	14.423	16.140	1*	N/A	N/A	N/A
2018	16.140	14.680	1*	N/A	N/A	N/A
2019	14.680	17.012	1*	N/A	N/A	N/A
2020	17.012	20.209	1*	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.972	11.088	2	N/A	N/A	N/A
2019	11.088	14.386	2	N/A	N/A	N/A
2020	14.386	18.464	2	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	14.744	15.403	23	14.843	15.522	11
2012	15.403	16.201	29	15.522	16.342	10
2013	16.201	15.717	16	16.342	15.870	6
2014	15.717	16.239	10	15.870	16.412	4
2015	16.239	15.767	9	16.412	15.951	1*
2016	15.767	16.026	9	15.951	16.230	1*
2017	16.026	16.543	8	16.230	16.770	1*
2018	16.543	15.908	8	16.770	16.143	1*
2019	15.908	17.234	7	16.143	17.506	1*
2020	17.234	18.774	7	17.506	19.089	1*
Delaware VIP® Emerging Markets Series - Service Class
2011	27.927	21.986	22	28.112	22.154	6
2012	21.986	24.707	20	22.154	24.920	5
2013	24.707	26.712	16	24.920	26.969	4
2014	26.712	24.115	15	26.969	24.372	4
2015	24.115	20.226	13	24.372	20.462	1*
2016	20.226	22.628	10	20.462	22.915	1*
2017	22.628	31.227	10	22.915	31.654	1*
2018	31.227	25.806	8	31.654	26.185	1*
2019	25.806	31.047	8	26.185	31.535	1*
2020	31.047	38.099	8	31.535	38.736	1*
A-3

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® High Yield Series - Service Class
2011	21.991	22.146	33	17.455	17.596	7
2012	22.146	25.577	21	17.596	20.342	7
2013	25.577	27.431	17	20.342	21.838	3
2014	27.431	26.851	12	21.838	21.398	3
2015	26.851	24.608	9	21.398	19.630	2
2016	24.608	27.344	6	19.630	21.835	2
2017	27.344	28.864	5	21.835	23.071	2
2018	28.864	27.053	4	23.071	21.646	1*
2019	27.053	30.915	4	21.646	24.760	1*
2020	30.915	32.520	4	24.760	26.072	1*
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.623	11.731	4	11.687	11.808	2
2012	11.731	11.836	7	11.808	11.925	2
2013	11.836	11.494	5	11.925	11.592	2
2014	11.494	11.475	6	N/A	N/A	N/A
2015	11.475	11.364	6	N/A	N/A	N/A
2016	11.364	11.377	5	N/A	N/A	N/A
2017	11.377	11.411	6	N/A	N/A	N/A
2018	11.411	11.236	7	N/A	N/A	N/A
2019	11.236	11.588	7	N/A	N/A	N/A
2020	11.588	11.873	7	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2011	20.269	22.066	34	17.639	19.221	7
2012	22.066	25.322	30	19.221	22.080	6
2013	25.322	25.399	17	22.080	22.169	3
2014	25.399	32.275	14	22.169	28.199	2
2015	32.275	32.882	13	28.199	28.758	1*
2016	32.882	34.178	12	28.758	29.921	1*
2017	34.178	34.061	12	29.921	29.848	1*
2018	34.061	31.001	11	29.848	27.194	1*
2019	31.001	38.593	11	27.194	33.887	1*
2020	38.593	33.937	9	33.887	29.829	1*
Delaware VIP® Small Cap Value Series - Service Class
2011	23.078	22.350	24	20.542	19.915	18
2012	22.350	24.994	21	19.915	22.293	17
2013	24.994	32.757	18	22.293	29.246	16
2014	32.757	34.048	18	29.246	30.429	7
2015	34.048	31.342	13	30.429	28.039	4
2016	31.342	40.433	10	28.039	36.208	3
2017	40.433	44.470	11	36.208	39.861	3
2018	44.470	36.349	10	39.861	32.614	2
2019	36.349	45.688	10	32.614	41.034	2
2020	45.688	43.984	5	41.034	39.544	2
Delaware VIP® Smid Cap Core Series - Service Class(4)
2011	20.617	21.893	12	17.819	18.940	1*
2012	21.893	23.853	10	18.940	20.657	1*
2013	23.853	33.093	15	20.657	28.687	1*
2014	33.093	33.503	14	28.687	29.072	1*
2015	33.503	35.381	11	29.072	30.732	2
2016	35.381	37.610	6	30.732	32.701	1*
2017	37.610	43.818	5	32.701	38.136	1*
2018	43.818	37.774	5	38.136	32.909	1*
2019	37.774	48.049	5	32.909	41.902	1*
2020	48.049	52.364	4	41.902	45.712	1*
A-4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2011	13.846	14.648	10	12.946	13.710	3
2012	14.648	16.716	8	13.710	15.661	2
2013	16.716	22.117	7	15.661	20.742	1*
2014	22.117	24.483	6	20.742	22.984	1*
2015	24.483	25.318	5	N/A	N/A	N/A
2016	25.318	23.547	4	N/A	N/A	N/A
2017	23.547	29.687	4	N/A	N/A	N/A
2018	29.687	28.253	5	N/A	N/A	N/A
2019	28.253	35.279	4	N/A	N/A	N/A
2020	35.279	49.887	4	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2011	15.796	16.985	45	14.233	15.320	8
2012	16.985	19.128	34	15.320	17.270	6
2013	19.128	25.108	17	17.270	22.691	6
2014	25.108	28.094	11	22.691	25.416	6
2015	28.094	27.471	7	25.416	24.877	5
2016	27.471	30.907	7	24.877	28.017	5
2017	30.907	34.533	6	28.017	31.335	5
2018	34.533	32.966	5	31.335	29.942	5
2019	32.966	38.800	5	29.942	35.276	4
2020	38.800	38.234	5	35.276	34.797	4
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	13.064	12.900	3	N/A	N/A	N/A
2014	12.900	13.106	2	N/A	N/A	N/A
2015	13.106	12.054	2	N/A	N/A	N/A
2016	12.054	12.455	2	N/A	N/A	N/A
2017	12.455	13.120	1*	N/A	N/A	N/A
2018	13.120	11.701	1*	N/A	N/A	N/A
2019	11.701	13.167	1*	N/A	N/A	N/A
2020	13.167	13.648	1*	N/A	N/A	N/A
DWS Equity 500 Index VIP Portfolio - Class A
2011	15.119	15.152	46	N/A	N/A	N/A
2012	15.152	17.253	41	N/A	N/A	N/A
2013	17.253	22.400	34	N/A	N/A	N/A
2014	22.400	24.996	20	N/A	N/A	N/A
2015	24.996	24.878	18	N/A	N/A	N/A
2016	24.878	27.326	19	N/A	N/A	N/A
2017	27.326	32.684	15	N/A	N/A	N/A
2018	32.684	30.669	8	N/A	N/A	N/A
2019	30.669	39.595	4	N/A	N/A	N/A
2020	39.595	46.018	4	N/A	N/A	N/A
DWS Small Cap Index VIP Portfolio - Class A
2011	21.278	20.016	11	18.214	17.151	3
2012	20.016	22.899	6	17.151	19.641	3
2013	22.899	31.243	4	19.641	26.825	2
2014	31.243	32.205	4	26.825	27.679	1*
2015	32.205	30.237	4	27.679	26.013	1*
2016	30.237	36.015	3	26.013	31.015	1*
2017	36.015	40.522	3	31.015	34.931	1*
2018	40.522	35.400	3	34.931	30.546	1*
2019	35.400	43.625	3	30.546	37.682	1*
2020	43.625	51.275	3	37.682	44.333	1*
Fidelity VIP Equity-Income(1)
2009	10.380	13.268	34	9.385	12.008	1*
2010	13.268	15.005	29	12.008	13.594	1*
2011	15.005	14.863	29	13.594	13.480	1*
2012	14.863	17.122	25	13.480	15.544	2
2013	17.122	20.016	25	15.544	18.178	2
A-5

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Overseas(6)
2009	14.033	17.431	9	13.692	17.025	10
2010	17.431	19.356	6	17.025	18.923	10
2011	19.356	15.745	6	18.923	15.409	10
2012	15.745	18.653	3	15.409	18.273	10
2013	18.653	20.820	3	18.273	20.403	8
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	17.939	17.163	116	17.596	16.851	16
2012	17.163	19.617	91	16.851	19.280	14
2013	19.617	25.281	75	19.280	24.872	9
2014	25.281	27.780	54	24.872	27.357	11
2015	27.780	27.452	38	27.357	27.062	8
2016	27.452	29.105	32	27.062	28.720	5
2017	29.105	34.827	29	28.720	34.402	5
2018	34.827	31.998	22	34.402	31.637	5
2019	31.998	41.338	18	31.637	40.913	4
2020	41.338	52.983	13	40.913	52.490	2
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2011	14.718	14.479	7	13.574	13.367	7
2012	14.479	16.302	7	13.367	15.065	7
2013	16.302	21.819	7	15.065	20.184	4
2014	21.819	23.838	7	20.184	22.073	2
2015	23.838	25.079	7	22.073	23.246	2
2016	25.079	24.816	7	23.246	23.026	2
2017	24.816	32.926	7	23.026	30.578	2
2018	32.926	32.263	8	30.578	29.993	2
2019	32.263	42.539	7	29.993	39.585	2
2020	42.539	60.096	7	39.585	55.979	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	15.022	13.179	41	15.106	13.266	14
2012	13.179	14.859	36	13.266	14.972	13
2013	14.859	19.869	24	14.972	20.040	8
2014	19.869	20.733	18	20.040	20.932	7
2015	20.733	20.071	17	20.932	20.285	1*
2016	20.071	22.108	16	20.285	22.365	1*
2017	22.108	26.225	17	22.365	26.556	1*
2018	26.225	21.996	16	26.556	22.296	1*
2019	21.996	26.663	16	22.296	27.054	1*
2020	26.663	30.928	16	27.054	31.413	1*
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	10.850	11.567	2	N/A	N/A	N/A
2018	11.567	10.824	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-6

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Income VIP Fund - Class 2
2011	11.741	11.830	25	11.796	11.897	3
2012	11.830	13.116	21	11.897	13.203	4
2013	13.116	14.707	19	13.203	14.819	1*
2014	14.707	15.142	18	14.819	15.273	1*
2015	15.142	13.850	12	N/A	N/A	N/A
2016	13.850	15.542	5	N/A	N/A	N/A
2017	15.542	16.774	5	N/A	N/A	N/A
2018	16.774	15.798	5	N/A	N/A	N/A
2019	15.798	18.044	5	N/A	N/A	N/A
2020	18.044	17.880	5	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	9.644	9.392	22	9.689	9.445	1*
2012	9.392	10.559	17	9.445	10.630	1*
2013	10.559	13.329	1*	N/A	N/A	N/A
2014	13.329	14.052	1*	N/A	N/A	N/A
2015	14.052	13.146	1*	N/A	N/A	N/A
2016	13.146	15.015	1*	N/A	N/A	N/A
2017	15.015	16.010	2	N/A	N/A	N/A
2018	16.010	14.327	2	N/A	N/A	N/A
2019	14.327	17.282	1*	N/A	N/A	N/A
2020	17.282	16.150	1*	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	11.684	16.509	16	9.762	13.807	8
2010	16.509	20.735	15	13.807	17.358	8
2011	20.735	19.420	10	17.358	16.274	7
2012	19.420	21.186	8	16.274	17.771	7
2013	21.186	24.692	8	17.771	20.720	7
Invesco V.I. American Franchise Fund - Series II Shares
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2011	15.298	15.011	1*	N/A	N/A	N/A
2012	15.011	16.785	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.393	11.136	3	N/A	N/A	N/A
2019	11.136	14.077	3	N/A	N/A	N/A
2020	14.077	15.574	3	N/A	N/A	N/A
A-7

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. International Growth Fund - Series II Shares
2011	22.941	20.998	1*	N/A	N/A	N/A
2012	20.998	23.818	1*	N/A	N/A	N/A
2013	23.818	27.829	1*	N/A	N/A	N/A
2014	27.829	27.412	1*	N/A	N/A	N/A
2015	27.412	26.271	1*	N/A	N/A	N/A
2016	26.271	25.673	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Janus Henderson Balanced Portfolio - Service Shares
2011	16.403	16.361	5	15.806	15.782	1*
2012	16.361	18.255	5	15.782	17.627	3
2013	18.255	21.523	7	17.627	20.803	2
2014	21.523	22.927	6	20.803	22.181	2
2015	22.927	22.655	3	22.181	21.941	2
2016	22.655	23.260	3	21.941	22.549	2
2017	23.260	27.042	3	22.549	26.241	2
2018	27.042	26.728	3	26.241	25.962	2
2019	26.728	32.162	3	25.962	31.269	2
2020	32.162	36.092	3	31.269	35.125	2
Janus Henderson Enterprise Portfolio - Service Shares
2011	22.986	22.247	2	21.168	20.508	2
2012	22.247	25.613	2	20.508	23.635	2
2013	25.613	33.283	2	23.635	30.742	1*
2014	33.283	36.764	2	30.742	33.992	1*
2015	36.764	37.544	2	33.992	34.747	1*
2016	37.544	41.420	1*	34.747	38.373	1*
2017	41.420	51.804	1*	38.373	48.041	1*
2018	51.804	50.643	1*	48.041	47.008	1*
2019	50.643	67.361	1*	47.008	62.590	1*
2020	67.361	79.009	1*	62.590	73.486	1*
Janus Henderson Global Research Portfolio - Service Shares
2011	N/A	N/A	N/A	13.712	11.618	1*
2012	N/A	N/A	N/A	11.618	13.718	1*
2013	N/A	N/A	N/A	13.718	17.309	1*
2014	N/A	N/A	N/A	17.309	18.276	1*
2015	N/A	N/A	N/A	18.276	17.548	1*
2016	N/A	N/A	N/A	17.548	17.600	1*
2017	N/A	N/A	N/A	17.600	21.964	1*
2018	N/A	N/A	N/A	21.964	20.101	1*
2019	N/A	N/A	N/A	20.101	25.488	1*
2020	N/A	N/A	N/A	25.488	30.070	1*
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-8

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	10.840	11.197	1*	N/A	N/A	N/A
2015	11.197	10.552	1*	N/A	N/A	N/A
2016	10.552	12.194	1*	N/A	N/A	N/A
2017	12.194	13.607	1*	N/A	N/A	N/A
2018	13.607	11.939	1*	N/A	N/A	N/A
2019	11.939	14.962	1*	N/A	N/A	N/A
2020	14.962	15.435	1*	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2011	10.961	11.221	4	11.012	11.284	1*
2012	11.221	13.058	3	11.284	13.145	1*
2013	13.058	18.000	2	N/A	N/A	N/A
2014	18.000	18.574	2	N/A	N/A	N/A
2015	18.574	17.407	2	17.595	17.575	2
2016	17.407	18.085	2	N/A	N/A	N/A
2017	18.085	22.648	2	N/A	N/A	N/A
2018	22.648	21.410	3	N/A	N/A	N/A
2019	21.410	28.736	3	N/A	N/A	N/A
2020	28.736	37.918	3	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	10.406	10.973	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.405	9.557	1*	N/A	N/A	N/A
2016	9.557	9.641	1*	N/A	N/A	N/A
2017	9.641	10.703	1*	N/A	N/A	N/A
2018	10.703	9.736	1*	N/A	N/A	N/A
2019	9.736	11.137	1*	N/A	N/A	N/A
2020	11.137	12.101	1*	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-9

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.329	6.571	5	N/A	N/A	N/A
2012	6.571	8.044	5	N/A	N/A	N/A
2013	8.044	8.157	4	N/A	N/A	N/A
2014	8.157	9.119	3	N/A	N/A	N/A
2015	9.119	8.843	4	N/A	N/A	N/A
2016	8.843	8.784	4	9.808	8.869	1*
2017	8.784	9.560	3	8.869	9.662	1*
2018	9.560	8.602	3	N/A	N/A	N/A
2019	8.602	10.548	2	N/A	N/A	N/A
2020	10.548	10.126	2	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.099	11.119	5	N/A	N/A	N/A
2012	11.119	11.626	5	N/A	N/A	N/A
2013	11.626	10.461	15	11.368	10.499	6
2014	10.461	10.591	12	10.499	10.641	4
2015	10.591	10.109	11	N/A	N/A	N/A
2016	10.109	10.279	11	N/A	N/A	N/A
2017	10.279	10.312	10	N/A	N/A	N/A
2018	10.312	10.152	10	N/A	N/A	N/A
2019	10.152	10.552	9	N/A	N/A	N/A
2020	10.552	10.906	8	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
2011	15.661	14.535	1*	14.547	13.516	1*
2012	14.535	16.649	1*	13.516	15.497	1*
2013	16.649	20.563	1*	15.497	19.159	1*
2014	20.563	21.319	1*	19.159	19.884	1*
2015	21.319	21.261	1*	19.884	19.850	1*
2016	21.261	20.649	1*	19.850	19.298	1*
2017	20.649	25.632	1*	19.298	23.980	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
A-10

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Standard Class
2011	14.533	15.395	124	13.503	14.318	39
2012	15.395	16.152	96	14.318	15.037	33
2013	16.152	15.529	71	15.037	14.472	15
2014	15.529	16.195	54	14.472	15.108	18
2015	16.195	16.000	57	15.108	14.941	13
2016	16.000	16.175	29	14.941	15.119	12
2017	16.175	16.614	27	15.119	15.545	11
2018	16.614	16.215	23	15.545	15.186	10
2019	16.215	17.426	23	15.186	16.338	10
2020	17.426	18.842	21	16.338	17.682	9
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	9.650	9.678	1*	N/A	N/A	N/A
2018	9.678	9.526	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.757	12.802	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.799	15.839	2
2017	N/A	N/A	N/A	15.839	18.309	2
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	17.443	19.379	1*	N/A	N/A	N/A
2020	19.379	19.102	1*	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Standard Class
2011	16.925	16.763	13	15.369	15.236	5
2012	16.763	19.018	12	15.236	17.303	4
2013	19.018	25.396	3	17.303	23.130	1*
2014	25.396	28.793	3	23.130	26.249	1*
2015	28.793	28.148	3	26.249	25.688	2
2016	28.148	29.540	3	N/A	N/A	N/A
2017	29.540	34.942	2	N/A	N/A	N/A
2018	34.942	32.818	2	N/A	N/A	N/A
2019	32.818	42.625	2	N/A	N/A	N/A
2020	42.625	50.206	2	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Standard Class(7)
2011	16.083	15.507	1*	N/A	N/A	N/A
2012	15.507	17.290	1*	N/A	N/A	N/A
2013	17.290	20.458	1*	N/A	N/A	N/A
2014	20.458	21.008	1*	N/A	N/A	N/A
2015	21.008	20.399	1*	N/A	N/A	N/A
2016	20.399	21.204	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-11

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.943	10.937	1*	N/A	N/A	N/A
2014	10.937	9.931	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	10.161	10.084	6	N/A	N/A	N/A
2012	10.084	11.404	1*	N/A	N/A	N/A
2013	11.404	14.904	1*	N/A	N/A	N/A
2014	14.904	16.542	1*	N/A	N/A	N/A
2015	16.542	15.897	3	N/A	N/A	N/A
2016	15.897	17.837	3	N/A	N/A	N/A
2017	17.837	21.144	3	N/A	N/A	N/A
2018	21.144	19.226	3	N/A	N/A	N/A
2019	19.226	24.532	2	N/A	N/A	N/A
2020	24.532	28.005	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.527	13.674	7	N/A	N/A	N/A
2014	13.674	14.054	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.375	10.534	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	10.442	10.199	8	N/A	N/A	N/A
2017	10.199	10.307	7	N/A	N/A	N/A
2018	10.307	10.104	7	N/A	N/A	N/A
2019	10.104	10.660	7	N/A	N/A	N/A
2020	10.660	11.059	6	N/A	N/A	N/A
A-12

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	8.916	10.497	2	N/A	N/A	N/A
2014	10.497	10.100	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	12.395	12.617	13	N/A	N/A	N/A
2012	12.617	13.596	3	N/A	N/A	N/A
2013	13.596	14.648	3	N/A	N/A	N/A
2014	14.648	15.198	15	N/A	N/A	N/A
2015	15.198	14.623	2	N/A	N/A	N/A
2016	14.623	15.075	2	N/A	N/A	N/A
2017	15.075	16.352	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	11.783	11.567	1*	N/A	N/A	N/A
2012	11.567	12.395	1*	N/A	N/A	N/A
2013	12.395	13.816	1*	N/A	N/A	N/A
2014	13.816	14.032	1*	N/A	N/A	N/A
2015	14.032	13.267	1*	N/A	N/A	N/A
2016	13.267	13.642	1*	N/A	N/A	N/A
2017	13.642	15.485	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Income Fund - Service Class
2011	11.484	11.395	1*	11.514	11.436	1*
2012	11.395	12.047	1*	11.436	12.103	1*
2013	12.047	11.493	1*	12.103	11.557	1*
2014	11.493	11.501	1*	N/A	N/A	N/A
2015	11.501	11.061	1*	N/A	N/A	N/A
2016	11.061	10.914	1*	N/A	N/A	N/A
2017	10.914	11.255	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	12.227	12.367	5	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	12.296	12.211	14	12.364	12.291	12
2012	12.211	13.137	14	N/A	N/A	N/A
2013	13.137	14.426	14	N/A	N/A	N/A
2014	14.426	14.748	14	N/A	N/A	N/A
2015	14.748	13.989	14	N/A	N/A	N/A
2016	13.989	14.328	14	N/A	N/A	N/A
2017	14.328	16.080	14	N/A	N/A	N/A
2018	16.080	14.927	14	N/A	N/A	N/A
2019	14.927	16.855	14	N/A	N/A	N/A
2020	16.855	17.555	14	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Standard Class
2011	10.356	10.194	67	10.476	10.323	20
2012	10.194	10.035	28	10.323	10.172	19
2013	10.035	9.878	70	10.172	10.023	10
2014	9.878	9.724	61	10.023	9.876	8
2015	9.724	9.572	19	9.876	9.731	4
2016	9.572	9.423	14	9.731	9.589	4
2017	9.423	9.311	20	9.589	9.485	4
2018	9.311	9.291	13	N/A	N/A	N/A
2019	9.291	9.307	13	N/A	N/A	N/A
2020	9.307	9.185	15	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	10.456	10.283	11	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-14

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan High Yield Fund - Service Class
2011	10.805	10.903	1*	N/A	N/A	N/A
2012	10.903	12.300	3	N/A	N/A	N/A
2013	12.300	12.868	1*	N/A	N/A	N/A
2014	12.868	12.991	8	N/A	N/A	N/A
2015	12.991	12.251	10	N/A	N/A	N/A
2016	12.251	13.621	17	13.489	13.711	1*
2017	13.621	14.277	17	13.711	14.387	1*
2018	14.277	13.616	6	N/A	N/A	N/A
2019	13.616	15.101	6	N/A	N/A	N/A
2020	15.101	15.648	4	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	7.424	9.093	1*	N/A	N/A	N/A
2011	9.093	8.769	1*	N/A	N/A	N/A
2012	8.769	9.792	1*	N/A	N/A	N/A
2013	9.792	11.936	1*	N/A	N/A	N/A
2014	11.936	12.669	1*	N/A	N/A	N/A
2015	12.669	11.475	1*	N/A	N/A	N/A
2016	11.475	12.391	1*	N/A	N/A	N/A
2017	12.391	13.951	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.275	7.321	8	8.305	7.354	1*
2012	7.321	8.581	7	7.354	8.630	1*
2013	8.581	9.570	3	8.630	9.634	1*
2014	N/A	N/A	N/A	9.634	8.988	1*
2015	N/A	N/A	N/A	8.988	8.947	1*
2016	N/A	N/A	N/A	8.947	8.937	1*
2017	10.544	11.459	1*	8.937	11.580	1*
2018	11.459	10.322	1*	11.580	10.442	1*
2019	10.322	12.926	1*	10.442	13.090	1*
2020	12.926	14.534	1*	13.090	14.732	1*
LVIP MFS Value Fund - Service Class
2011	8.396	8.233	4	N/A	N/A	N/A
2012	8.233	9.402	3	N/A	N/A	N/A
2013	9.402	12.549	4	N/A	N/A	N/A
2014	12.549	13.614	4	N/A	N/A	N/A
2015	13.614	13.292	2	N/A	N/A	N/A
2016	13.292	14.883	2	14.614	15.027	2
2017	14.883	17.186	2	15.027	17.369	2
2018	17.186	15.184	2	N/A	N/A	N/A
2019	15.184	19.354	2	N/A	N/A	N/A
2020	19.354	19.694	2	N/A	N/A	N/A
A-15

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value Fund - Standard Class
2011	20.352	19.185	44	18.393	17.355	10
2012	19.185	20.696	39	17.355	18.741	9
2013	20.696	24.816	25	18.741	22.494	7
2014	24.816	23.802	20	22.494	21.596	8
2015	23.802	22.536	16	21.596	20.468	7
2016	22.536	23.068	12	20.468	20.972	7
2017	23.068	27.546	12	20.972	25.069	6
2018	27.546	23.998	11	25.069	21.861	6
2019	23.998	27.926	11	21.861	25.466	5
2020	27.926	26.117	11	25.466	23.840	5
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.976	9.900	7	N/A	N/A	N/A
2015	9.900	9.880	11	N/A	N/A	N/A
2016	9.880	9.954	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	9.874	9.867	16	N/A	N/A	N/A
2019	9.867	10.012	15	N/A	N/A	N/A
2020	10.012	10.231	7	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	11.164	11.771	48	11.192	11.812	1*
2012	11.771	12.001	52	11.812	12.055	1*
2013	12.001	11.478	38	12.055	11.542	1*
2014	11.478	11.915	2	N/A	N/A	N/A
2015	11.915	11.726	1*	N/A	N/A	N/A
2016	11.726	11.775	1*	N/A	N/A	N/A
2017	11.775	11.927	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	12.550	12.400	1*	N/A	N/A	N/A
2020	12.400	13.085	1*	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	13.094	12.431	3	N/A	N/A	N/A
2019	12.431	14.012	3	N/A	N/A	N/A
2020	14.012	15.433	3	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-16

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2011	9.363	8.076	6	N/A	N/A	N/A
2012	8.076	9.010	6	N/A	N/A	N/A
2013	9.010	10.641	6	N/A	N/A	N/A
2014	10.641	10.540	1*	N/A	N/A	N/A
2015	10.540	9.902	1*	N/A	N/A	N/A
2016	9.902	10.667	1*	N/A	N/A	N/A
2017	10.667	12.940	1*	N/A	N/A	N/A
2018	12.940	10.768	1*	N/A	N/A	N/A
2019	10.768	12.200	1*	N/A	N/A	N/A
2020	12.200	11.486	1*	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	14.158	11.821	13	14.186	11.857	1*
2012	11.821	13.075	12	11.857	13.127	1*
2013	13.075	12.471	12	13.127	12.534	1*
2014	12.471	11.830	9	N/A	N/A	N/A
2015	11.830	9.634	8	N/A	N/A	N/A
2016	9.634	10.918	8	N/A	N/A	N/A
2017	10.918	13.271	8	N/A	N/A	N/A
2018	13.271	11.423	1*	N/A	N/A	N/A
2019	11.423	12.067	1*	N/A	N/A	N/A
2020	12.067	12.161	1*	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2011	10.872	10.695	2	N/A	N/A	N/A
2012	10.695	11.670	2	N/A	N/A	N/A
2013	11.670	12.580	2	N/A	N/A	N/A
2014	12.580	12.840	2	N/A	N/A	N/A
2015	12.840	11.783	2	N/A	N/A	N/A
2016	11.783	12.217	2	N/A	N/A	N/A
2017	12.217	13.770	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	8.436	7.257	6	N/A	N/A	N/A
2012	7.257	8.414	6	N/A	N/A	N/A
2013	8.414	9.994	12	8.452	10.050	10
2014	9.994	9.238	6	10.050	9.298	9
2015	9.238	8.958	5	N/A	N/A	N/A
2016	8.958	8.881	6	N/A	N/A	N/A
2017	8.881	10.871	6	N/A	N/A	N/A
2018	10.871	9.209	5	N/A	N/A	N/A
2019	9.209	10.991	5	N/A	N/A	N/A
2020	10.991	11.637	5	N/A	N/A	N/A
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-17

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2011	10.836	10.884	9	N/A	N/A	N/A
2012	10.884	11.991	9	N/A	N/A	N/A
2013	11.991	15.990	9	N/A	N/A	N/A
2014	15.990	18.323	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.009	12.488	56	12.043	12.531	6
2014	12.488	12.941	31	12.531	12.998	6
2015	12.941	12.360	24	12.998	12.427	2
2016	12.360	13.260	23	12.427	13.345	2
2017	13.260	14.727	22	13.345	14.832	2
2018	14.727	13.427	20	14.832	13.536	1*
2019	13.427	15.366	13	13.536	15.506	1*
2020	15.366	16.571	12	15.506	16.739	1*
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	9.744	9.743	17	9.797	9.805	1*
2012	9.743	11.060	11	9.805	11.143	1*
2013	11.060	14.333	53	11.143	14.454	7
2014	14.333	15.960	27	14.454	16.111	5
2015	15.960	15.850	22	16.111	16.016	3
2016	15.850	17.389	14	16.016	17.589	3
2017	17.389	20.753	8	17.589	21.012	3
2018	20.753	19.428	8	21.012	19.690	2
2019	19.428	25.022	7	19.690	25.385	2
2020	25.022	28.992	7	25.385	29.442	1*
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	9.086	8.512	5	9.119	8.552	6
2012	8.512	9.685	6	8.552	9.739	5
2013	9.685	13.111	17	9.739	13.198	12
2014	13.111	13.472	12	13.198	13.576	12
2015	13.472	12.602	11	N/A	N/A	N/A
2016	12.602	14.929	11	N/A	N/A	N/A
2017	14.929	16.738	12	N/A	N/A	N/A
2018	16.738	14.563	12	N/A	N/A	N/A
2019	14.563	17.875	12	N/A	N/A	N/A
2020	17.875	20.917	11	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	13.488	12.948	1*	N/A	N/A	N/A
2012	12.948	14.468	1*	N/A	N/A	N/A
2013	14.468	19.102	2	N/A	N/A	N/A
2014	19.102	19.558	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.664	23.036	1*
2017	N/A	N/A	N/A	23.036	24.065	2
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
A-19

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price 2010 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	9.119	8.804	4	N/A	N/A	N/A
2012	8.804	10.225	1*	N/A	N/A	N/A
2013	10.225	13.958	1*	N/A	N/A	N/A
2014	13.958	14.895	1*	N/A	N/A	N/A
2015	14.895	16.191	6	N/A	N/A	N/A
2016	16.191	16.116	5	16.174	16.272	2
2017	16.116	21.152	5	16.272	21.377	1*
2018	21.152	20.532	6	21.377	20.771	1*
2019	20.532	26.416	5	20.771	26.750	1*
2020	26.416	35.389	1*	26.750	35.872	1*
A-20

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
2011	20.162	19.074	2	N/A	N/A	N/A
2012	19.074	21.832	1*	N/A	N/A	N/A
2013	21.832	28.961	1*	N/A	N/A	N/A
2014	28.961	31.804	1*	N/A	N/A	N/A
2015	31.804	31.957	2	N/A	N/A	N/A
2016	31.957	33.826	1*	N/A	N/A	N/A
2017	33.826	41.527	1*	N/A	N/A	N/A
2018	41.527	39.611	1*	N/A	N/A	N/A
2019	39.611	53.562	1*	N/A	N/A	N/A
2020	53.562	69.415	1*	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	11.777	12.592	1*	N/A	N/A	N/A
2018	12.592	10.543	2	N/A	N/A	N/A
2019	10.543	12.648	1*	N/A	N/A	N/A
2020	12.648	13.768	1*	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2011	9.490	8.476	11	N/A	N/A	N/A
2012	8.476	9.907	9	N/A	N/A	N/A
2013	9.907	13.227	1*	N/A	N/A	N/A
2014	13.227	14.462	1*	N/A	N/A	N/A
2015	14.462	15.534	1*	15.551	15.669	4
2016	15.534	15.265	1*	N/A	N/A	N/A
2017	15.265	20.360	1*	N/A	N/A	N/A
2018	20.360	20.258	1*	N/A	N/A	N/A
2019	20.258	28.116	1*	N/A	N/A	N/A
2020	28.116	39.478	1*	N/A	N/A	N/A
A-21

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.551	7.612	1*	8.582	7.647	24
2012	7.612	9.275	1*	7.647	9.327	24
2013	9.275	12.215	1*	9.327	12.295	23
2014	12.215	12.985	1*	N/A	N/A	N/A
2015	12.985	12.554	1*	N/A	N/A	N/A
2016	12.554	13.934	1*	N/A	N/A	N/A
2017	13.934	15.516	7	N/A	N/A	N/A
2018	15.516	13.017	6	N/A	N/A	N/A
2019	13.017	16.688	6	N/A	N/A	N/A
2020	16.688	16.673	6	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	18.368	17.976	7	16.827	16.484	1*
2012	17.976	20.711	6	16.484	19.011	1*
2013	20.711	27.821	10	19.011	25.563	1*
2014	27.821	29.758	1*	25.563	27.370	1*
2015	29.758	31.423	1*	27.370	28.931	1*
2016	31.423	31.598	1*	28.931	29.121	1*
2017	31.598	40.763	1*	29.121	37.602	1*
2018	40.763	41.083	1*	37.602	37.940	1*
2019	41.083	55.703	1*	37.940	51.507	1*
2020	55.703	72.105	1*	51.507	66.730	1*
MFS® VIT II Core Equity Portfolio - Service Class(10)
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	16.899	17.726	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(9)
2009	11.250	13.034	68	10.573	12.261	13
2010	13.034	14.063	67	12.261	13.242	13
2011	14.063	14.059	68	13.242	13.252	9
2012	14.059	15.349	48	13.252	14.482	5
2013	15.349	16.998	44	14.482	16.045	5
MFS® VIT Utilities Series - Service Class
2011	32.197	33.747	14	25.493	26.747	3
2012	33.747	37.600	12	26.747	29.830	2
2013	37.600	44.483	10	29.830	35.327	2
2014	44.483	49.235	5	35.327	39.139	9
2015	49.235	41.302	3	39.139	32.866	1*
2016	41.302	45.214	3	32.866	36.015	1*
2017	45.214	50.946	3	36.015	40.621	1*
2018	50.946	50.543	2	40.621	40.340	1*
2019	50.543	62.078	2	40.340	49.596	1*
2020	62.078	64.526	2	49.596	51.604	1*
A-22

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Neuberger Berman AMT Mid Cap Growth(1)
2009	12.187	15.784	19	11.868	15.386	1*
2010	15.784	20.053	16	15.386	19.567	1*
2011	20.053	19.828	15	19.567	19.367	1*
2012	19.828	21.936	11	19.367	21.447	1*
2013	21.936	25.050	9	21.447	24.501	1*
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2011	19.709	18.135	9	18.188	16.753	2
2012	18.135	20.619	7	16.753	19.067	2
2013	20.619	27.810	6	19.067	25.742	1*
2014	27.810	31.156	5	25.742	28.868	1*
2015	31.156	28.105	4	28.868	26.067	1*
2016	28.105	32.131	4	26.067	29.831	1*
2017	32.131	36.913	3	29.831	34.305	1*
2018	36.913	30.778	3	34.305	28.632	1*
2019	30.778	35.361	3	28.632	32.928	1*
2020	35.361	33.888	3	32.928	31.588	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	15.288	13.910	3	15.313	13.947	1*
2012	13.910	14.391	1*	13.947	14.444	1*
2013	14.391	12.079	2	14.444	12.135	1*
2014	12.079	9.673	1*	N/A	N/A	N/A
2015	9.673	7.077	1*	N/A	N/A	N/A
2016	7.077	8.000	1*	N/A	N/A	N/A
2017	8.000	8.034	5	N/A	N/A	N/A
2018	8.034	6.784	4	N/A	N/A	N/A
2019	6.784	7.434	4	N/A	N/A	N/A
2020	7.434	7.406	4	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2011	13.439	13.070	1*	13.128	12.781	1*
2012	13.070	15.727	1*	12.781	15.394	1*
2013	15.727	21.926	1*	15.394	21.485	1*
2014	N/A	N/A	N/A	21.485	27.017	1*
2015	N/A	N/A	N/A	27.017	28.687	1*
2016	N/A	N/A	N/A	28.687	25.052	1*
2017	N/A	N/A	N/A	25.052	28.452	1*
2018	N/A	N/A	N/A	28.452	27.863	1*
2019	N/A	N/A	N/A	27.863	35.763	1*
2020	N/A	N/A	N/A	35.763	40.966	1*
Putnam VT Growth & Income(13)
2009	9.758	12.465	3	N/A	N/A	N/A
2010	12.465	14.032	3	N/A	N/A	N/A
2011	14.032	13.168	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
A-23

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2011	16.463	16.060	27	16.555	16.166	4
2012	16.060	18.187	27	16.166	18.325	5
2013	18.187	18.190	18	18.325	18.346	1*
2014	18.190	18.229	18	18.346	18.404	1*
2015	18.229	17.168	11	18.404	17.350	1*
2016	17.168	17.392	3	17.350	17.594	1*
2017	17.392	17.445	7	17.594	17.666	1*
2018	17.445	17.501	7	17.666	17.740	1*
2019	17.501	17.570	7	17.740	17.828	1*
2020	17.570	16.378	7	17.828	16.635	1*
Templeton Growth VIP Fund - Class 2
2011	15.750	14.419	13	N/A	N/A	N/A
2012	14.419	17.179	11	N/A	N/A	N/A
2013	17.179	22.117	12	N/A	N/A	N/A
2014	22.117	21.153	12	N/A	N/A	N/A
2015	21.153	19.467	7	N/A	N/A	N/A
2016	19.467	21.001	5	N/A	N/A	N/A
2017	21.001	24.492	3	N/A	N/A	N/A
2018	24.492	20.524	3	N/A	N/A	N/A
2019	20.524	23.259	3	N/A	N/A	N/A
2020	23.259	24.217	1*	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.
A-24

Appendix B — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Select Guaranteed Income Benefit elections for applications and/or rider election forms signed between November 18, 2019 and May 18, 2020
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 - 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and November 17, 2019.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (version 4)
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
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i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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SAI 1

Lincoln ChoicePlusSM II Bonus
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM II Bonus prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2021. You may obtain a copy of the Lincoln ChoicePlusSM II Bonus prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2021.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $10,003,399, $11,680,990 and $12,292,189 to LFN and Selling Firms in 2018, 2019 and 2020, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Standard & Poor’s and Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we become aware of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on
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the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are incorporated into this SAI by reference to the VAA’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
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Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement to the Prospectus dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the i4LIFE® Advantage Guaranteed Income Benefit rate and percentages that we are currently offering. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after May 1, 2020.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	2.75%
55-58	3.25%	55-58	3.00%
59-64	3.75%	59-64	3.50%
65-69	4.25%	65-69	4.00%
70-74	5.00%	70-74	4.25%
75-79	5.00%	75-79	4.75%
80+	5.25%	80+	5.00%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on and after May 1, 2020. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

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Prospectus 2

Lincoln ChoicePlus AssuranceSM (Bonus)
Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2021
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The contract described in this prospectus is only available in New York.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*

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BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Emerging Markets Series
Delaware VIP® Small Cap Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
Janus Aspen Series:
Janus Henderson Balanced Portfolio*
Janus Henderson Enterprise Portfolio*
Janus Henderson Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
(formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
(formerly Delaware VIP® Diversified Income Series)
LVIP Delaware High Yield Fund
(formerly Delaware VIP® High Yield Series)
LVIP Delaware Limited-Term Diversified Income Fund
(formerly Delaware VIP® Limited-Term Diversified Income Series)
LVIP Delaware Mid Cap Value Fund
LVIP Delaware REIT Fund
(formerly Delaware VIP® REIT Series)
LVIP Delaware SMID Cap Core Fund
(formerly Delaware VIP® Smid Cap Core Series)
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
(formerly Delaware VIP® U.S. Growth Series)
LVIP Delaware Value Fund
(formerly Delaware VIP® Value Series)
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
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LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
(formerly LVIP Dimensional/Vanguard Total Bond Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
(formerly LVIP Wellington Mid-Cap Value Fund)
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund*
Putnam VT Large Cap Value Fund
(formerly Putnam VT Equity Income Fund)
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Protected Income Base, minus Purchase Payments and corresponding Bonus Credits, received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Account Value Step-up—Under Lincoln Lifetime IncomeSM Advantage, the Protected Income Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)

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Living Benefit Rider—A general reference to optional riders that provide some type of a minimum income guarantee while you are alive. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln SmartSecurity® Advantage.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Protected Annual Income Payout Option—(may be referred to as Guaranteed Annual Income Amount Annuity Payout Option or Maximum Annual Withdrawal Amount Annuity Payout Option in your contract)—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Protected Annual Income amount for life.
Protected Income Base—(may be referred to as Income Base in your contract)—Under Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage, the Protected Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Protected Income
Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Guaranteed Income Benefit percentages under i4LIFE® Advantage Select Guaranteed Income Benefit.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
Transfer charge:[2]	up to $25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over a 9-year period at the following rates: 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2,3]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.10%
Total Separate Account Expenses	1.80%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.10%
Total Separate Account Expenses	1.55%
Account Value Death Benefit
Mortality and Expense Risk Charge	1.40%
Administrative Charge	0.10%
Total Separate Account Expenses	1.50%

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Optional Protected Lifetime Income Fees:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[5]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[6]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	For contracts purchased prior to July 22, 2005, the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge is 1.30% and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, any Bonus Credits, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.
[5]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[6]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This fee is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the protected lifetime income fee will increase from 0.50% to 0.65% upon the next election to reset the Protected Income Base. A discussion of the fees for this closed rider can be found in an Appendix to this prospectus.

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TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.20%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%

i4LIFE® Advantage Select Guaranteed Income Benefit:[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.45%	4.65%
Current Charge	3.15%	3.35%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	4.20%	4.40%
Current Charge	2.90%	3.10%
Account Value Death Benefit
Guaranteed Maximum Charge	4.15%	4.35%
Current Charge	2.85%	3.05%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.20%	4.20%
Current Charge	2.85%	3.05%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	3.95%
Current Charge	2.60%	2.80%
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.45%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.
[3]	The current annual charge rate for the Select Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the
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joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.

TABLE C
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.85%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.60%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2020, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.48%	4.37%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.48%	1.53%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2022. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
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Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,768	$3,439	$4,817	$7,614
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$918	$2,639	$4,217	$7,614
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,744	$3,445	$4,942	$8,327
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$894	$2,645	$4,342	$8,327
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
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What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments, Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. In addition, there is an administrative charge. The charges and/or fees for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. Living Benefit Rider charges are generally based on the Protected Income Base. This means that if the Contract Value is higher than the Protected Income Base this could result in lower charges (higher charges if the Contract Value is less than the Protected Income Base) than if the charges were based on Contract Value. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Servicing Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, see The Contracts – Purchase Payments. Also, see Appendix C for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
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A Persistency Credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005) of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either an income/withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). All versions of the Guaranteed Income Benefit are discontinued for all Contractowners. The only available Living Benefit Rider you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. If you own a Living Benefit Rider, you may be subject to Investment Requirements. Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders and in Appendix C. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
We reserve the right to discontinue offering any Living Benefit Riders at any time. This means that there is a chance you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit). In addition, we may make different versions of the Living Benefit Riders available.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days of the date you first receive the contract. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
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Condensed Financial Information
Appendix A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Company of New York (Lincoln New York or Company) is a stock life insurance company chartered in 1897 and now domiciled in New York. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
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State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
COVID-19. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 are expected to continue to adversely affect, our earnings as well as our business, results of operations and financial condition. As a result of the pandemic and ensuing conditions, we have experienced and expect to continue to experience higher level of claims, which adversely affect our earnings. We may also experience an increase in activity such as surrenders of policies, missed premium payments or 401(k) hardship withdrawals due to changes in consumer behavior as a result of financial stress. Because the vast majority of our employees continue to work from home, along with many of our vendors and customers, and such conditions may continue well into 2021, our business operations may be adversely impacted, among other things, due to privacy incidents, cybersecurity incidents, technological issues or operational disruptions on the part of our vendors, and we may experience distribution disruptions as we continue to sell our products virtually.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
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Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.30%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment adviser or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds.
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Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Riders purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth Fund (Class 2): Growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	American Funds International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
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Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust Capital Strength Portfolio (Class I): To provide capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Janus Henderson Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	Janus Henderson Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
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•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation. (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Diversified income Fund (Service Class)(1): Maximum long-term total return consistent with reasonable risk. (formerly Delaware VIP® Diversified Income Series)
•	LVIP Delaware High Yield Fund (Service Class)(1): Total return and, as a secondary objective, high current income.
This fund is not available in contracts issued on or after November 15, 2010.
(formerly Delaware VIP® High Yield Series)
•	LVIP Delaware Limited-Term Diversified Income Fund (Service Class)(1): Maximum total return, consistent with reasonable risk. (formerly Delaware VIP® Limited-Term Diversified Income Series)
•	LVIP Delaware Mid Cap Value Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware REIT Fund (Service Class)(1): Maximum long-term total return, with capital appreciation as a secondary objective. (formerly Delaware VIP® REIT Series)
•	LVIP Delaware SMID Cap Core Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Smid Cap Core Series)
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware U.S. Growth Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® U.S. Growth Series)
•	LVIP Delaware Value Fund (Service Class)(1): Long-term capital appreciation. (formerly Delaware VIP® Value Series)
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
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•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
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•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital, a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Bond Allocation Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds. (formerly LVIP Dimensional/Vanguard Total Bond Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington SMID Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Wellington Mid-Cap Value Fund)
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
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MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not available in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation. This fund is not available in contracts issued on or after May 24, 2004.
•	Putnam VT Large Cap Value Fund (Class IB): Capital growth and current income. (formerly Putnam VT Equity Income Fund)
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substituted fund. Any future allocations to
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the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge; and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other
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things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)	Account Value Death Benefit
Mortality and expense risk charge	1.70%	1.45%	1.40%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	1.80%	1.55%	1.50%
* For contracts purchased before July 22, 2005 the total annual charges are as follows: EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the period below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments when used the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original Contractowner (however, the surrender charge schedule for the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the Contractowner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than twelve months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the Guaranteed Income Benefit, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount or the Protected Annual Income amount under applicable Living Benefit Riders, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
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1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 ($30 for contracts purchased prior to June 24, 2013) from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Protected Lifetime Income Fee
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a protected lifetime income fee will be noted on your quarterly statement.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments, Guaranteed Income Benefit payments, and any withdrawals.
The annual i4LIFE® Advantage charge rates during the Access Period are:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.20%
Guarantee of Principal Death Benefit	1.95%
Account Value Death Benefit	1.90%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These
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charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. Select Guaranteed Income Benefit is subject to a current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	3.15%	3.35%
Guarantee of Principal Death Benefit	2.90%	3.10%
Account Value Death Benefit	2.85%	3.05%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (version 4) is subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.85%	3.05%
	(2.70% for version 1, 2 and 3)	(2.70% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	2.60%	2.80%
	(2.45% for version 1, 2 and 3)	(2.45% for version 1, 2 and 3)
Account Value Death Benefit	2.55%	2.75%
	(2.40% for version 1, 2 and 3)	(2.40% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit	2.25%	2.45%
Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4) or step-up period election (version 2 and version 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Select Guaranteed Income Benefit is only available for purchase if your contract was issued prior to June 30, 2009.
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Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk to your financial advisor and determine which annuity contract is most appropriate for you.
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Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $1 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
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These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Bonus Credits
For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:
Owner's Investment	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least fourteen years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005). This Persistency Credit will be allocated to the variable Subaccounts and the DCA fixed account in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and or the fixed side of the contract in the same proportion in which you allocated Purchase Payments. In the absence
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of instructions accompanying the Purchase Payments or otherwise not being in Good Order, we will allocate the Purchase Payment in the same manner as your last Purchase Payment or, if not possible, otherwise contact you or your registered representative for additional information.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into the fixed account is $2,000.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to 12 (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these 12 transfers.
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The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are
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required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of
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the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
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There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we become aware of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
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Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and Appendix C — Discontinued Living Benefit Riders.. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. Contractowners who purchased their contracts on or after July 22, 2005, may select the Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value.
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Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
For contracts issued on or after July 22, 2005, you may discontinue the Guarantee of Principal Death Benefit by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after July 22, 2005, you may instead choose the Account Value Death Benefit. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. A portion of the Death Benefit credited to the contract will be allocated to the variable Subaccounts in proportion to the Contract Value in each variable Subaccount. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
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2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns
These funds are included under Investment Requirements in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract
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Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the First Trust Capital Strength Portfolio, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund, the LVIP Emerging Markets Equity Index Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund

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•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Riders purchased on or after June 30, 2009.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Large Cap Growth Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds Growth Fund
•	American funds Growth-Income Fund
•	American Funds International Fund
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Core Equity Fund
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Global Research Portfolio
•	LVIP American Global Small Capitalization

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•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS® VIT II Core Equity Portfolio
•	MFS® VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased prior to May 21, 2018. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 you must currently allocate your Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
First Trust Capital Strength Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Putnam VT Equity Income Fund	AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the
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following models, if available: Active Passive Global Growth Allocation Model Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after January 11, 2016 and prior to October 3, 2016. You must currently allocate your Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured	AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
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Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Investment Requirements for all other Living Benefit Riders. You must currently allocate your Contract Value or i4LIFE® Advantage Account Value amount one of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, First Trust Capital Strength Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk
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Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
For contracts purchased on or after June 30, 2009, the following optional Living Benefit Riders described in this prospectus will no longer be available for election:
•	Lincoln Lifetime IncomeSM Advantage
•	Lincoln SmartSecurity® Advantage
•	4LATER® Advantage
•	i4LIFE® Advantage with Guaranteed Income Benefit
For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 18, 2020. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
i4LIFE® Advantage without the Guaranteed Income Benefit will continue to be available.
Appendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage.
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Before electing to terminate an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit and, for contracts purchased before June 30, 2009, with the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE® Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 85 (qualified contracts) or age 99 (nonqualified contracts).You should also consider whether the features of i4LIFE® Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE® Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a Death Benefit during the Access Period. i4LIFE® Advantage with the Guaranteed Income Benefit uses a different annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to The Contracts – Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus for more details. Before deciding to terminate an existing rider you should consult with your broker dealer representative.
The benefits of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Rate Sheets
The Guaranteed Income Benefit percentages are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current percentages and the date by which your rider election form must be signed and dated for a rider to be issued with those percentages. The percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the percentages on the previous Rate Sheet.
The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be provided to you when you elect a rider. You can also obtain the most current Rate Sheet information by contracting your registered representative or online at www.LincolnFinancial.com. The percentages from previous effective periods are included in Appendix D to this prospectus.
If the Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any withdrawals, i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
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Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit below. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit must be elected by age 95 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, or Guaranteed Income Benefit (version
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4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit election made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also
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reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
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i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract)
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after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. This change will be effective on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract.
For contracts purchased on or after June 30, 2009, all versions of Guaranteed Income Benefit have been discontinued. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your
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contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
If you previously elected any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
The total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount which is greater than $100,000 Account Value)	$6,300
There are five versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2, 3, and 4) may only be elected if you own a Living Benefit Rider that guarantees you the right to elect that version. Select Guaranteed Income Benefit is available for election on or after October 3, 2016 and prior to May 18, 2020, only for contracts purchased prior to June 30, 2009. A Contractowner with Lincoln Lifetime IncomeSM Advantage who decides to transition to i4LIFE® Advantage Guaranteed Income Benefit will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit. Select Guaranteed Income Benefit was available for purchase prior to May 18, 2020. The Guaranteed Income Benefit percentages applicable to previous rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
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The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). Guaranteed Income Benefit (version 4) was available for purchase prior to October 5, 2016. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
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8/1/2020 Amount of initial Regular Income Payment	$4,801
8/1/2020 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2020 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$3,500
8/1/2021 Recalculated Regular Income Payment	$6,000
8/1/2021 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of a Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
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Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Protected Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Protected Annual Income Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The minimum rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payment Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
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Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
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1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual net investment rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments, Bonus Credits and Persistency Credits and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. Any amount withdrawn from a fixed Subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the
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Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited Bonus Credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. No Bonus Credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
We may not accept reinvestment into the fixed side of the contract.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
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Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA (Financial Industry Regulatory Authority). The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales incentives relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2020 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of
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the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
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Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, , Persistency Credits, and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Bonus Credits,, Persistency Credits, and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether
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or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional protected lifetime income fees, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a
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result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
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Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
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The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the
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1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or Interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.
IRA purchasers will receive the greater of purchase payments or contract value as of the valuation day on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or protected lifetime income fees;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
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Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
67

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
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Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlus AssuranceSM (Bonus).
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Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
68

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69

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before July 22, 2005 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AB VPS Global Thematic Growth Portfolio - Class B
2011	18.802	14.171	1*	15.805	11.924	1*
2012	14.171	15.793	1*	11.924	13.303	1*
2013	15.793	19.106	1*	13.303	16.109	1*
2014	19.106	19.706	1*	16.109	16.632	1*
2015	19.706	19.907	1*	16.632	16.818	1*
2016	19.907	19.420	1*	16.818	16.424	1*
2017	19.420	26.049	1*	16.424	22.052	1*
2018	26.049	23.076	1*	22.052	19.560	1*
2019	23.076	29.473	1*	19.560	25.006	1*
2020	29.473	40.341	1*	N/A	N/A	N/A
AB VPS Growth and Income Portfolio - Class B(1)
2009	10.887	12.895	39	9.436	11.187	38
2010	12.895	14.314	37	11.187	12.431	33
2011	14.314	14.942	32	12.431	12.989	30
2012	14.942	17.241	32	12.989	15.002	27
2013	17.241	20.154	30	15.002	17.544	26
AB VPS International Value Portfolio - Class B(2)
2009	5.659	7.483	7	5.674	7.510	19
2010	7.483	7.681	3	7.510	7.716	17
2011	7.681	6.089	3	7.716	6.124	14
2012	6.089	6.843	3	6.124	6.889	12
2013	6.843	7.532	3	6.889	7.585	11
AB VPS Large Cap Growth Portfolio - Class B
2011	13.682	13.024	3	13.177	12.556	2
2012	13.024	14.884	3	12.556	14.363	2
2013	14.884	20.067	1*	N/A	N/A	N/A
2014	20.067	22.482	1*	N/A	N/A	N/A
2015	22.482	24.527	1*	N/A	N/A	N/A
2016	24.527	24.706	1*	N/A	N/A	N/A
2017	24.706	32.015	1*	N/A	N/A	N/A
2018	32.015	32.240	1*	N/A	N/A	N/A
2019	32.240	42.639	1*	N/A	N/A	N/A
2020	42.639	56.707	1*	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	24.501	22.033	14	20.194	18.178	7
2012	22.033	25.688	12	18.178	21.215	7
2013	25.688	34.795	10	21.215	28.765	4
2014	34.795	37.306	8	28.765	30.872	4
2015	37.306	34.624	7	30.872	28.680	4
2016	34.624	42.522	8	28.680	35.258	4
2017	42.522	47.224	5	35.258	39.196	4
2018	47.224	39.366	3	39.196	32.706	3
2019	39.366	46.452	2	32.706	38.632	2
2020	46.452	47.110	3	38.632	39.219	1*
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	11.490	10.985	2	N/A	N/A	N/A
2019	10.985	12.906	1*	N/A	N/A	N/A
2020	12.906	14.260	2	N/A	N/A	N/A
American Century VP Inflation Protection Fund - Class II(3)
2009	10.852	11.773	113	10.901	11.838	106
2010	11.773	12.177	102	11.838	12.257	103
2011	12.177	13.391	88	12.257	13.492	93
2012	13.391	14.152	72	13.492	14.273	79
2013	14.152	13.848	71	14.273	13.972	62
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	15.826	14.190	9	15.930	14.299	10
2012	14.190	17.116	6	14.299	17.264	8
2013	17.116	21.760	7	17.264	21.969	2
2014	21.760	21.910	5	21.969	22.143	2
2015	21.910	23.058	5	22.143	23.326	1*
2016	23.058	22.832	4	23.326	23.122	1*
2017	22.832	29.542	4	23.122	29.946	1*
2018	29.542	26.443	4	29.946	26.832	1*
2019	26.443	35.204	3	26.832	35.757	1*
2020	35.204	45.201	3	35.757	45.957	1*
American Funds Global Small Capitalization Fund - Class 2
2011	29.920	23.807	6	26.666	21.239	7
2012	23.807	27.688	5	21.239	24.727	6
2013	27.688	34.955	6	24.727	31.247	4
2014	34.955	35.130	5	31.247	31.435	3
2015	35.130	34.664	5	31.435	31.049	3
2016	34.664	34.830	5	31.049	31.229	3
2017	34.830	43.153	4	31.229	38.734	2
2018	43.153	37.989	4	38.734	34.129	1*
2019	37.989	49.169	4	34.129	44.218	1*
2020	49.169	62.771	4	44.218	56.507	1*
American Funds Growth Fund - Class 2
2011	19.199	18.086	78	16.646	15.696	110
2012	18.086	20.984	62	15.696	18.229	99
2013	20.984	26.867	54	18.229	23.364	78
2014	26.867	28.690	47	23.364	24.974	51
2015	28.690	30.171	44	24.974	26.289	40
2016	30.171	32.510	39	26.289	28.355	34
2017	32.510	41.045	24	28.355	35.836	28
2018	41.045	40.294	22	35.836	35.215	25
2019	40.294	51.858	20	35.215	45.367	23
2020	51.858	77.615	18	45.367	67.968	14
American Funds Growth-Income Fund - Class 2
2011	16.281	15.729	106	14.223	13.755	107
2012	15.729	18.186	92	13.755	15.919	97
2013	18.186	23.892	76	15.919	20.936	74
2014	23.892	26.014	66	20.936	22.817	53
2015	26.014	25.973	58	22.817	22.805	42
2016	25.973	28.506	51	22.805	25.053	34
2017	28.506	34.333	36	25.053	30.205	27
2018	34.333	33.184	33	30.205	29.223	22
2019	33.184	41.193	29	29.223	36.313	20
2020	41.193	46.030	25	36.313	40.617	15

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds International Fund - Class 2
2011	23.753	20.111	47	21.852	18.520	47
2012	20.111	23.336	38	18.520	21.511	44
2013	23.336	27.934	34	21.511	25.776	37
2014	27.934	26.761	29	25.776	24.718	32
2015	26.761	25.144	27	24.718	23.248	28
2016	25.144	25.619	23	23.248	23.711	23
2017	25.619	33.318	13	23.711	30.867	20
2018	33.318	28.483	11	30.867	26.414	10
2019	28.483	34.445	10	26.414	31.975	9
2020	34.445	38.634	9	31.975	35.900	6
BlackRock Global Allocation V.I. Fund - Class III
2011	12.501	11.854	11	12.521	11.886	5
2012	11.854	12.829	11	11.886	12.876	5
2013	12.829	14.446	12	12.876	14.513	4
2014	14.446	14.491	12	N/A	N/A	N/A
2015	14.491	14.118	11	N/A	N/A	N/A
2016	14.118	14.423	10	N/A	N/A	N/A
2017	14.423	16.140	10	N/A	N/A	N/A
2018	16.140	14.680	11	N/A	N/A	N/A
2019	14.680	17.012	11	N/A	N/A	N/A
2020	17.012	20.209	11	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.668	10.582	2	N/A	N/A	N/A
2016	10.582	11.362	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	14.744	15.403	96	14.843	15.522	50
2012	15.403	16.201	86	15.522	16.342	47
2013	16.201	15.717	61	16.342	15.870	32
2014	15.717	16.239	44	15.870	16.412	31
2015	16.239	15.767	37	16.412	15.951	22
2016	15.767	16.026	30	15.951	16.230	15
2017	16.026	16.543	18	16.230	16.770	13
2018	16.543	15.908	14	16.770	16.143	13
2019	15.908	17.234	14	16.143	17.506	11
2020	17.234	18.774	17	17.506	19.089	11
Delaware VIP® Emerging Markets Series - Service Class
2011	27.927	21.986	21	28.112	22.154	11
2012	21.986	24.707	18	22.154	24.920	11
2013	24.707	26.712	16	24.920	26.969	8
2014	26.712	24.115	13	26.969	24.372	7
2015	24.115	20.226	14	24.372	20.462	5
2016	20.226	22.628	16	20.462	22.915	7
2017	22.628	31.227	11	22.915	31.654	4
2018	31.227	25.806	7	31.654	26.185	5
2019	25.806	31.047	6	26.185	31.535	5
2020	31.047	38.099	6	31.535	38.736	4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP® High Yield Series - Service Class
2011	21.991	22.146	38	17.455	17.596	31
2012	22.146	25.577	35	17.596	20.342	31
2013	25.577	27.431	28	20.342	21.838	27
2014	27.431	26.851	24	21.838	21.398	19
2015	26.851	24.608	16	21.398	19.630	11
2016	24.608	27.344	14	19.630	21.835	10
2017	27.344	28.864	10	21.835	23.071	10
2018	28.864	27.053	9	23.071	21.646	9
2019	27.053	30.915	9	21.646	24.760	8
2020	30.915	32.520	9	24.760	26.072	5
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.622	11.730	28	11.687	11.808	13
2012	11.730	11.835	33	11.808	11.925	15
2013	11.835	11.493	31	11.925	11.592	18
2014	11.493	11.473	28	11.592	11.584	12
2015	11.473	11.363	25	11.584	11.483	12
2016	11.363	11.376	13	11.483	11.509	5
2017	11.376	11.410	11	11.509	11.555	4
2018	11.410	11.234	8	11.555	11.389	2
2019	11.234	11.587	9	11.389	11.757	1*
2020	11.587	11.872	16	11.757	12.059	1*
Delaware VIP® REIT Series - Service Class
2011	20.269	22.066	25	17.639	19.221	12
2012	22.066	25.322	18	19.221	22.080	10
2013	25.322	25.399	13	22.080	22.169	9
2014	25.399	32.275	11	22.169	28.199	6
2015	32.275	32.882	10	28.199	28.758	5
2016	32.882	34.178	9	28.758	29.921	4
2017	34.178	34.061	7	29.921	29.848	4
2018	34.061	31.001	6	29.848	27.194	3
2019	31.001	38.593	5	27.194	33.887	5
2020	38.593	33.937	5	33.887	29.829	5
Delaware VIP® Small Cap Value Series - Service Class
2011	23.078	22.350	7	20.542	19.915	15
2012	22.350	24.994	7	19.915	22.293	13
2013	24.994	32.757	5	22.293	29.246	12
2014	32.757	34.048	3	29.246	30.429	10
2015	34.048	31.342	3	30.429	28.039	6
2016	31.342	40.433	3	28.039	36.208	6
2017	40.433	44.470	2	36.208	39.861	5
2018	44.470	36.349	1*	39.861	32.614	2
2019	36.349	45.688	1*	32.614	41.034	2
2020	45.688	43.984	1*	41.034	39.544	1*
Delaware VIP® Smid Cap Core Series - Service Class(4)
2011	20.617	21.893	12	17.819	18.940	19
2012	21.893	23.853	8	18.940	20.657	18
2013	23.853	33.093	8	20.657	28.687	16
2014	33.093	33.503	6	28.687	29.072	15
2015	33.503	35.381	6	29.072	30.732	14
2016	35.381	37.610	6	30.732	32.701	10
2017	37.610	43.818	4	32.701	38.136	9
2018	43.818	37.774	4	38.136	32.909	7
2019	37.774	48.049	3	32.909	41.902	4
2020	48.049	52.364	3	41.902	45.712	2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP® U.S. Growth Series - Service Class
2011	13.846	14.648	14	12.946	13.710	17
2012	14.648	16.716	11	13.710	15.661	15
2013	16.716	22.117	12	15.661	20.742	13
2014	22.117	24.483	10	20.742	22.984	13
2015	24.483	25.318	9	22.984	23.792	6
2016	25.318	23.547	9	23.792	22.150	4
2017	23.547	29.687	6	22.150	27.953	5
2018	29.687	28.253	8	27.953	26.630	4
2019	28.253	35.279	4	26.630	33.285	4
2020	35.279	49.887	4	33.285	47.114	4
Delaware VIP® Value Series - Service Class
2011	15.796	16.985	28	14.233	15.320	13
2012	16.985	19.128	27	15.320	17.270	12
2013	19.128	25.108	24	17.270	22.691	7
2014	25.108	28.094	24	22.691	25.416	8
2015	28.094	27.471	19	25.416	24.877	7
2016	27.471	30.907	8	24.877	28.017	7
2017	30.907	34.533	7	28.017	31.335	5
2018	34.533	32.966	6	31.335	29.942	4
2019	32.966	38.800	3	29.942	35.276	3
2020	38.800	38.234	2	35.276	34.797	2
Deutsche Equity 500 Index VIP(1)
2009	9.705	12.036	34	9.759	12.116	42
2010	12.036	13.565	28	12.116	13.669	28
2011	13.565	13.550	21	13.669	13.667	24
2012	13.550	15.391	15	13.667	15.540	19
2013	15.391	17.993	15	15.540	18.174	18
Deutsche Small Cap Index VIP(5)
2009	11.490	14.279	5	11.555	14.373	7
2010	14.279	17.721	5	14.373	17.855	5
2011	17.721	16.641	4	17.855	16.784	2
2012	16.641	18.978	3	16.784	19.160	2
2013	18.978	22.209	2	19.160	22.431	2
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	12.697	12.119	1*
2012	12.298	13.010	1*	12.119	13.056	7
2013	13.010	12.900	1*	13.056	12.958	1*
2014	12.900	13.106	1*	12.958	13.179	1*
2015	13.106	12.054	1*	13.179	12.134	1*
2016	12.054	12.455	1*	N/A	N/A	N/A
2017	12.455	13.120	1*	N/A	N/A	N/A
2018	13.120	11.701	1*	N/A	N/A	N/A
2019	11.701	13.167	1*	N/A	N/A	N/A
2020	13.167	13.648	1*	N/A	N/A	N/A
Fidelity VIP Equity-Income(1)
2009	10.380	13.268	19	9.385	12.008	13
2010	13.268	15.005	18	12.008	13.594	11
2011	15.005	14.863	17	13.594	13.480	8
2012	14.863	17.122	16	13.480	15.544	7
2013	17.122	20.016	12	15.544	18.178	6
Fidelity VIP Overseas(6)
2009	14.033	17.431	27	13.692	17.025	26
2010	17.431	19.356	20	17.025	18.923	19
2011	19.356	15.745	19	18.923	15.409	17
2012	15.745	18.653	20	15.409	18.273	16
2013	18.653	20.820	15	18.273	20.403	16
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	10.372	11.114	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	17.939	17.163	28	17.596	16.851	13
2012	17.163	19.617	24	16.851	19.280	12
2013	19.617	25.281	20	19.280	24.872	8
2014	25.281	27.780	18	24.872	27.357	7
2015	27.780	27.452	16	27.357	27.062	5
2016	27.452	29.105	16	27.062	28.720	5
2017	29.105	34.827	11	28.720	34.402	4
2018	34.827	31.998	9	34.402	31.637	4
2019	31.998	41.338	8	31.637	40.913	4
2020	41.338	52.983	7	40.913	52.490	3
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2011	14.718	14.479	7	13.574	13.367	4
2012	14.479	16.302	7	13.367	15.065	4
2013	16.302	21.819	6	15.065	20.184	4
2014	21.819	23.838	6	20.184	22.073	2
2015	23.838	25.079	9	22.073	23.246	2
2016	25.079	24.816	7	23.246	23.026	2
2017	24.816	32.926	7	23.026	30.578	3
2018	32.926	32.263	6	30.578	29.993	2
2019	32.263	42.539	5	29.993	39.585	1*
2020	42.539	60.096	6	39.585	55.979	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	15.022	13.179	19	15.106	13.266	10
2012	13.179	14.859	16	13.266	14.972	10
2013	14.859	19.869	17	14.972	20.040	7
2014	19.869	20.733	14	20.040	20.932	7
2015	20.733	20.071	11	20.932	20.285	7
2016	20.071	22.108	12	20.285	22.365	5
2017	22.108	26.227	12	22.365	26.556	5
2018	26.227	21.996	11	26.556	22.296	4
2019	21.996	26.663	11	22.296	27.054	4
2020	26.663	30.928	10	27.054	31.413	3
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	11.741	11.830	15	11.796	11.897	7
2012	11.830	13.116	12	11.897	13.203	5
2013	13.116	14.707	11	13.203	14.819	5
2014	14.707	15.142	15	14.819	15.273	4
2015	15.142	13.850	14	15.273	13.984	3
2016	13.850	15.542	9	13.984	15.708	3
2017	15.542	16.774	11	15.708	16.972	2
2018	16.774	15.798	11	16.972	15.997	1*
2019	15.798	18.044	10	15.997	18.290	1*
2020	18.044	17.880	10	18.290	18.142	1*

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Franklin Mutual Shares VIP Fund - Class 2
2011	9.644	9.392	12	9.689	9.445	6
2012	9.392	10.559	10	9.445	10.630	5
2013	10.559	13.329	3	10.630	13.431	4
2014	13.329	14.052	3	13.431	14.173	3
2015	14.052	13.146	3	14.173	13.273	3
2016	13.146	15.015	2	13.273	15.175	3
2017	15.015	16.010	2	15.175	16.197	3
2018	16.010	14.327	2	16.197	14.509	2
2019	14.327	17.282	2	14.509	17.519	2
2020	17.282	16.150	2	17.519	16.388	2
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	11.684	16.509	7	9.762	13.807	3
2010	16.509	20.735	7	13.807	17.358	4
2011	20.735	19.420	6	17.358	16.274	3
2012	19.420	21.186	5	16.274	17.771	3
2013	21.186	24.692	6	17.771	20.720	2
Invesco V.I. American Franchise Fund - Series II Shares
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund - Series II Shares
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2011	N/A	N/A	N/A	21.632	19.819	1*
2012	N/A	N/A	N/A	19.819	22.502	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Henderson Balanced Portfolio - Service Shares
2011	16.403	16.361	3	15.806	15.782	7
2012	16.361	18.255	3	15.782	17.627	6
2013	18.255	21.523	5	17.627	20.803	10
2014	21.523	22.927	5	20.803	22.181	10
2015	22.927	22.655	4	22.181	21.941	10
2016	22.655	23.260	4	21.941	22.549	10
2017	23.260	27.042	4	22.549	26.241	10
2018	27.042	26.728	5	26.241	25.962	10
2019	26.728	32.162	6	N/A	N/A	N/A
2020	32.162	36.092	4	N/A	N/A	N/A
Janus Henderson Enterprise Portfolio - Service Shares
2011	22.986	22.247	1*	21.168	20.508	1*
2012	22.247	25.613	1*	20.508	23.635	1*
2013	25.613	33.283	1*	23.635	30.742	1*
2014	33.283	36.764	1*	30.742	33.992	1*
2015	36.764	37.544	1*	33.992	34.747	1*
2016	37.544	41.420	1*	34.747	38.373	1*
2017	41.420	51.804	1*	38.373	48.041	1*
2018	51.804	50.643	1*	48.041	47.008	1*
2019	50.643	67.361	1*	47.008	62.590	1*
2020	67.361	79.009	1*	62.590	73.486	1*
Janus Henderson Global Research Portfolio - Service Shares
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	11.676	12.194	5	N/A	N/A	N/A
2017	12.194	13.607	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Baron Growth Opportunities Fund - Service Class
2011	10.961	11.221	6	11.012	11.284	6
2012	11.221	13.058	6	11.284	13.145	5
2013	13.058	18.000	3	13.145	18.137	4
2014	18.000	18.574	3	18.137	18.734	4
2015	18.574	17.407	3	18.734	17.575	3
2016	N/A	N/A	N/A	17.575	18.278	3
2017	N/A	N/A	N/A	18.278	22.909	3
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	9.944	9.511	1*	N/A	N/A	N/A
2012	9.511	10.922	1*	10.258	11.003	1*
2013	10.922	12.675	1*	11.003	12.781	1*
2014	12.675	12.876	1*	12.781	12.997	1*
2015	12.876	12.026	2	12.997	12.152	1*
2016	12.026	13.217	5	12.152	13.368	1*
2017	13.217	15.107	6	13.368	15.295	1*
2018	15.107	13.658	6	15.295	13.841	1*
2019	13.658	15.900	6	13.841	16.130	1*
2020	15.900	15.784	6	16.130	16.028	1*
LVIP BlackRock Emerging Markets Managed Volatility(11)
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.962	9.921	1*	N/A	N/A	N/A
2014	9.921	9.262	1*	N/A	N/A	N/A
2015	9.262	7.728	2	N/A	N/A	N/A
2016	7.728	8.121	1*	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.440	10.202	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.329	6.571	31	7.356	6.601	26
2012	6.571	8.044	28	6.601	8.089	24
2013	8.044	8.157	29	8.089	8.211	19
2014	8.157	9.119	20	8.211	9.189	16
2015	9.119	8.843	18	9.189	8.919	15
2016	8.843	8.784	17	8.919	8.869	14
2017	8.784	9.560	9	8.869	9.662	13
2018	9.560	8.602	8	9.662	8.702	12
2019	8.602	10.548	7	8.702	10.684	4
2020	10.548	10.126	7	10.684	10.267	4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.099	11.119	13	10.105	11.137	10
2012	11.119	11.626	14	11.137	11.657	13
2013	11.626	10.461	94	11.657	10.499	79
2014	10.461	10.591	91	10.499	10.641	62
2015	10.591	10.109	68	10.641	10.166	49
2016	10.109	10.279	54	10.166	10.348	46
2017	10.279	10.312	41	10.348	10.391	43
2018	10.312	10.152	38	10.391	10.239	41
2019	10.152	10.552	36	10.239	10.654	33
2020	10.552	10.906	37	10.654	11.022	32
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(12)
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	14.165	13.114	4	14.273	13.227	3
2012	13.114	14.984	4	13.227	15.129	2
2013	14.984	18.460	4	15.129	18.657	2
2014	18.460	19.091	4	18.657	19.314	2
2015	19.091	18.992	4	19.314	19.233	2
2016	18.992	18.399	4	19.233	18.652	2
2017	18.399	22.782	4	18.652	23.118	2
2018	22.782	21.401	4	23.118	21.737	1*
2019	21.401	25.197	4	21.737	25.620	1*
2020	25.197	30.626	3	25.620	31.170	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	9.917	8.995	1*	N/A	N/A	N/A
2012	8.995	9.403	1*	N/A	N/A	N/A
2013	9.403	11.523	1*	N/A	N/A	N/A
2014	11.523	10.484	1*	10.325	10.564	1*
2015	10.484	9.860	1*	10.564	9.945	1*
2016	9.860	9.897	1*	9.945	9.993	1*
2017	9.897	12.199	1*	9.993	12.330	1*
2018	12.199	12.021	1*	12.330	12.163	1*
2019	12.021	14.740	1*	12.163	14.928	1*
2020	14.740	18.481	1*	14.928	18.735	1*
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Delaware Bond Fund - Service Class
2011	13.112	13.841	221	13.213	13.961	169
2012	13.841	14.471	204	13.961	14.610	155
2013	14.471	13.864	170	14.610	14.012	141
2014	13.864	14.409	147	14.012	14.577	107
2015	14.409	14.185	135	14.577	14.365	79
2016	14.185	14.290	121	14.365	14.486	69
2017	14.290	14.627	103	14.486	14.842	69
2018	14.627	14.225	99	14.842	14.449	62
2019	14.225	15.235	93	14.449	15.490	53
2020	15.235	16.415	91	15.490	16.706	35
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	N/A	N/A	N/A	10.047	9.849	5
2012	9.864	10.060	1*	9.849	10.086	5
2013	10.060	9.950	16	10.086	9.986	2
2014	9.950	9.828	8	9.986	9.874	1*
2015	9.828	9.578	1*	N/A	N/A	N/A
2016	9.578	9.615	1*	N/A	N/A	N/A
2017	9.615	9.678	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Mid Cap Value Fund - Service Class
2011	9.311	8.656	2	9.345	8.696	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	14.005	13.286	1*	N/A	N/A	N/A
2016	13.286	15.688	1*	N/A	N/A	N/A
2017	15.688	18.122	1*	N/A	N/A	N/A
2018	18.122	15.151	1*	N/A	N/A	N/A
2019	15.151	19.379	1*	18.249	19.618	5
2020	19.379	19.102	1*	19.618	19.357	5
LVIP Delaware Social Awareness Fund - Service Class
2010	13.636	14.920	34	13.726	15.034	28
2011	14.920	14.725	28	15.034	14.852	25
2012	14.725	16.648	26	14.852	16.809	23
2013	16.648	22.153	23	16.809	22.389	18
2014	22.153	25.027	20	22.389	25.320	12
2015	25.027	24.382	19	25.320	24.691	11
2016	24.382	25.498	19	24.691	25.847	9
2017	25.498	30.055	13	25.847	30.497	9
2018	30.055	28.131	13	30.497	28.574	9
2019	28.131	36.409	12	28.574	37.019	7
2020	36.409	42.735	11	37.019	43.494	6
LVIP Delaware Wealth Builder Fund - Service Class(7)
2011	14.598	14.040	2	14.710	14.162	3
2012	14.040	15.616	2	14.162	15.767	3
2013	15.616	18.432	2	15.767	18.629	2
2014	18.432	18.879	2	18.629	19.100	2
2015	18.879	18.286	2	19.100	18.519	2
2016	18.286	18.959	2	18.519	19.220	2
2017	18.959	20.900	1*	19.220	21.209	1*
2018	20.900	19.445	1*	21.209	19.752	1*
2019	19.445	22.123	1*	19.752	22.495	1*
2020	22.123	22.939	1*	22.495	23.347	1*
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.063	10.937	1*	N/A	N/A	N/A
2014	10.937	9.931	2	N/A	N/A	N/A
2015	9.931	9.362	2	N/A	N/A	N/A
2016	9.362	9.371	1*	N/A	N/A	N/A
2017	9.371	11.606	1*	N/A	N/A	N/A
2018	11.606	9.562	2	11.147	9.635	1*
2019	9.562	10.965	1*	9.635	11.059	1*
2020	10.965	10.073	1*	11.059	10.170	1*
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	10.161	10.084	28	10.218	10.150	5
2012	10.084	11.404	23	10.150	11.491	4
2013	11.404	14.904	25	11.491	15.032	3
2014	14.904	16.542	21	15.032	16.701	1*
2015	16.542	15.897	11	16.701	16.067	1*
2016	15.897	17.837	5	16.067	18.045	1*
2017	17.837	21.144	5	18.045	21.411	1*
2018	21.144	19.226	5	21.411	19.485	1*
2019	19.226	24.532	6	19.485	24.886	1*
2020	24.532	28.005	5	24.886	28.437	1*
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.527	13.674	3	N/A	N/A	N/A
2014	13.674	14.054	4	N/A	N/A	N/A
2015	14.054	12.746	4	N/A	N/A	N/A
2016	12.746	13.905	1*	N/A	N/A	N/A
2017	13.905	16.267	1*	N/A	N/A	N/A
2018	16.267	14.725	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.237	10.350	10
2012	10.431	10.534	2	10.350	10.551	14
2013	10.534	10.055	6	10.551	10.082	4
2014	N/A	N/A	N/A	10.082	10.368	3
2015	10.264	10.175	1*	10.368	10.220	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	10.095	10.104	4	10.134	10.178	1*
2019	10.104	10.660	9	10.178	10.749	1*
2020	10.660	11.059	16	10.749	11.163	1*
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	7.877	7.493	5	7.903	7.525	1*
2012	7.493	8.916	5	7.525	8.963	1*
2013	8.916	10.497	4	8.963	10.563	1*
2014	10.497	10.100	4	10.563	10.174	2
2015	10.100	9.119	5	10.174	9.195	2
2016	9.119	9.168	5	9.195	9.254	2
2017	9.168	10.927	4	9.254	11.040	2
2018	10.927	9.746	4	11.040	9.857	2
2019	9.746	10.792	4	9.857	10.925	2
2020	10.792	11.936	4	10.925	12.096	2
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	12.396	12.617	7	12.465	12.701	4
2012	12.617	13.597	8	12.701	13.701	4
2013	13.597	14.649	9	13.701	14.775	1*
2014	14.649	15.199	7	14.775	15.346	1*
2015	15.199	14.624	5	15.346	14.780	1*
2016	14.624	15.076	5	14.780	15.251	1*
2017	15.076	16.353	3	N/A	N/A	N/A
2018	16.353	15.338	2	N/A	N/A	N/A
2019	15.338	17.317	2	N/A	N/A	N/A
2020	17.317	18.203	2	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	11.783	11.568	4	11.849	11.644	10
2012	11.568	12.395	4	11.644	12.489	10
2013	12.395	13.816	4	12.489	13.935	9
2014	13.816	14.032	1*	13.935	14.167	9
2015	14.032	13.267	1*	14.167	13.408	8
2016	N/A	N/A	N/A	13.408	13.801	8
2017	N/A	N/A	N/A	13.801	15.681	8
2018	N/A	N/A	N/A	15.681	14.434	7
2019	N/A	N/A	N/A	14.434	16.432	7
2020	N/A	N/A	N/A	16.432	17.093	5
LVIP Global Income Fund - Service Class
2011	11.484	11.395	8	11.514	11.436	8
2012	11.395	12.047	7	11.436	12.103	8
2013	12.047	11.493	8	12.103	11.557	7
2014	11.493	11.501	7	11.557	11.577	2
2015	11.501	11.061	7	11.577	11.146	2
2016	11.061	10.914	3	11.146	11.008	2
2017	10.914	11.255	2	11.008	11.365	2
2018	11.255	11.259	2	11.365	11.379	2
2019	11.259	11.797	1*	11.379	11.935	2
2020	11.797	12.367	1*	11.935	12.524	2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	12.296	12.211	64	12.364	12.291	4
2012	12.211	13.137	64	12.291	13.237	4
2013	13.137	14.426	60	13.237	14.550	4
2014	14.426	14.748	59	14.550	14.890	4
2015	14.748	13.989	44	14.890	14.138	4
2016	13.989	14.328	42	14.138	14.495	4
2017	14.328	16.080	39	14.495	16.281	4
2018	16.080	14.927	6	16.281	15.129	4
2019	14.927	16.855	6	15.129	17.100	4
2020	16.855	17.555	6	17.100	17.828	4
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2011	10.228	10.069	45	10.306	10.156	56
2012	10.069	9.912	83	10.156	10.007	56
2013	9.912	9.757	78	10.007	9.861	54
2014	9.757	9.604	76	9.861	9.717	39
2015	9.604	9.454	39	9.717	9.574	36
2016	9.454	9.306	36	9.574	9.434	32
2017	9.306	9.175	26	9.434	9.310	31
2018	9.175	9.133	25	9.310	9.276	41
2019	9.133	9.126	24	9.276	9.279	37
2020	9.126	9.000	24	9.279	9.160	24
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2011	10.805	10.903	8	10.812	10.921	7
2012	10.903	12.300	12	10.921	12.332	10
2013	12.300	12.868	16	12.332	12.914	8
2014	12.868	12.991	13	12.914	13.051	5
2015	12.991	12.251	7	13.051	12.320	5
2016	12.251	13.621	14	12.320	13.711	12
2017	13.621	14.277	6	13.711	14.387	4
2018	14.277	13.616	4	14.387	13.734	2
2019	13.616	15.101	5	13.734	15.247	7
2020	15.101	15.648	7	15.247	15.815	5
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	7.424	9.093	14	N/A	N/A	N/A
2011	9.093	8.769	7	N/A	N/A	N/A
2012	8.769	9.792	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	12.395	12.669	1*	12.487	12.764	1*
2015	12.669	11.475	1*	12.764	11.572	1*
2016	11.475	12.391	1*	11.572	12.508	1*
2017	12.391	13.951	1*	12.508	14.097	1*
2018	13.951	12.079	1*	14.097	12.213	1*
2019	12.079	13.775	1*	12.213	13.941	1*
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2011	8.275	7.321	3	N/A	N/A	N/A
2012	7.321	8.581	2	N/A	N/A	N/A
2013	8.581	9.570	2	N/A	N/A	N/A
2014	9.570	8.920	2	N/A	N/A	N/A
2015	8.920	8.870	2	N/A	N/A	N/A
2016	8.870	8.852	9	N/A	N/A	N/A
2017	8.852	11.459	3	10.516	11.580	2
2018	11.459	10.322	1*	11.580	10.442	10
2019	10.322	12.926	1*	10.442	13.090	12
2020	12.926	14.534	1*	13.090	14.732	11
LVIP MFS Value Fund - Service Class
2011	8.396	8.233	2	8.426	8.271	4
2012	8.233	9.402	3	8.271	9.455	4
2013	9.402	12.549	5	9.455	12.633	1*
2014	12.549	13.614	3	N/A	N/A	N/A
2015	13.614	13.292	4	N/A	N/A	N/A
2016	13.292	14.883	3	14.605	15.027	1*
2017	14.883	17.186	1*	15.027	17.369	1*
2018	17.186	15.184	1*	17.369	15.359	1*
2019	15.184	19.354	1*	15.359	19.591	1*
2020	19.354	19.694	1*	N/A	N/A	N/A
LVIP Mondrian International Value Fund - Service Class
2011	17.910	16.841	50	18.047	16.987	49
2012	16.841	18.121	46	16.987	18.296	46
2013	18.121	21.679	43	18.296	21.911	43
2014	21.679	20.745	38	21.911	20.987	32
2015	20.745	19.596	39	20.987	19.844	28
2016	19.596	20.010	35	19.844	20.284	26
2017	20.010	23.835	23	20.284	24.186	23
2018	23.835	20.712	21	24.186	21.038	22
2019	20.712	24.043	21	21.038	24.446	13
2020	24.043	22.428	22	24.446	22.827	12
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.959	9.900	15	N/A	N/A	N/A
2015	9.900	9.880	2	N/A	N/A	N/A
2016	9.880	9.954	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	11.164	11.771	28	11.192	11.812	16
2012	11.771	12.001	16	11.812	12.055	17
2013	12.001	11.478	12	12.055	11.542	14
2014	11.478	11.915	11	11.542	11.993	10
2015	11.915	11.726	9	11.993	11.815	10
2016	11.726	11.775	22	11.815	11.876	9
2017	11.775	11.927	13	11.876	12.041	9
2018	11.927	11.670	9	12.041	11.793	8
2019	11.670	12.400	8	11.793	12.543	8
2020	12.400	13.085	7	12.543	13.250	11
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2011	9.363	8.076	2	9.386	8.104	1*
2012	8.076	9.010	1*	8.104	9.051	1*
2013	9.010	10.641	1*	N/A	N/A	N/A
2014	10.641	10.540	1*	N/A	N/A	N/A
2015	10.540	9.902	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	14.158	11.821	7	14.186	11.857	10
2012	11.821	13.075	6	11.857	13.127	9
2013	13.075	12.471	6	13.127	12.534	4
2014	12.471	11.830	6	12.534	11.901	1*
2015	11.830	9.634	6	11.901	9.701	1*
2016	9.634	10.918	4	9.701	11.006	1*
2017	10.918	13.271	2	11.006	13.387	1*
2018	13.271	11.423	3	13.387	11.534	1*
2019	11.423	12.067	3	11.534	12.197	1*
2020	12.067	12.161	2	12.197	12.304	1*

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2011	N/A	N/A	N/A	10.933	10.766	29
2012	N/A	N/A	N/A	10.766	11.759	27
2013	12.010	12.580	1*	11.759	12.688	1*
2014	12.580	12.840	1*	N/A	N/A	N/A
2015	12.840	11.783	1*	N/A	N/A	N/A
2016	11.783	12.218	1*	N/A	N/A	N/A
2017	12.218	13.770	1*	N/A	N/A	N/A
2018	13.770	12.413	1*	N/A	N/A	N/A
2019	12.413	14.105	1*	N/A	N/A	N/A
2020	14.105	14.819	1*	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2011	8.436	7.257	8	8.458	7.283	4
2012	7.257	8.414	6	7.283	8.452	3
2013	8.414	9.994	37	8.452	10.050	35
2014	9.994	9.238	36	10.050	9.298	25
2015	9.238	8.958	37	9.298	9.026	24
2016	8.958	8.881	41	9.026	8.957	22
2017	8.881	10.871	35	8.957	10.975	21
2018	10.871	9.209	34	10.975	9.306	21
2019	9.209	10.991	35	9.306	11.118	15
2020	10.991	11.637	35	11.118	11.783	13
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	8.264	8.224	1*	N/A	N/A	N/A
2017	8.224	10.033	1*	N/A	N/A	N/A
2018	10.033	8.647	1*	N/A	N/A	N/A
2019	8.647	10.083	1*	N/A	N/A	N/A
2020	10.083	9.802	1*	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	10.836	10.884	8	10.863	10.923	1*
2012	10.884	11.991	8	10.923	12.046	1*
2013	11.991	15.990	5	N/A	N/A	N/A
2014	15.990	18.323	1*	N/A	N/A	N/A
2015	18.323	17.147	1*	18.491	17.277	1*
2016	17.147	20.456	1*	17.277	20.632	1*
2017	20.456	23.850	1*	20.632	24.078	1*
2018	23.850	20.810	1*	24.078	21.032	1*
2019	20.810	26.007	1*	21.032	26.310	1*
2020	26.007	26.291	1*	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	11.428	12.499	3	N/A	N/A	N/A
2018	12.499	10.874	3	N/A	N/A	N/A
2019	10.874	13.430	3	N/A	N/A	N/A
2020	13.430	14.923	3	13.476	14.984	4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.009	12.488	26	12.043	12.531	12
2014	12.488	12.941	22	12.531	12.998	4
2015	12.941	12.360	19	12.998	12.427	3
2016	12.360	13.260	16	12.427	13.345	3
2017	13.260	14.727	12	13.345	14.832	2
2018	14.727	13.427	7	14.832	13.536	2
2019	13.427	15.366	7	13.536	15.506	2
2020	15.366	16.571	6	15.506	16.739	2
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	10.790	10.323	17	N/A	N/A	N/A
2012	10.323	11.437	16	N/A	N/A	N/A
2013	11.437	12.890	1*	N/A	N/A	N/A
2014	12.890	13.161	1*	N/A	N/A	N/A
2015	13.161	12.656	1*	N/A	N/A	N/A
2016	12.656	13.341	2	N/A	N/A	N/A
2017	13.341	15.318	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	9.744	9.743	10	9.797	9.805	25
2012	9.743	11.061	5	9.805	11.143	22
2013	11.061	14.333	95	11.143	14.454	90
2014	14.333	15.960	85	14.454	16.111	67
2015	15.960	15.851	79	16.111	16.016	49
2016	15.851	17.390	85	16.016	17.589	48
2017	17.390	20.753	49	17.589	21.012	40
2018	20.753	19.428	46	21.012	19.690	38
2019	19.428	25.022	42	19.690	25.385	30
2020	25.022	28.993	36	25.385	29.442	25
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	10.026	10.038	2	10.029	10.044	2
2019	10.038	10.327	2	10.044	10.343	2
2020	10.327	10.508	2	10.343	10.535	2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSGA Small-Cap Index Fund - Service Class
2011	9.086	8.512	4	9.119	8.552	10
2012	8.512	9.685	3	8.552	9.739	9
2013	9.685	13.111	19	9.739	13.198	12
2014	13.111	13.472	15	13.198	13.576	7
2015	13.472	12.602	14	13.576	12.711	6
2016	12.602	14.929	13	12.711	15.074	5
2017	14.929	16.738	10	15.074	16.918	5
2018	16.738	14.563	10	16.918	14.733	5
2019	14.563	17.875	10	14.733	18.101	4
2020	17.875	20.917	9	18.101	21.203	5
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	13.488	12.948	1*	13.521	12.993	2
2012	12.948	14.468	1*	12.993	14.533	2
2013	14.468	19.102	2	14.533	19.207	2
2014	19.102	19.558	1*	19.207	19.686	1*
2015	19.558	17.885	1*	N/A	N/A	N/A
2016	17.885	22.841	1*	N/A	N/A	N/A
2017	22.841	23.842	1*	N/A	N/A	N/A
2018	23.842	20.256	1*	N/A	N/A	N/A
2019	20.256	23.826	1*	N/A	N/A	N/A
2020	23.826	24.789	1*	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2010 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.331	11.798	2	N/A	N/A	N/A
2014	11.798	12.135	1*	N/A	N/A	N/A
2015	12.135	11.722	1*	N/A	N/A	N/A
2016	11.722	12.017	1*	N/A	N/A	N/A
2017	12.017	12.934	1*	N/A	N/A	N/A
2018	12.934	12.161	1*	N/A	N/A	N/A
2019	12.161	13.815	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP T. Rowe Price 2030 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	9.119	8.804	33	9.152	8.845	8
2012	8.804	10.225	34	8.845	10.283	12
2013	10.225	13.958	34	10.283	14.050	10
2014	13.958	14.895	28	14.050	15.009	11
2015	14.895	16.191	25	15.009	16.331	11
2016	16.191	16.116	7	16.331	16.272	10
2017	16.116	21.152	1*	16.272	21.377	6
2018	21.152	20.532	1*	21.377	20.771	6
2019	20.532	26.416	1*	20.771	26.750	3
2020	26.416	35.389	1*	26.750	35.872	3
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	18.033	17.017	1*	18.169	17.162	1*
2012	17.017	19.429	1*	17.162	19.613	1*
2013	19.429	25.709	1*	19.613	25.980	1*
2014	25.709	28.161	1*	25.980	28.486	1*
2015	28.161	28.226	4	28.486	28.580	1*
2016	28.226	29.802	3	28.580	30.206	1*
2017	29.802	36.496	1*	30.206	37.027	1*
2018	36.496	34.729	1*	37.027	35.270	2
2019	34.729	46.843	1*	35.270	47.620	3
2020	46.843	60.560	1*	47.620	61.626	2
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	9.710	8.348	7
2012	N/A	N/A	N/A	8.348	9.789	7
2013	N/A	N/A	N/A	9.789	11.038	7
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.638	10.624	9
2019	N/A	N/A	N/A	10.624	12.757	13
2020	N/A	N/A	N/A	12.757	13.901	11
LVIP VIP Mid Cap Managed Volatility(12)
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2011	9.490	8.476	5	N/A	N/A	N/A
2012	8.476	9.907	5	N/A	N/A	N/A
2013	9.907	13.227	2	N/A	N/A	N/A
2014	13.227	14.462	1*	N/A	N/A	N/A
2015	14.462	15.534	4	N/A	N/A	N/A
2016	15.534	15.265	3	N/A	N/A	N/A
2017	15.265	20.360	1*	N/A	N/A	N/A
2018	20.360	20.258	1*	N/A	N/A	N/A
2019	20.258	28.116	1*	N/A	N/A	N/A
2020	28.116	39.478	1*	27.641	40.028	1*
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.551	7.612	5	N/A	N/A	N/A
2012	7.612	9.275	4	N/A	N/A	N/A
2013	9.275	12.215	3	N/A	N/A	N/A
2014	12.215	12.985	2	N/A	N/A	N/A
2015	12.985	12.554	2	N/A	N/A	N/A
2016	12.554	13.934	2	N/A	N/A	N/A
2017	13.934	15.516	1*	N/A	N/A	N/A
2018	15.516	13.017	1*	N/A	N/A	N/A
2019	13.017	16.688	1*	N/A	N/A	N/A
2020	16.688	16.673	1*	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
MFS® VIT Growth Series - Service Class
2011	18.368	17.976	2	16.827	16.484	1*
2012	17.976	20.711	2	16.484	19.011	1*
2013	20.711	27.821	1*	19.011	25.563	1*
2014	27.821	29.758	1*	25.563	27.370	1*
2015	29.758	31.423	1*	27.370	28.931	1*
2016	31.423	31.598	1*	28.931	29.121	1*
2017	31.598	40.763	1*	29.121	37.602	1*
2018	40.763	41.083	1*	37.602	37.940	1*
2019	41.083	55.703	1*	37.940	51.507	1*
2020	55.703	72.105	1*	51.507	66.730	1*
MFS® VIT II Core Equity Portfolio - Service Class(10)
2011	15.989	15.534	1*	N/A	N/A	N/A
2012	15.534	17.726	1*	N/A	N/A	N/A
2013	17.726	23.417	1*	N/A	N/A	N/A
2014	23.417	25.574	1*	N/A	N/A	N/A
2015	25.574	25.061	1*	N/A	N/A	N/A
2016	25.061	27.394	1*	N/A	N/A	N/A
2017	27.394	33.568	1*	N/A	N/A	N/A
2018	33.568	31.693	1*	N/A	N/A	N/A
2019	31.693	41.438	1*	N/A	N/A	N/A
2020	41.438	48.275	1*	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	19.859	20.016	6	N/A	N/A	N/A
2017	20.016	22.068	4	N/A	N/A	N/A
2018	22.068	20.442	6	N/A	N/A	N/A
2019	20.442	24.165	7	N/A	N/A	N/A
2020	24.165	26.045	5	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(9)
2009	11.250	13.034	38	10.573	12.261	15
2010	13.034	14.063	36	12.261	13.242	15
2011	14.063	14.059	34	13.242	13.252	12
2012	14.059	15.349	31	13.252	14.482	12
2013	15.349	16.998	22	14.482	16.045	11
MFS® VIT Utilities Series - Service Class
2011	32.197	33.747	8	25.493	26.747	9
2012	33.747	37.600	8	26.747	29.830	7
2013	37.600	44.483	7	29.830	35.327	4
2014	44.483	49.235	7	35.327	39.139	2
2015	49.235	41.302	6	39.139	32.866	2
2016	41.302	45.214	5	32.866	36.015	1*
2017	45.214	50.946	1*	36.015	40.621	1*
2018	50.946	50.543	1*	40.621	40.340	1*
2019	50.543	62.078	1*	40.340	49.596	1*
2020	62.078	64.526	1*	49.596	51.604	1*
Neuberger Berman AMT Mid Cap Growth(1)
2009	12.187	15.784	19	11.868	15.386	16
2010	15.784	20.053	15	15.386	19.567	12
2011	20.053	19.828	13	19.567	19.367	8
2012	19.828	21.936	11	19.367	21.447	7
2013	21.936	25.050	8	21.447	24.501	7
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2011	19.709	18.135	33	18.188	16.753	27
2012	18.135	20.619	30	16.753	19.067	24
2013	20.619	27.810	25	19.067	25.742	21
2014	27.810	31.156	23	25.742	28.868	16
2015	31.156	28.105	22	28.868	26.067	9
2016	28.105	32.131	20	26.067	29.831	8
2017	32.131	36.913	13	29.831	34.305	7
2018	36.913	30.778	11	34.305	28.632	7
2019	30.778	35.361	11	28.632	32.928	6
2020	35.361	33.888	12	32.928	31.588	6

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	15.288	13.910	2	15.313	13.947	3
2012	13.910	14.391	2	13.947	14.444	3
2013	14.391	12.079	1*	14.444	12.135	3
2014	12.079	9.673	1*	N/A	N/A	N/A
2015	9.673	7.077	1*	N/A	N/A	N/A
2016	7.077	8.000	1*	N/A	N/A	N/A
2017	8.000	8.034	1*	N/A	N/A	N/A
2018	8.034	6.784	1*	N/A	N/A	N/A
2019	6.784	7.434	1*	N/A	N/A	N/A
2020	7.434	7.406	1*	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	27.250	29.217	1*	N/A	N/A	N/A
2016	29.217	25.489	1*	N/A	N/A	N/A
2017	25.489	28.922	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Growth & Income(13)
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2011	16.461	16.058	22	16.555	16.166	14
2012	16.058	18.184	17	16.166	18.325	14
2013	18.184	18.187	11	18.325	18.346	8
2014	18.187	18.227	5	18.346	18.404	8
2015	18.227	17.165	5	18.404	17.350	8
2016	17.165	17.389	3	17.350	17.594	4
2017	17.389	17.443	3	17.594	17.666	4
2018	17.443	17.498	2	17.666	17.740	4
2019	17.498	17.567	2	17.740	17.828	4
2020	17.567	16.375	2	17.828	16.635	4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Templeton Growth VIP Fund - Class 2
2011	15.750	14.419	7	14.614	13.392	8
2012	14.419	17.179	5	13.392	15.972	5
2013	17.179	22.117	3	15.972	20.584	3
2014	22.117	21.153	3	20.584	19.707	1*
2015	21.153	19.467	3	19.707	18.154	1*
2016	19.467	21.001	2	18.154	19.604	1*
2017	21.001	24.492	1*	19.604	22.885	1*
2018	24.492	20.524	1*	22.885	19.197	1*
2019	20.524	23.259	1*	19.197	21.779	1*
2020	23.259	24.217	1*	21.779	22.699	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10) Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
(11) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(12) On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
(13) Effective May 15, 2017, the Putnam Growth & Income Fund was reorganized into the Putnam Equity Income Fund.

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after July 22, 2005 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2011	12.105	9.105	9	15.744	11.873	1*	N/A	N/A	N/A
2012	9.105	10.127	8	11.873	13.238	1*	N/A	N/A	N/A
2013	10.127	12.227	10	13.238	16.023	1*	N/A	N/A	N/A
2014	12.227	12.586	8	16.023	16.535	1*	N/A	N/A	N/A
2015	12.586	12.689	7	16.535	16.711	1*	N/A	N/A	N/A
2016	12.689	12.353	7	16.711	16.310	1*	N/A	N/A	N/A
2017	12.353	16.537	13	16.310	21.889	1*	N/A	N/A	N/A
2018	16.537	14.620	4	21.889	19.400	1*	N/A	N/A	N/A
2019	14.620	18.636	4	19.400	24.791	1*	N/A	N/A	N/A
2020	18.636	25.458	4	24.791	33.950	1*	N/A	N/A	N/A
AB VPS Growth and Income Portfolio - Class B(1)
2009	7.109	8.403	14	9.409	11.150	4	9.436	11.187	1*
2010	8.403	9.309	14	11.150	12.384	4	11.187	12.431	1*
2011	9.309	9.698	11	12.384	12.933	3	12.431	12.989	1*
2012	9.698	11.168	8	12.933	14.930	5	12.989	15.002	1*
2013	11.168	13.045	7	14.930	17.457	5	15.002	17.544	1*
AB VPS International Value Portfolio - Class B(2)
2009	5.626	7.425	71	5.666	7.496	42	N/A	N/A	N/A
2010	7.425	7.606	72	7.496	7.698	41	N/A	N/A	N/A
2011	7.606	6.018	80	7.698	6.106	36	N/A	N/A	N/A
2012	6.018	6.749	62	6.106	6.866	33	N/A	N/A	N/A
2013	6.749	7.423	58	6.866	7.558	31	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2011	13.061	11.722	28	20.118	18.100	17	20.194	18.178	1*
2012	11.722	13.640	17	18.100	21.114	13	18.178	21.215	1*
2013	13.640	18.438	19	21.114	28.613	11	21.215	28.765	1*
2014	18.438	19.729	12	28.613	30.693	6	28.765	30.872	1*
2015	19.729	18.274	10	30.693	28.500	6	30.872	28.680	1*
2016	18.274	22.398	13	28.500	35.019	6	28.680	35.258	1*
2017	22.398	24.825	10	35.019	38.912	1*	35.258	39.196	1*
2018	24.825	20.653	7	38.912	32.453	1*	39.196	32.706	1*
2019	20.653	24.321	7	32.453	38.313	1*	N/A	N/A	N/A
2020	24.321	24.617	7	38.313	38.876	1*	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Inflation Protection Fund - Class II(3)
2009	10.236	11.083	41	10.877	11.806	104	10.901	11.838	1*
2010	11.083	11.440	61	11.806	12.217	97	11.838	12.257	1*
2011	11.440	12.556	55	12.217	13.442	73	12.257	13.492	1*
2012	12.556	13.243	49	13.442	14.213	66	13.492	14.273	1*
2013	13.243	12.948	42	14.213	13.910	68	14.273	13.972	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2011	14.114	12.631	49	15.877	14.244	18	15.930	14.299	3
2012	12.631	15.204	51	14.244	17.189	19	14.299	17.264	3
2013	15.204	19.290	49	17.189	21.863	13	17.264	21.969	4
2014	19.290	19.385	45	21.863	22.025	10	21.969	22.143	4
2015	19.385	20.359	44	22.025	23.190	10	22.143	23.326	1*
2016	20.359	20.120	32	23.190	22.975	6	23.326	23.122	1*
2017	20.120	25.981	27	22.975	29.741	5	23.122	29.946	1*
2018	25.981	23.209	21	29.741	26.635	4	29.946	26.832	1*
2019	23.209	30.837	19	26.635	35.478	4	26.832	35.757	1*
2020	30.837	39.514	18	35.478	45.574	3	35.757	45.957	1*
American Funds Global Small Capitalization Fund - Class 2
2011	15.159	12.038	35	26.564	21.148	9	26.666	21.239	1*
2012	12.038	13.973	30	21.148	24.608	9	21.239	24.727	1*
2013	13.973	17.604	29	24.608	31.081	8	24.727	31.247	1*
2014	17.604	17.657	23	31.081	31.253	7	31.247	31.435	1*
2015	17.657	17.388	25	31.253	30.853	6	31.435	31.049	1*
2016	17.388	17.436	21	30.853	31.016	4	31.049	31.229	1*
2017	17.436	21.560	23	31.016	38.448	2	31.229	38.734	1*
2018	21.560	18.942	16	38.448	33.863	2	38.734	34.129	1*
2019	18.942	24.468	16	33.863	43.851	1*	34.129	44.218	1*
2020	24.468	31.174	15	43.851	56.010	1*	44.218	56.507	1*
American Funds Growth Fund - Class 2
2011	11.764	11.060	299	16.582	15.629	121	16.646	15.696	7
2012	11.060	12.806	244	15.629	18.142	111	15.696	18.229	7
2013	12.806	16.363	215	18.142	23.240	94	18.229	23.364	7
2014	16.363	17.439	181	23.240	24.829	84	23.364	24.974	7
2015	17.439	18.303	159	24.829	26.124	64	24.974	26.289	8
2016	18.303	19.682	139	26.124	28.163	52	26.289	28.355	7
2017	19.682	24.800	109	28.163	35.575	46	28.355	35.836	7
2018	24.800	24.297	87	35.575	34.941	29	35.836	35.215	5
2019	24.297	31.207	74	34.941	44.991	23	35.215	45.367	5
2020	31.207	46.615	65	44.991	67.372	22	45.367	67.968	3
American Funds Growth-Income Fund - Class 2
2011	10.608	10.228	275	14.169	13.696	145	14.223	13.755	9
2012	10.228	11.801	269	13.696	15.843	121	13.755	15.919	9
2013	11.801	15.474	249	15.843	20.825	99	15.919	20.936	10
2014	15.474	16.814	229	20.825	22.685	90	20.936	22.817	9
2015	16.814	16.755	191	22.685	22.661	62	22.817	22.805	14
2016	16.755	18.352	166	22.661	24.883	46	22.805	25.053	12
2017	18.352	22.059	136	24.883	29.985	39	25.053	30.205	10
2018	22.059	21.278	109	29.985	28.996	24	30.205	29.223	10
2019	21.278	26.361	97	28.996	36.012	19	29.223	36.313	8
2020	26.361	29.397	91	36.012	40.261	19	36.313	40.617	5
American Funds International Fund - Class 2
2011	13.919	11.762	123	21.769	18.440	52	21.852	18.520	4
2012	11.762	13.620	110	18.440	21.408	46	18.520	21.511	3
2013	13.620	16.272	108	21.408	25.640	43	21.511	25.776	4
2014	16.272	15.557	99	25.640	24.575	37	25.776	24.718	3
2015	15.557	14.588	90	24.575	23.102	34	24.718	23.248	1*
2016	14.588	14.834	83	23.102	23.550	30	23.248	23.711	1*
2017	14.834	19.253	68	23.550	30.642	25	23.711	30.867	1*
2018	19.253	16.426	53	30.642	26.208	17	30.867	26.414	1*
2019	16.426	19.825	44	26.208	31.710	11	26.414	31.975	1*
2020	19.825	22.192	43	31.710	35.585	12	31.975	35.900	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2011	12.460	11.792	27	12.511	11.870	4	N/A	N/A	N/A
2012	11.792	12.737	37	11.870	12.852	14	N/A	N/A	N/A
2013	12.737	14.313	36	12.852	14.479	14	N/A	N/A	N/A
2014	14.313	14.329	29	14.479	14.532	13	N/A	N/A	N/A
2015	14.329	13.932	28	14.532	14.165	10	N/A	N/A	N/A
2016	13.932	14.205	25	14.165	14.478	10	N/A	N/A	N/A
2017	14.205	15.864	24	14.478	16.209	9	N/A	N/A	N/A
2018	15.864	14.400	22	16.209	14.751	9	N/A	N/A	N/A
2019	14.400	16.654	12	14.751	17.102	9	N/A	N/A	N/A
2020	16.654	19.744	12	17.102	20.327	9	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2011	13.464	14.037	82	14.793	15.462	81	14.843	15.522	1*
2012	14.037	14.735	83	15.462	16.271	79	15.522	16.342	1*
2013	14.735	14.266	73	16.271	15.793	66	16.342	15.870	1*
2014	14.266	14.710	45	15.793	16.325	48	15.870	16.412	1*
2015	14.710	14.254	41	16.325	15.858	47	16.412	15.951	1*
2016	14.254	14.460	37	15.858	16.127	45	15.951	16.230	1*
2017	14.460	14.896	33	16.127	16.656	39	16.230	16.770	1*
2018	14.896	14.296	21	16.656	16.025	27	16.770	16.143	1*
2019	14.296	15.457	23	16.025	17.369	19	16.143	17.506	1*
2020	15.457	16.804	22	17.369	18.931	18	17.506	19.089	1*
Delaware VIP® Emerging Markets Series - Service Class
2011	19.586	15.389	72	19.861	15.644	39	19.916	15.695	4
2012	15.389	17.259	66	15.644	17.588	38	15.695	17.655	2
2013	17.259	18.622	69	17.588	19.025	32	17.655	19.107	3
2014	18.622	16.778	62	19.025	17.184	27	19.107	17.267	2
2015	16.778	14.044	55	17.184	14.420	27	17.267	14.496	2
2016	14.044	15.680	48	14.420	16.141	20	14.496	16.234	1*
2017	15.680	21.596	45	16.141	22.286	13	16.234	22.426	1*
2018	21.596	17.811	34	22.286	18.426	9	22.426	18.551	1*
2019	17.811	21.386	33	18.426	22.179	7	18.551	22.341	1*
2020	21.386	26.191	30	22.179	27.231	7	22.341	27.443	1*
Delaware VIP® High Yield Series - Service Class
2011	13.883	13.953	21	17.389	17.520	43	17.455	17.596	1*
2012	13.953	16.082	19	17.520	20.245	33	17.596	20.342	1*
2013	16.082	17.213	19	20.245	21.723	34	20.342	21.838	1*
2014	17.213	16.815	19	21.723	21.274	25	21.838	21.398	1*
2015	16.815	15.380	17	21.274	19.506	17	21.398	19.630	12
2016	15.380	17.056	17	19.506	21.686	14	19.630	21.835	9
2017	17.056	17.968	13	21.686	22.903	14	21.835	23.071	7
2018	17.968	16.807	11	22.903	21.477	9	23.071	21.646	6
2019	16.807	19.168	9	21.477	24.555	8	21.646	24.760	3
2020	19.168	20.123	8	24.555	25.843	8	24.760	26.072	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2011	11.494	11.578	56	11.655	11.769	4	N/A	N/A	N/A
2012	11.578	11.658	42	11.769	11.880	6	N/A	N/A	N/A
2013	11.658	11.298	41	11.880	11.543	9	N/A	N/A	N/A
2014	11.298	11.257	36	11.543	11.529	5	N/A	N/A	N/A
2015	11.257	11.126	33	11.529	11.423	3	N/A	N/A	N/A
2016	11.126	11.117	32	11.423	11.442	2	N/A	N/A	N/A
2017	11.117	11.128	25	11.442	11.482	25	N/A	N/A	N/A
2018	11.128	10.935	21	11.482	11.311	24	N/A	N/A	N/A
2019	10.935	11.255	9	11.311	11.672	24	N/A	N/A	N/A
2020	11.255	11.510	8	11.672	11.965	26	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2011	10.896	11.838	45	17.572	19.139	19	17.639	19.221	1*
2012	11.838	13.558	43	19.139	21.974	14	19.221	22.080	1*
2013	13.558	13.572	43	21.974	22.052	13	22.080	22.169	1*
2014	13.572	17.212	40	22.052	28.036	11	22.169	28.199	1*
2015	17.212	17.500	38	28.036	28.577	7	28.199	28.758	1*
2016	17.500	18.153	29	28.577	29.718	4	28.758	29.921	1*
2017	18.153	18.055	28	29.718	29.631	4	29.921	29.848	1*
2018	18.055	16.400	26	29.631	26.982	4	29.848	27.194	1*
2019	16.400	20.376	21	26.982	33.607	3	27.194	33.887	1*
2020	20.376	17.882	22	33.607	29.568	4	33.887	29.829	1*
Delaware VIP® Small Cap Value Series - Service Class
2011	12.883	12.452	62	20.464	19.829	22	20.542	19.915	1*
2012	12.452	13.897	54	19.829	22.186	21	19.915	22.293	1*
2013	13.897	18.177	54	22.186	29.091	18	22.293	29.246	1*
2014	18.177	18.856	50	29.091	30.253	14	29.246	30.429	1*
2015	18.856	17.323	43	30.253	27.862	13	30.429	28.039	1*
2016	17.323	22.303	34	27.862	35.962	10	28.039	36.208	1*
2017	22.303	24.480	19	35.962	39.572	10	36.208	39.861	1*
2018	24.480	19.970	16	39.572	32.361	6	39.861	32.614	1*
2019	19.970	25.050	13	32.361	40.696	5	32.614	41.034	1*
2020	25.050	24.068	13	40.696	39.198	5	41.034	39.544	1*
Delaware VIP® Smid Cap Core Series - Service Class(4)
2011	13.642	14.457	18	17.751	18.859	5	17.819	18.940	2
2012	14.457	15.720	19	18.859	20.557	3	18.940	20.657	2
2013	15.720	21.767	19	20.557	28.535	3	20.657	28.687	2
2014	21.767	21.992	14	28.535	28.903	3	28.687	29.072	2
2015	21.992	23.178	15	28.903	30.539	2	29.072	30.732	1*
2016	23.178	24.590	15	30.539	32.479	2	30.732	32.701	1*
2017	24.590	28.591	12	32.479	37.858	1*	32.701	38.136	1*
2018	28.591	24.598	11	37.858	32.653	1*	38.136	32.909	1*
2019	24.598	31.227	10	32.653	41.556	2	32.909	41.902	1*
2020	31.227	33.963	9	41.556	45.311	2	41.902	45.712	1*
Delaware VIP® U.S. Growth Series - Service Class
2011	10.155	10.722	7	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.722	12.211	12	15.982	15.586	1*	N/A	N/A	N/A
2013	12.211	16.125	11	15.586	20.632	2	N/A	N/A	N/A
2014	16.125	17.815	11	20.632	22.851	2	N/A	N/A	N/A
2015	17.815	18.385	5	22.851	23.642	1*	N/A	N/A	N/A
2016	18.385	17.065	6	N/A	N/A	N/A	N/A	N/A	N/A
2017	17.065	21.471	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	21.471	20.394	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	20.394	25.414	2	N/A	N/A	N/A	N/A	N/A	N/A
2020	25.414	35.866	2	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2011	10.232	10.980	88	14.179	15.254	27	14.233	15.320	1*
2012	10.980	12.341	86	15.254	17.188	25	15.320	17.270	1*
2013	12.341	16.166	79	17.188	22.572	24	17.270	22.691	1*
2014	16.166	18.053	59	22.572	25.269	13	22.691	25.416	1*
2015	18.053	17.618	54	25.269	24.721	10	25.416	24.877	1*
2016	17.618	19.782	54	24.721	27.827	8	24.877	28.017	1*
2017	19.782	22.058	35	27.827	31.107	6	28.017	31.335	1*
2018	22.058	21.015	28	31.107	29.710	4	31.335	29.942	2
2019	21.015	24.685	26	29.710	34.986	3	29.942	35.276	2
2020	24.685	24.276	25	34.986	34.493	3	35.276	34.797	1*
Deutsche Equity 500 Index VIP(1)
2009	7.472	9.249	12	9.732	12.076	17	9.759	12.116	1*
2010	9.249	10.402	11	12.076	13.617	13	12.116	13.669	1*
2011	10.402	10.370	11	13.617	13.608	9	13.669	13.667	1*
2012	10.370	11.755	8	13.608	15.465	9	13.667	15.540	1*
2013	11.755	13.733	8	15.465	18.084	7	15.540	18.174	1*
Deutsche Small Cap Index VIP(5)
2009	7.674	9.518	29	11.522	14.326	1*	N/A	N/A	N/A
2010	9.518	11.788	17	14.326	17.788	1*	N/A	N/A	N/A
2011	11.788	11.048	15	17.788	16.713	1*	N/A	N/A	N/A
2012	11.048	12.574	14	16.713	19.068	1*	N/A	N/A	N/A
2013	12.574	14.704	13	19.068	22.320	1*	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class B
2011	N/A	N/A	N/A	12.687	12.103	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.103	13.032	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Overseas(6)
2009	8.762	10.862	7	13.654	16.969	5	N/A	N/A	N/A
2010	10.862	12.037	6	16.969	18.851	4	N/A	N/A	N/A
2011	12.037	9.772	5	18.851	15.342	2	N/A	N/A	N/A
2012	9.772	11.554	4	15.342	18.185	2	N/A	N/A	N/A
2013	11.554	12.886	4	18.185	20.301	2	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	12.169	11.619	120	17.529	16.779	64	17.596	16.851	4
2012	11.619	13.254	113	16.779	19.187	61	16.851	19.280	3
2013	13.254	17.047	99	19.187	24.740	51	19.280	24.872	4
2014	17.047	18.694	97	24.740	27.199	34	24.872	27.357	3
2015	18.694	18.437	87	27.199	26.891	29	27.357	27.062	3
2016	18.437	19.508	75	26.891	28.525	20	27.062	28.720	3
2017	19.508	23.296	60	28.525	34.149	18	28.720	34.402	4
2018	23.296	21.361	45	34.149	31.391	16	34.402	31.637	3
2019	21.361	27.541	38	31.391	40.575	13	31.637	40.913	3
2020	27.541	35.229	35	40.575	52.030	13	40.913	52.490	2
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Growth Portfolio - Service Class 2
2011	10.930	10.731	35	13.522	13.310	10	13.574	13.367	9
2012	10.731	12.058	18	13.310	14.993	6	N/A	N/A	N/A
2013	12.058	16.107	14	14.993	20.077	5	15.650	20.184	1*
2014	16.107	17.561	13	20.077	21.945	3	20.184	22.073	1*
2015	17.561	18.439	13	21.945	23.100	3	22.073	23.246	1*
2016	18.439	18.210	12	23.100	22.869	2	23.246	23.026	1*
2017	18.210	24.112	13	22.869	30.358	2	23.026	30.578	1*
2018	24.112	23.579	10	30.358	29.761	2	30.578	29.993	1*
2019	23.579	31.027	10	29.761	39.260	1*	29.993	39.585	1*
2020	31.027	43.745	9	39.260	55.492	1*	39.585	55.979	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2011	14.856	13.007	63	15.064	13.223	53	15.106	13.266	5
2012	13.007	14.636	66	13.223	14.915	52	13.266	14.972	5
2013	14.636	19.531	55	14.915	19.954	35	14.972	20.040	6
2014	19.531	20.340	52	19.954	20.832	27	20.040	20.932	5
2015	20.340	19.651	50	20.832	20.177	23	20.932	20.285	3
2016	19.651	21.602	42	20.177	22.236	21	20.285	22.365	3
2017	21.602	25.574	31	22.236	26.390	14	22.365	26.556	3
2018	25.574	21.407	27	26.390	22.146	12	26.556	22.296	3
2019	21.407	25.897	24	22.146	26.858	9	22.296	27.054	3
2020	25.897	29.980	21	26.858	31.170	10	27.054	31.413	2
First Trust Capital Strength Portfolio - Class I
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2011	11.634	11.698	102	11.768	11.863	46	11.796	11.897	5
2012	11.698	12.943	85	11.863	13.159	44	11.897	13.203	5
2013	12.943	14.485	88	13.159	14.763	33	13.203	14.819	8
2014	14.485	14.883	70	14.763	15.207	32	14.819	15.273	7
2015	14.883	13.586	57	15.207	13.917	32	15.273	13.984	2
2016	13.586	15.215	40	13.917	15.624	26	13.984	15.708	1*
2017	15.215	16.389	32	15.624	16.872	21	15.708	16.972	1*
2018	16.389	15.404	27	16.872	15.897	18	16.972	15.997	1*
2019	15.404	17.559	22	15.897	18.167	18	15.997	18.290	1*
2020	17.559	17.365	21	18.167	18.011	18	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2011	9.554	9.286	78	9.666	9.418	63	9.689	9.445	2
2012	9.286	10.419	67	9.418	10.594	59	9.445	10.630	1*
2013	10.419	13.125	49	10.594	13.380	39	10.630	13.431	5
2014	13.125	13.809	44	13.380	14.112	34	13.431	14.173	4
2015	13.809	12.893	42	14.112	13.209	33	14.173	13.273	3
2016	12.893	14.697	32	13.209	15.094	28	13.273	15.175	2
2017	14.697	15.640	23	15.094	16.103	19	15.175	16.197	1*
2018	15.640	13.968	21	16.103	14.418	17	16.197	14.509	1*
2019	13.968	16.815	19	14.418	17.400	16	14.509	17.519	1*
2020	16.815	15.682	19	17.400	16.269	16	17.519	16.388	1*
Franklin Small-Mid Cap Growth VIP Fund - Class 2(5)
2009	7.199	10.152	25	9.734	13.761	15	9.762	13.807	1*
2010	10.152	12.725	20	13.761	17.292	14	13.807	17.358	1*
2011	12.725	11.894	19	17.292	16.203	12	17.358	16.274	1*
2012	11.894	12.949	15	16.203	17.685	9	16.274	17.771	1*
2013	12.949	15.081	15	17.685	20.616	9	17.771	20.720	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.459	10.338	4	N/A	N/A	N/A
2020	10.788	10.848	1*	10.338	10.961	3	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.246	10.425	1*	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.425	11.967	1*	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.967	13.597	1*	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Growth Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	12.704	13.412	5	12.475	13.496	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.496	17.677	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.677	19.192	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.192	19.108	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.108	20.913	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	20.913	25.113	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	25.113	24.195	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	24.195	29.945	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	29.945	33.359	6	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2011	10.861	11.096	24	10.987	11.253	20	11.012	11.284	1*
2012	11.096	12.886	22	11.253	13.101	25	11.284	13.145	1*
2013	12.886	17.727	17	13.101	18.068	26	13.145	18.137	1*
2014	17.727	18.256	12	18.068	18.654	23	18.137	18.734	1*
2015	18.256	17.075	16	18.654	17.490	22	N/A	N/A	N/A
2016	17.075	17.705	16	17.490	18.181	14	N/A	N/A	N/A
2017	17.705	22.125	16	18.181	22.777	13	N/A	N/A	N/A
2018	22.125	20.876	8	22.777	21.544	11	N/A	N/A	N/A
2019	20.876	27.963	7	21.544	28.931	11	N/A	N/A	N/A
2020	27.963	36.824	7	28.931	38.194	11	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2011	9.834	9.387	37	9.972	9.542	14	9.998	9.572	2
2012	9.387	10.758	32	9.542	10.964	13	9.572	11.003	1*
2013	10.758	12.459	19	10.964	12.729	5	11.003	12.781	3
2014	12.459	12.632	17	12.729	12.938	3	12.781	12.997	2
2015	12.632	11.775	17	12.938	12.090	3	12.997	12.152	2
2016	11.775	12.915	14	12.090	13.294	1*	12.152	13.368	2
2017	12.915	14.732	11	13.294	15.203	1*	13.368	15.295	2
2018	14.732	13.292	11	15.203	13.751	1*	15.295	13.841	2
2019	13.292	15.443	10	13.751	16.017	1*	13.841	16.130	1*
2020	15.443	15.300	10	16.017	15.907	1*	16.130	16.028	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.460	9.658	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.658	10.728	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.728	9.764	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.764	11.173	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.173	12.147	2	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2011	7.277	6.510	54	7.343	6.586	61	7.356	6.601	1*
2012	6.510	7.954	51	6.586	8.066	61	6.601	8.089	1*
2013	7.954	8.049	45	8.066	8.184	53	8.089	8.211	2
2014	8.049	8.981	25	8.184	9.154	47	8.211	9.189	1*
2015	8.981	8.691	25	9.154	8.881	46	9.189	8.919	1*
2016	8.691	8.617	17	8.881	8.826	24	8.919	8.869	1*
2017	8.617	9.359	12	8.826	9.611	21	8.869	9.662	1*
2018	9.359	8.404	9	9.611	8.652	12	9.662	8.702	1*
2019	8.404	10.285	9	8.652	10.615	11	8.702	10.684	1*
2020	10.285	9.854	9	10.615	10.195	11	10.684	10.267	1*
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.086	11.083	6	10.102	11.128	2	N/A	N/A	N/A
2012	11.083	11.565	13	11.128	11.641	7	N/A	N/A	N/A
2013	11.565	10.385	63	11.641	10.480	70	11.368	10.499	1*
2014	10.385	10.494	53	10.480	10.616	58	10.499	10.641	1*
2015	10.494	9.996	35	10.616	10.138	48	10.641	10.166	1*
2016	9.996	10.144	26	10.138	10.313	43	10.166	10.348	1*
2017	10.144	10.156	23	10.313	10.351	39	10.348	10.391	1*
2018	10.156	9.977	16	10.351	10.195	30	10.391	10.239	1*
2019	9.977	10.350	16	10.195	10.603	22	10.239	10.654	1*
2020	10.350	10.676	19	10.603	10.963	19	10.654	11.022	1*
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2011	11.373	10.508	4	14.218	13.170	3	N/A	N/A	N/A
2012	10.508	11.983	4	13.170	15.055	4	N/A	N/A	N/A
2013	11.983	14.733	4	15.055	18.557	3	N/A	N/A	N/A
2014	14.733	15.206	4	18.557	19.201	3	N/A	N/A	N/A
2015	15.206	15.097	4	19.201	19.111	3	N/A	N/A	N/A
2016	15.097	14.597	4	19.111	18.524	2	N/A	N/A	N/A
2017	14.597	18.038	3	18.524	22.948	1*	N/A	N/A	N/A
2018	18.038	16.910	3	22.948	21.567	1*	N/A	N/A	N/A
2019	16.910	19.870	3	21.567	25.406	1*	N/A	N/A	N/A
2020	19.870	24.103	1*	25.406	30.896	1*	N/A	N/A	N/A
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2011	9.846	8.913	12	9.932	9.014	10	N/A	N/A	N/A
2012	8.913	9.298	9	9.014	9.427	3	N/A	N/A	N/A
2013	9.298	11.371	6	9.427	11.558	3	N/A	N/A	N/A
2014	11.371	10.325	6	11.558	10.521	2	N/A	N/A	N/A
2015	10.325	9.691	5	10.521	9.900	2	N/A	N/A	N/A
2016	9.691	9.709	3	9.900	9.942	3	N/A	N/A	N/A
2017	9.709	11.943	2	9.942	12.261	3	N/A	N/A	N/A
2018	11.943	11.745	1*	12.261	12.088	2	N/A	N/A	N/A
2019	11.745	14.373	1*	12.088	14.830	1*	N/A	N/A	N/A
2020	14.373	17.984	1*	14.830	18.602	1*	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2011	12.282	12.939	238	13.162	13.901	100	13.213	13.961	19
2012	12.939	13.500	215	13.901	14.540	101	13.961	14.610	11
2013	13.500	12.909	193	14.540	13.938	83	14.610	14.012	2
2014	12.909	13.389	168	13.938	14.493	69	14.012	14.577	2
2015	13.389	13.155	148	14.493	14.275	53	14.577	14.365	2
2016	13.155	13.226	116	14.275	14.388	44	14.365	14.486	2
2017	13.226	13.510	96	14.388	14.734	39	14.486	14.842	2
2018	13.510	13.113	77	14.734	14.337	36	14.842	14.449	2
2019	13.113	14.016	66	14.337	15.362	30	14.449	15.490	1*
2020	14.016	15.071	59	15.362	16.560	31	15.490	16.706	1*
LVIP Delaware Diversified Floating Rate Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.927	10.073	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.073	9.968	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.968	9.851	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.851	9.605	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.605	9.647	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.647	9.715	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	9.527	9.530	1*	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Mid Cap Value Fund - Service Class
2011	9.244	8.577	13	9.328	8.676	1*	N/A	N/A	N/A
2012	8.577	9.648	10	8.676	9.784	1*	N/A	N/A	N/A
2013	9.648	12.633	9	9.784	12.844	1*	N/A	N/A	N/A
2014	12.633	13.308	5	12.844	13.563	1*	N/A	N/A	N/A
2015	13.308	13.059	5	13.563	13.343	1*	N/A	N/A	N/A
2016	13.059	15.389	4	13.343	15.763	1*	N/A	N/A	N/A
2017	15.389	17.736	4	15.763	18.213	1*	N/A	N/A	N/A
2018	17.736	14.799	4	18.213	15.235	1*	N/A	N/A	N/A
2019	14.799	18.890	4	15.235	19.496	1*	N/A	N/A	N/A
2020	18.890	18.583	2	19.496	19.227	1*	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2010	9.752	10.649	7	13.681	14.976	1*	N/A	N/A	N/A
2011	10.649	10.489	4	14.976	14.788	1*	N/A	N/A	N/A
2012	10.489	11.835	4	14.788	16.728	1*	N/A	N/A	N/A
2013	11.835	15.717	3	16.728	22.270	1*	N/A	N/A	N/A
2014	15.717	17.721	6	22.270	25.173	1*	N/A	N/A	N/A
2015	17.721	17.229	3	25.173	24.536	1*	N/A	N/A	N/A
2016	17.229	17.982	3	24.536	25.672	1*	N/A	N/A	N/A
2017	17.982	21.155	1*	25.672	30.275	1*	N/A	N/A	N/A
2018	21.155	19.761	1*	30.275	28.351	1*	N/A	N/A	N/A
2019	19.761	25.524	1*	28.351	36.712	1*	N/A	N/A	N/A
2020	25.524	29.899	1*	36.712	43.112	1*	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class(7)
2011	11.520	11.058	14	14.654	14.101	1*	14.710	14.162	1*
2012	11.058	12.274	13	14.101	15.691	1*	14.162	15.767	1*
2013	12.274	14.459	12	15.691	18.530	1*	15.767	18.629	1*
2014	14.459	14.780	11	18.530	18.988	1*	18.629	19.100	1*
2015	14.780	14.287	8	N/A	N/A	N/A	19.100	18.519	1*
2016	14.287	14.784	8	N/A	N/A	N/A	18.519	19.220	1*
2017	14.784	16.264	7	N/A	N/A	N/A	19.220	21.209	1*
2018	16.264	15.102	5	N/A	N/A	N/A	21.209	19.752	1*
2019	15.102	17.147	4	N/A	N/A	N/A	N/A	N/A	N/A
2020	17.147	17.744	3	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.546	10.951	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.885	9.398	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.398	11.644	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.644	9.598	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.598	11.012	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.012	10.121	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2011	10.049	9.952	40	10.189	10.117	8	10.218	10.150	1*
2012	9.952	11.233	28	10.117	11.447	9	10.150	11.491	1*
2013	11.233	14.651	22	11.447	14.968	9	11.491	15.032	1*
2014	14.651	16.229	20	14.968	16.621	3	15.032	16.701	1*
2015	16.229	15.565	15	16.621	15.982	4	N/A	N/A	N/A
2016	15.565	17.429	14	15.982	17.940	3	N/A	N/A	N/A
2017	17.429	20.622	9	17.940	21.278	3	N/A	N/A	N/A
2018	20.622	18.711	5	21.278	19.357	2	N/A	N/A	N/A
2019	18.711	23.827	5	19.357	24.711	2	N/A	N/A	N/A
2020	23.827	27.145	4	24.711	28.224	2	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	9.370	9.345	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.345	10.742	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.742	13.596	1*	12.745	13.692	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	10.002	10.331	5	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.331	10.500	5	10.584	10.543	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.543	10.068	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.068	10.349	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.349	10.196	4	N/A	N/A	N/A
2016	10.334	10.082	13	10.196	10.224	7	N/A	N/A	N/A
2017	10.082	10.168	12	10.224	10.338	7	N/A	N/A	N/A
2018	10.168	9.947	12	10.338	10.139	3	N/A	N/A	N/A
2019	9.947	10.474	11	10.139	10.702	3	N/A	N/A	N/A
2020	10.474	10.845	12	10.702	11.109	3	N/A	N/A	N/A
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2011	7.820	7.424	22	7.891	7.510	35	7.903	7.525	1*
2012	7.424	8.817	15	7.510	8.941	29	7.525	8.963	1*
2013	8.817	10.359	14	8.941	10.532	27	8.963	10.563	1*
2014	10.359	9.947	15	10.532	10.138	27	10.563	10.174	1*
2015	9.947	8.963	12	10.138	9.158	27	10.174	9.195	1*
2016	8.963	8.994	11	9.158	9.212	23	9.195	9.254	1*
2017	8.994	10.697	9	9.212	10.985	21	9.254	11.040	1*
2018	10.697	9.523	8	10.985	9.803	13	11.040	9.857	1*
2019	9.523	10.523	8	9.803	10.860	12	9.857	10.925	1*
2020	10.523	11.615	5	10.860	12.017	12	10.925	12.096	1*
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2011	12.259	12.453	92	12.431	12.659	77	N/A	N/A	N/A
2012	12.453	13.393	89	12.659	13.649	68	N/A	N/A	N/A
2013	13.393	14.400	88	13.649	14.712	65	N/A	N/A	N/A
2014	14.400	14.911	89	14.712	15.272	57	N/A	N/A	N/A
2015	14.911	14.318	83	15.272	14.701	52	N/A	N/A	N/A
2016	14.318	14.731	82	14.701	15.163	39	N/A	N/A	N/A
2017	14.731	15.947	79	15.163	16.456	37	N/A	N/A	N/A
2018	15.947	14.928	74	16.456	15.443	36	N/A	N/A	N/A
2019	14.928	16.820	33	15.443	17.444	35	N/A	N/A	N/A
2020	16.820	17.645	32	17.444	18.346	34	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2011	11.653	11.417	70	11.816	11.606	43	N/A	N/A	N/A
2012	11.417	12.208	73	11.606	12.442	48	N/A	N/A	N/A
2013	12.208	13.581	72	12.442	13.875	49	N/A	N/A	N/A
2014	13.581	13.766	118	13.875	14.100	51	N/A	N/A	N/A
2015	13.766	12.989	117	14.100	13.337	35	14.635	13.408	1*
2016	12.989	13.330	102	13.337	13.721	38	13.408	13.801	1*
2017	13.330	15.101	82	13.721	15.583	36	N/A	N/A	N/A
2018	15.101	13.859	65	15.583	14.337	26	N/A	N/A	N/A
2019	13.859	15.730	64	14.337	16.313	24	N/A	N/A	N/A
2020	15.730	16.313	17	16.313	16.961	22	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2011	11.458	11.347	1*	11.505	11.421	3	N/A	N/A	N/A
2012	11.347	11.973	1*	11.421	12.081	3	N/A	N/A	N/A
2013	11.973	11.399	1*	12.081	11.531	3	N/A	N/A	N/A
2014	11.399	11.384	1*	11.531	11.545	3	N/A	N/A	N/A
2015	11.384	10.927	1*	11.545	11.109	3	N/A	N/A	N/A
2016	10.927	10.760	1*	11.109	10.967	2	N/A	N/A	N/A
2017	10.760	11.074	1*	10.967	11.315	3	N/A	N/A	N/A
2018	11.074	11.056	1*	11.315	11.325	2	N/A	N/A	N/A
2019	11.056	11.562	1*	11.325	11.872	3	N/A	N/A	N/A
2020	11.562	12.096	1*	11.872	12.452	3	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2011	12.159	12.051	132	12.330	12.251	171	12.364	12.291	11
2012	12.051	12.940	123	12.251	13.187	175	12.291	13.237	10
2013	12.940	14.181	120	13.187	14.488	169	13.237	14.550	10
2014	14.181	14.469	116	14.488	14.819	159	14.550	14.890	9
2015	14.469	13.697	116	14.819	14.063	125	14.890	14.138	9
2016	13.697	14.001	94	14.063	14.411	97	14.138	14.495	8
2017	14.001	15.681	89	14.411	16.182	70	14.495	16.281	7
2018	15.681	14.528	66	16.182	15.029	66	16.281	15.129	7
2019	14.528	16.371	64	15.029	16.978	63	15.129	17.100	6
2020	16.371	17.017	62	16.978	17.693	62	17.100	17.828	6
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Government Money Market Fund - Service Class
2011	10.280	10.099	94	10.267	10.112	40	10.306	10.156	6
2012	10.099	9.922	54	10.112	9.959	38	10.156	10.007	23
2013	9.922	9.747	101	9.959	9.809	22	10.007	9.861	31
2014	9.747	9.576	68	9.809	9.660	21	9.861	9.717	26
2015	9.576	9.407	48	9.660	9.514	20	9.717	9.574	21
2016	9.407	9.242	47	9.514	9.370	9	N/A	N/A	N/A
2017	9.242	9.093	33	9.370	9.242	3	N/A	N/A	N/A
2018	9.093	9.033	54	9.242	9.204	2	N/A	N/A	N/A
2019	9.033	9.008	33	N/A	N/A	N/A	N/A	N/A	N/A
2020	9.008	8.866	27	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2011	10.792	10.868	12	10.809	10.912	2	N/A	N/A	N/A
2012	10.868	12.236	11	10.912	12.316	4	N/A	N/A	N/A
2013	12.236	12.775	11	12.316	12.891	4	N/A	N/A	N/A
2014	12.775	12.871	13	12.891	13.020	3	N/A	N/A	N/A
2015	12.871	12.114	11	13.020	12.285	2	N/A	N/A	N/A
2016	12.114	13.442	14	12.285	13.666	3	N/A	N/A	N/A
2017	13.442	14.062	9	13.666	14.332	3	N/A	N/A	N/A
2018	14.062	13.383	6	14.332	13.674	2	N/A	N/A	N/A
2019	13.383	14.813	6	13.674	15.173	2	N/A	N/A	N/A
2020	14.813	15.319	7	15.173	15.731	1*	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	11.884	12.389	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.389	11.618	1*	N/A	N/A	N/A
2019	12.180	12.762	4	11.618	13.000	1*	N/A	N/A	N/A
2020	12.762	13.689	4	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	7.385	9.027	13	7.433	9.109	2	N/A	N/A	N/A
2011	9.027	8.688	11	9.109	8.789	2	N/A	N/A	N/A
2012	8.688	9.682	6	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.682	11.779	6	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.779	12.477	6	N/A	N/A	N/A	N/A	N/A	N/A
2015	12.477	11.278	3	N/A	N/A	N/A	N/A	N/A	N/A
2016	11.278	12.154	3	N/A	N/A	N/A	N/A	N/A	N/A
2017	12.154	13.657	3	N/A	N/A	N/A	N/A	N/A	N/A
2018	13.657	11.801	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	11.801	13.429	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	9.923	10.036	2	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth Fund - Service Class
2011	8.215	7.253	38	8.290	7.338	7	8.305	7.354	2
2012	7.253	8.485	38	7.338	8.605	7	N/A	N/A	N/A
2013	8.485	9.444	36	8.605	9.602	6	N/A	N/A	N/A
2014	9.444	8.785	22	9.602	8.954	3	N/A	N/A	N/A
2015	8.785	8.719	21	8.954	8.909	3	N/A	N/A	N/A
2016	8.719	8.683	20	8.909	8.895	3	N/A	N/A	N/A
2017	8.683	11.218	23	8.895	11.520	3	N/A	N/A	N/A
2018	11.218	10.085	19	11.520	10.383	3	N/A	N/A	N/A
2019	10.085	12.604	19	10.383	13.008	2	N/A	N/A	N/A
2020	12.604	14.143	12	13.008	14.633	2	N/A	N/A	N/A
LVIP MFS Value Fund - Service Class
2011	8.335	8.157	29	8.411	8.253	33	N/A	N/A	N/A
2012	8.157	9.297	4	8.253	9.429	32	N/A	N/A	N/A
2013	9.297	12.384	4	9.429	12.592	15	N/A	N/A	N/A
2014	12.384	13.408	3	12.592	13.667	13	N/A	N/A	N/A
2015	13.408	13.064	4	13.667	13.350	12	N/A	N/A	N/A
2016	13.064	14.599	4	13.350	14.956	13	N/A	N/A	N/A
2017	14.599	16.824	4	14.956	17.278	13	N/A	N/A	N/A
2018	16.824	14.835	4	17.278	15.273	3	N/A	N/A	N/A
2019	14.835	18.871	3	15.273	19.477	3	N/A	N/A	N/A
2020	18.871	19.164	4	19.477	19.830	3	N/A	N/A	N/A
LVIP Mondrian International Value Fund - Service Class
2011	11.413	10.710	59	17.979	16.914	33	18.047	16.987	2
2012	10.710	11.501	56	16.914	18.208	30	16.987	18.296	2
2013	11.501	13.732	90	18.208	21.795	30	18.296	21.911	2
2014	13.732	13.114	63	21.795	20.866	21	21.911	20.987	2
2015	13.114	12.363	63	20.866	19.720	13	20.987	19.844	9
2016	12.363	12.599	44	19.720	20.146	9	19.844	20.284	7
2017	12.599	14.978	37	20.146	24.010	6	20.284	24.186	6
2018	14.978	12.989	29	24.010	20.874	5	24.186	21.038	6
2019	12.989	15.048	26	20.874	24.243	4	21.038	24.446	5
2020	15.048	14.009	25	24.243	22.626	4	24.446	22.827	3
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	9.911	9.848	15	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.979	9.954	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.954	9.890	6	N/A	N/A	N/A
2019	N/A	N/A	N/A	9.890	10.041	6	N/A	N/A	N/A
2020	N/A	N/A	N/A	10.041	10.265	6	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2011	11.108	11.688	34	11.178	11.791	52	N/A	N/A	N/A
2012	11.688	11.893	35	11.791	12.028	50	N/A	N/A	N/A
2013	11.893	11.352	36	12.028	11.510	52	N/A	N/A	N/A
2014	11.352	11.761	36	11.510	11.954	46	N/A	N/A	N/A
2015	11.761	11.551	10	11.954	11.771	39	N/A	N/A	N/A
2016	11.551	11.576	23	11.771	11.825	23	12.326	11.876	2
2017	11.576	11.702	15	11.825	11.984	18	11.876	12.041	2
2018	11.702	11.427	6	11.984	11.731	17	12.041	11.793	2
2019	11.427	12.117	5	11.731	12.471	15	11.793	12.543	1*
2020	12.117	12.761	5	12.471	13.167	14	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.645	11.286	6	N/A	N/A	N/A
2013	11.335	11.738	75	11.286	11.839	6	N/A	N/A	N/A
2014	11.738	12.043	67	11.839	12.177	5	N/A	N/A	N/A
2015	12.043	11.688	63	N/A	N/A	N/A	N/A	N/A	N/A
2016	11.688	12.024	63	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.932	12.223	4	13.145	12.483	1*	N/A	N/A	N/A
2019	12.223	13.750	7	12.483	14.078	1*	N/A	N/A	N/A
2020	13.750	15.114	7	14.078	15.513	1*	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.059	11.103	1*	10.600	11.171	6	N/A	N/A	N/A
2013	11.103	11.647	1*	11.171	11.747	6	N/A	N/A	N/A
2014	11.647	12.043	1*	11.747	12.176	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2011	9.315	8.019	7	9.375	8.090	10	N/A	N/A	N/A
2012	8.019	8.928	7	8.090	9.030	11	N/A	N/A	N/A
2013	8.928	10.524	10	9.030	10.671	9	N/A	N/A	N/A
2014	10.524	10.403	7	10.671	10.574	9	N/A	N/A	N/A
2015	10.403	9.754	49	10.574	9.940	8	N/A	N/A	N/A
2016	9.754	10.487	23	9.940	10.713	7	10.468	10.760	1*
2017	10.487	12.697	2	10.713	13.001	6	10.760	13.066	1*
2018	12.697	10.543	2	13.001	10.824	6	13.066	10.883	1*
2019	10.543	11.922	2	10.824	12.271	6	10.883	12.343	1*
2020	11.922	11.201	2	12.271	11.558	7	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2011	14.082	11.734	5	14.172	11.839	9	N/A	N/A	N/A
2012	11.734	12.952	5	11.839	13.101	8	N/A	N/A	N/A
2013	12.952	12.330	5	13.101	12.503	9	N/A	N/A	N/A
2014	12.330	11.673	6	12.503	11.866	8	N/A	N/A	N/A
2015	11.673	9.487	2	11.866	9.668	8	N/A	N/A	N/A
2016	9.487	10.730	2	9.668	10.962	5	10.989	11.006	1*
2017	10.730	13.016	5	10.962	13.331	5	11.006	13.387	1*
2018	13.016	11.181	5	13.331	11.480	4	13.387	11.534	1*
2019	11.181	11.788	5	11.480	12.134	4	11.534	12.197	1*
2020	11.788	11.856	5	12.134	12.234	5	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2011	10.751	10.555	10	10.902	10.730	41	N/A	N/A	N/A
2012	10.555	11.495	10	10.730	11.715	40	N/A	N/A	N/A
2013	11.495	12.366	8	11.715	12.634	40	N/A	N/A	N/A
2014	12.366	12.596	8	12.634	12.901	39	N/A	N/A	N/A
2015	12.596	11.537	7	12.901	11.845	15	N/A	N/A	N/A
2016	11.537	11.938	5	11.845	12.288	9	N/A	N/A	N/A
2017	11.938	13.429	1*	12.288	13.857	6	N/A	N/A	N/A
2018	13.429	12.080	1*	13.857	12.497	1*	N/A	N/A	N/A
2019	12.080	13.700	1*	12.497	14.208	1*	N/A	N/A	N/A
2020	13.700	14.364	1*	14.208	14.935	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA International Index Fund - Service Class
2011	8.394	7.206	6	8.447	7.270	11	N/A	N/A	N/A
2012	7.206	8.338	26	7.270	8.433	11	N/A	N/A	N/A
2013	8.338	9.884	34	8.433	10.022	15	N/A	N/A	N/A
2014	9.884	9.118	35	10.022	9.268	15	N/A	N/A	N/A
2015	9.118	8.824	5	9.268	8.992	12	N/A	N/A	N/A
2016	8.824	8.730	8	8.992	8.919	11	9.145	8.957	1*
2017	8.730	10.665	9	8.919	10.923	6	8.957	10.975	2
2018	10.665	9.017	8	10.923	9.258	6	10.975	9.306	1*
2019	9.017	10.740	7	9.258	11.055	6	9.306	11.118	1*
2020	10.740	11.349	7	11.055	11.710	6	N/A	N/A	N/A
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2011	10.782	10.808	29	10.850	10.903	19	N/A	N/A	N/A
2012	10.808	11.883	21	10.903	12.019	19	N/A	N/A	N/A
2013	11.883	15.814	18	12.019	16.034	17	N/A	N/A	N/A
2014	15.814	18.086	20	16.034	18.383	14	N/A	N/A	N/A
2015	18.086	16.891	39	18.383	17.211	10	N/A	N/A	N/A
2016	16.891	20.111	58	17.211	20.544	9	19.266	20.632	1*
2017	20.111	23.400	5	20.544	23.963	8	20.632	24.078	1*
2018	23.400	20.378	4	23.963	20.921	8	24.078	21.032	1*
2019	20.378	25.416	4	20.921	26.158	5	21.032	26.310	1*
2020	25.416	25.641	4	26.158	26.457	5	N/A	N/A	N/A
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	11.118	12.470	5	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.470	10.828	5	N/A	N/A	N/A	N/A	N/A	N/A
2019	10.828	13.346	10	N/A	N/A	N/A	N/A	N/A	N/A
2020	13.346	14.799	10	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	14.432	13.338	3	14.643	13.621	1*	N/A	N/A	N/A
2019	13.338	15.450	3	13.621	15.818	1*	N/A	N/A	N/A
2020	15.450	17.230	2	15.818	17.685	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	10.557	10.399	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.399	11.290	56	N/A	N/A	N/A
2013	11.942	12.403	32	11.290	12.510	71	N/A	N/A	N/A
2014	12.403	12.827	29	12.510	12.969	70	N/A	N/A	N/A
2015	12.827	12.227	29	12.969	12.394	70	N/A	N/A	N/A
2016	12.227	13.090	29	12.394	13.302	65	N/A	N/A	N/A
2017	13.090	14.510	25	13.302	14.782	64	N/A	N/A	N/A
2018	14.510	13.203	22	14.782	13.484	64	N/A	N/A	N/A
2019	13.203	15.079	18	13.484	15.438	10	N/A	N/A	N/A
2020	15.079	16.230	17	15.438	16.658	8	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	15.138	13.688	4	15.438	13.979	8	N/A	N/A	N/A
2019	13.688	16.056	4	13.979	16.439	8	N/A	N/A	N/A
2020	16.056	17.977	4	16.439	18.451	8	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.490	12.703	23	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.703	13.783	23	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.783	15.554	23	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.554	14.024	23	N/A	N/A	N/A
2019	N/A	N/A	N/A	14.024	16.175	23	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2011	9.636	9.615	20	9.770	9.773	42	9.797	9.805	1*
2012	9.615	10.894	80	9.773	11.101	50	9.805	11.143	1*
2013	10.894	14.089	99	11.101	14.392	65	11.143	14.454	3
2014	14.089	15.657	98	14.392	16.034	59	14.454	16.111	3
2015	15.657	15.519	43	16.034	15.932	50	16.111	16.016	8
2016	15.519	16.992	43	15.932	17.488	42	16.016	17.589	8
2017	16.992	20.238	28	17.488	20.881	43	17.589	21.012	7
2018	20.238	18.908	24	20.881	19.557	25	21.012	19.690	6
2019	18.908	24.303	22	19.557	25.201	24	19.690	25.385	3
2020	24.303	28.104	18	25.201	29.214	23	25.385	29.442	1*
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2011	9.020	8.434	17	9.102	8.532	21	N/A	N/A	N/A
2012	8.434	9.576	11	8.532	9.712	19	N/A	N/A	N/A
2013	9.576	12.939	45	9.712	13.155	32	11.375	13.198	1*
2014	12.939	13.269	34	13.155	13.524	29	13.198	13.576	1*
2015	13.269	12.387	27	13.524	12.656	28	13.576	12.711	1*
2016	12.387	14.645	29	12.656	15.001	30	12.711	15.074	1*
2017	14.645	16.386	20	15.001	16.827	28	15.074	16.918	2
2018	16.386	14.229	17	16.827	14.648	12	16.918	14.733	1*
2019	14.229	17.430	20	14.648	17.988	10	14.733	18.101	1*
2020	17.430	20.355	19	17.988	21.060	10	18.101	21.203	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2011	13.420	12.857	8	13.505	12.971	4	N/A	N/A	N/A
2012	12.857	14.338	10	12.971	14.501	3	N/A	N/A	N/A
2013	14.338	18.892	8	14.501	19.155	3	N/A	N/A	N/A
2014	18.892	19.305	8	19.155	19.623	3	N/A	N/A	N/A
2015	19.305	17.618	4	19.623	17.953	2	N/A	N/A	N/A
2016	17.618	22.455	5	17.953	22.939	2	20.599	23.036	1*
2017	22.455	23.392	3	22.939	23.956	2	23.036	24.065	1*
2018	23.392	19.834	2	23.956	20.363	1*	24.065	20.469	1*
2019	19.834	23.283	1*	20.363	23.964	1*	20.469	24.102	1*
2020	23.283	24.176	1*	23.964	24.945	2	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2010 Fund - Service Class
2011	10.343	10.259	2	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.259	10.910	2	N/A	N/A	N/A	N/A	N/A	N/A
2013	10.910	11.643	2	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.643	11.952	2	N/A	N/A	N/A	N/A	N/A	N/A
2015	11.952	11.521	2	N/A	N/A	N/A	N/A	N/A	N/A
2016	11.521	11.788	2	N/A	N/A	N/A	N/A	N/A	N/A
2017	11.788	12.662	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	12.662	11.882	2	N/A	N/A	N/A	N/A	N/A	N/A
2019	11.882	13.471	2	N/A	N/A	N/A	N/A	N/A	N/A
2020	13.471	14.821	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2011	9.941	9.759	15	10.031	9.872	3	N/A	N/A	N/A
2012	9.759	10.362	15	9.872	10.508	1*	N/A	N/A	N/A
2013	10.362	11.281	15	10.508	11.469	1*	N/A	N/A	N/A
2014	11.281	11.537	15	11.469	11.758	1*	N/A	N/A	N/A
2015	11.537	11.053	14	11.758	11.293	1*	N/A	N/A	N/A
2016	11.053	11.312	14	11.293	11.587	1*	N/A	N/A	N/A
2017	11.312	12.415	13	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price 2040 Fund - Service Class
2011	9.205	8.885	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	8.885	9.324	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.324	10.648	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	10.648	10.794	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.794	10.235	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	10.235	10.409	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	10.409	11.691	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2011	9.053	8.723	34	9.135	8.824	10	9.152	8.845	3
2012	8.723	10.111	38	8.824	10.254	14	N/A	N/A	N/A
2013	10.111	13.774	52	10.254	14.004	16	N/A	N/A	N/A
2014	13.774	14.670	49	14.004	14.952	7	N/A	N/A	N/A
2015	14.670	15.914	50	14.952	16.260	6	N/A	N/A	N/A
2016	15.914	15.809	45	16.260	16.194	12	N/A	N/A	N/A
2017	15.809	20.708	42	16.194	21.264	9	N/A	N/A	N/A
2018	20.708	20.060	36	21.264	20.651	7	N/A	N/A	N/A
2019	20.060	25.758	36	20.651	26.583	3	N/A	N/A	N/A
2020	25.758	34.438	32	26.583	35.630	3	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2011	13.210	12.440	3	18.100	17.089	4	N/A	N/A	N/A
2012	12.440	14.175	4	17.089	19.520	4	N/A	N/A	N/A
2013	14.175	18.720	9	19.520	25.843	5	N/A	N/A	N/A
2014	18.720	20.464	7	25.843	28.322	2	N/A	N/A	N/A
2015	20.464	20.470	4	28.322	28.402	2	N/A	N/A	N/A
2016	20.470	21.570	2	28.402	30.003	1*	N/A	N/A	N/A
2017	21.570	26.363	1*	30.003	36.760	1*	N/A	N/A	N/A
2018	26.363	25.036	1*	36.760	34.998	1*	N/A	N/A	N/A
2019	25.036	33.702	1*	34.998	47.230	1*	N/A	N/A	N/A
2020	33.702	43.484	2	47.230	61.090	1*	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.098	11.014	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.014	10.317	18	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.317	11.874	18	N/A	N/A	N/A
2020	N/A	N/A	N/A	11.874	12.654	18	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.741	10.579	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.579	13.562	2	N/A	N/A	N/A
2014	13.686	14.803	1*	13.562	14.947	2	N/A	N/A	N/A
2015	14.803	14.457	1*	14.947	14.635	2	N/A	N/A	N/A
2016	14.457	15.883	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	15.883	18.700	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	18.700	17.417	1*	N/A	N/A	N/A	N/A	N/A	N/A
2019	17.417	22.233	1*	N/A	N/A	N/A	N/A	N/A	N/A
2020	22.233	26.100	1*	23.318	26.753	1*	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.347	9.781	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.781	11.023	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.023	10.324	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.324	9.841	3	N/A	N/A	N/A
2016	10.013	9.884	1*	9.841	10.024	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.024	12.633	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.633	10.582	2	N/A	N/A	N/A
2019	N/A	N/A	N/A	10.582	12.702	2	N/A	N/A	N/A
2020	N/A	N/A	N/A	12.702	13.833	2	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility(11)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2011	9.421	8.398	13	9.507	8.495	6	9.526	8.515	1*
2012	8.398	9.796	11	8.495	9.935	6	8.515	9.960	1*
2013	9.796	13.053	5	9.935	13.271	4	9.960	13.315	1*
2014	13.053	14.243	9	13.271	14.517	1*	13.315	14.572	1*
2015	14.243	15.269	8	14.517	15.601	1*	14.572	15.669	1*
2016	15.269	14.974	4	15.601	15.339	1*	15.669	15.413	1*
2017	14.974	19.932	5	15.339	20.468	1*	15.413	20.585	1*
2018	19.932	19.792	3	20.468	20.375	1*	20.585	20.504	1*
2019	19.792	27.415	4	20.375	28.294	1*	20.504	28.481	1*
2020	27.415	38.417	5	28.294	39.747	1*	28.481	40.028	1*
LVIP Wellington Mid-Cap Value Fund - Service Class
2011	8.490	7.542	23	8.567	7.630	18	8.582	7.647	1*
2012	7.542	9.172	15	7.630	9.301	14	N/A	N/A	N/A
2013	9.172	12.054	14	9.301	12.255	13	N/A	N/A	N/A
2014	12.054	12.788	15	12.255	13.034	11	N/A	N/A	N/A
2015	12.788	12.339	11	13.034	12.608	10	N/A	N/A	N/A
2016	12.339	13.668	10	12.608	14.001	7	N/A	N/A	N/A
2017	13.668	15.190	12	14.001	15.598	4	N/A	N/A	N/A
2018	15.190	12.718	8	15.598	13.093	4	N/A	N/A	N/A
2019	12.718	16.272	8	13.093	16.794	2	N/A	N/A	N/A
2020	16.272	16.225	7	16.794	16.787	3	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2011	9.623	9.398	8	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.398	10.807	8	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series -Service Class(9)
2009	8.636	9.986	31	10.543	12.221	19	N/A	N/A	N/A
2010	9.986	10.752	29	12.221	13.192	19	N/A	N/A	N/A
2011	10.752	10.728	39	13.192	13.195	13	N/A	N/A	N/A
2012	10.728	11.689	30	13.195	14.413	15	N/A	N/A	N/A
2013	11.689	12.935	30	14.413	15.965	14	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2011	15.819	16.548	45	25.396	26.632	22	25.493	26.747	1*
2012	16.548	18.400	37	26.632	29.688	19	26.747	29.830	1*
2013	18.400	21.725	30	29.688	35.140	18	29.830	35.327	1*
2014	21.725	23.998	29	35.140	38.913	16	35.327	39.139	1*
2015	23.998	20.091	27	38.913	32.660	10	39.139	32.866	6
2016	20.091	21.950	26	32.660	35.771	6	32.866	36.015	5
2017	21.950	24.683	20	35.771	40.326	4	36.015	40.621	4
2018	24.683	24.439	13	40.326	40.027	4	40.621	40.340	3
2019	24.439	29.956	10	40.027	49.186	3	40.340	49.596	2
2020	29.956	31.076	10	49.186	51.152	3	49.596	51.604	1*
Neuberger Berman AMT Mid Cap Growth(1)
2009	8.432	10.898	38	11.835	15.335	5	14.361	15.386	1*
2010	10.898	13.818	26	15.335	19.493	5	15.386	19.567	1*
2011	13.818	13.636	20	19.493	19.284	4	19.567	19.367	1*
2012	13.636	15.055	18	19.284	21.345	4	19.367	21.447	1*
2013	15.055	17.180	18	21.345	24.380	4	21.447	24.501	1*
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
2011	11.572	10.627	9	18.119	16.681	3	N/A	N/A	N/A
2012	10.627	12.058	6	16.681	18.975	3	N/A	N/A	N/A
2013	12.058	16.231	4	18.975	25.606	2	N/A	N/A	N/A
2014	16.231	18.147	2	25.606	28.701	1*	N/A	N/A	N/A
2015	18.147	16.337	3	28.701	25.903	1*	N/A	N/A	N/A
2016	16.337	18.640	2	25.903	29.629	1*	N/A	N/A	N/A
2017	18.640	21.377	2	29.629	34.056	1*	N/A	N/A	N/A
2018	21.377	17.789	1*	34.056	28.410	1*	N/A	N/A	N/A
2019	17.789	20.397	1*	28.410	32.657	1*	N/A	N/A	N/A
2020	20.397	19.508	1*	32.657	31.312	1*	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2011	15.239	13.838	8	15.301	13.929	5	N/A	N/A	N/A
2012	13.838	14.287	1*	13.929	14.417	5	N/A	N/A	N/A
2013	14.287	11.967	1*	14.417	12.106	1*	N/A	N/A	N/A
2014	11.967	9.566	1*	12.106	9.701	1*	N/A	N/A	N/A
2015	9.566	6.984	1*	9.701	7.100	1*	N/A	N/A	N/A
2016	6.984	7.879	1*	7.100	8.031	1*	N/A	N/A	N/A
2017	7.879	7.897	1*	8.031	8.069	1*	N/A	N/A	N/A
2018	7.897	6.655	1*	8.069	6.817	1*	N/A	N/A	N/A
2019	6.655	7.278	1*	6.817	7.474	1*	N/A	N/A	N/A
2020	7.278	7.236	2	7.474	7.449	1*	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Templeton Global Bond VIP Fund - Class 2
2011	16.281	15.851	62	16.509	16.113	40	16.555	16.166	1*
2012	15.851	17.914	55	16.113	18.256	32	16.166	18.325	1*
2013	17.914	17.881	50	18.256	18.268	29	18.325	18.346	1*
2014	17.881	17.884	53	18.268	18.317	26	18.346	18.404	1*
2015	17.884	16.809	44	18.317	17.259	23	18.404	17.350	1*
2016	16.809	16.994	21	17.259	17.492	13	17.350	17.594	1*
2017	16.994	17.012	18	17.492	17.555	11	17.594	17.666	2
2018	17.012	17.032	9	17.555	17.620	8	17.666	17.740	2
2019	17.032	17.065	8	17.620	17.698	8	17.740	17.828	1*
2020	17.065	15.876	8	17.698	16.506	8	17.828	16.635	1*
Templeton Growth VIP Fund - Class 2
2011	10.001	9.137	15	14.557	13.333	16	N/A	N/A	N/A
2012	9.137	10.865	12	13.333	15.894	15	N/A	N/A	N/A
2013	10.865	13.960	11	15.894	20.473	9	19.902	20.584	2
2014	13.960	13.325	10	20.473	19.590	6	20.584	19.707	2
2015	13.325	12.238	10	19.590	18.038	6	19.707	18.154	1*
2016	12.238	13.176	7	18.038	19.469	4	18.154	19.604	1*
2017	13.176	15.336	5	19.469	22.716	4	N/A	N/A	N/A
2018	15.336	12.825	3	22.716	19.045	3	N/A	N/A	N/A
2019	12.825	14.505	2	19.045	21.594	3	N/A	N/A	N/A
2020	14.505	15.072	2	21.594	22.495	3	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix C—Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are unavailable for purchase as of June 30, 2009. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to June 30, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum annuity payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements in the prospectus). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
i4LIFE® Advantage and the Guaranteed Income Benefit are described in detail in the prospectus (see The Contracts — Living Benefit Riders).
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage Fees. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate for both single and joint life options are listed in the following table.
Current Fee
Beginning January 11, 2021	1.25%
January 20, 2009 through January 10, 2021	0.90%
Prior to January 20, 2009	0.75%
The fee for your rider is based on the latest date of (a) the last Account Value Step-up of the Protected Income Base or (b) the Benefit Year anniversary following any deposit where cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a description of the calculation of the Protected Income Base.
The fee is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Account Value Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the fee is based on the Guaranteed Amount.
Since the Account Value Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate of 1.50%. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Account Value Step-up and is not available if additional Purchase Payments would cause your fee to increase. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the fee rate for your rider to change to the current fee rate in effect on the next Benefit Year anniversary, but the fee rate will never exceed the guaranteed maximum annual fee rate. The new fee rate will become effective on the Benefit Year anniversary.
The protected lifetime income fee will be discontinued upon termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no protected lifetime income fee will be deducted.
The Lincoln Lifetime IncomeSM Advantage option is no longer available for purchase as of June 30, 2009.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the

Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual fee rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.40% for the i4LIFE® Advantage Account Value Death Benefit; 2.45% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following tables.
1.	Lincoln SmartSecurity® Advantage 5 Year Elective Step-up option – The fee for your rider is based on the latest date of the next election of a step-up of the Guaranteed Amount.
Current Fee
Beginning January 11, 2021	0.95%
December 3, 2012 through January 10, 2021	0.85%
January 20, 2009 through December 2, 2012	0.65%
Prior to January 20, 2009	0.45%
2.	Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (including the prior versions of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life only) – The fee for your rider is based on the lastest date of the automatic or elected step-up of the Guaranteed Amount after the 10th Benefit Year anniversary.
	Current Fee
	Single Life	Joint Life
Beginning January 11, 2021	1.00%	1.25%
December 3, 2012 through January 10, 2021	0.85%	1.00%
Prior to December 3, 2012	0.65%	0.80%
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum Protected Income Base is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Protected Income Base is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Account Value Step-ups, 5% Enhancements and the step-up to 200% of the initial Protected Income Base and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Protected Income Base called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable). These options are discussed below in detail.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Protected Income Base. The Protected Income Base is a value used to calculate your withdrawal benefit under this rider. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Protected Income Base equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts or Protected Income Bases from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Additional Purchase Payments and any Bonus Credits automatically increase the Protected Income Base by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Protected Income Base by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Protected Income Base as discussed below.
5% Enhancement to the Protected Income Base. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Protected Income Base equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Protected Income Base:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Protected Income Base = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Protected Income Base = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Protected Income Base = $130,000
On the first Benefit Year anniversary, the Protected Income Base will never be less than $135,980 ($119,600 x 1.05 = $125,580 + $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Account Value Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Account Value Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Protected Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Protected Income Base.
Account Value Step-ups of the Protected Income Base. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is greater than the Protected Income Base after the 5% Enhancement (if any) or 200% step-up (if any, as described below).

If you decline the Account Value Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Account Value Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Protected Income Base section.
Following is an example of how the Account Value Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year anniversary	$54,000	$54,075	No	9
2nd Benefit Year anniversary	$53,900	$56,779	No	8
3rd Benefit Year anniversary	$57,000	$59,618	No	7
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the 5% Enhancement increased the Protected Income Base to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement Period began.
An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Step-up to 200% of the initial Protected Income Base. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Protected Income Base to 200% of your initial Protected Income Base (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Protected Income Base to an amount higher than that provided by the 5% Enhancement or the Account Value Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Account Value Step-up if the 200% step-up applies.) (The 200% step-up will occur on the tenth Benefit Year anniversary if you purchased the rider prior to May 1, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Protected Income Base (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Protected Income Base is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,400 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Protected Income Base exceeds 200% of your initial Protected Income Base (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Protected Income Base. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Protected Income Base:
Initial Purchase Payment at age 65 = $200,000; Bonus Credit of $8,000; Protected Income Base = $208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After 10 years, at age 75, the Protected Income Base is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Protected Income Base is less than $374,400 ($208,000 initial Protected Income Base reduced by the two $10,400 withdrawals x 200%), the Protected Income Base is increased to $374,400.
The 200% step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.
Protected Annual Income Amount. You may make periodic withdrawals up to the Protected Annual Income amount each Benefit Year for your lifetime as long as your Protected Annual Income amount is greater than zero.
On the effective date of the rider, the Protected Annual Income amount is equal to 5% of the initial Protected Income Base. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life under the Protected Annual Income Payment Option (discussed later). You may not withdraw the remaining Protected Income Base in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Protected Annual Income amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.
The Protected Annual Income amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Protected Annual Income amount of $2,575 (5% of $51,500 Protected Income Base) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Protected Annual Income amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Account Value Step-ups and the 200% step-up will cause a recalculation of the eligible Protected Annual Income amount to the greater of:
a.	the Protected Annual Income amount immediately prior to the 5% Enhancement, Account Value Step-up or 200% step-up; or
b.	5% of the Protected Income Base on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Protected Annual Income amount from Lincoln Lifetime IncomeSM Advantage and the Maximum Annual Withdrawal amount from Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Protected Income Base or Guaranteed Amount.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Protected Annual Income amount, then:
1.	the withdrawal will reduce the Protected Income Base by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Protected Annual Income amount will remain the same.
The following example illustrates the impact of Protected Annual Incomes on the Protected Income Base and the recalculation of the Protected Annual Income amount (assuming no additional Purchase Payments):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Protected Annual Income amount is equal to 5% of the Protected Income Base. Since withdrawals occurred each year (even withdrawals within the Protected Annual Income amount), the 5% Enhancement of the Protected Income Base was not available. However, each year the Account Value Step-up occurred (first, third and fourth Benefit Year anniversaries), the Protected Annual Income amount was recalculated to 5% of the current Protected Income Base.
Withdrawals within the Protected Annual Income amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Protected Annual Income amount (even if they exceed the 5% Protected Annual Income amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).

If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount. When Excess Withdrawals occur:
1.	The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction.
2.	The Protected Annual Income amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and the Protected Annual Income amount. A $12,000 withdrawal caused a $15,102 reduction in the Protected Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Protected Annual Income amount = $5,200 (5% of the initial Protected Income Base of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Protected Annual Income amount, $6,800 is the Excess Withdrawal):
The Contract Value and Protected Income Base are reduced dollar for dollar for the Protected Annual Income amount of $5,200:
Contract Value = $54,800
Protected Income Base = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Protected Income Base is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Protected Income Base = $69,898 ($79,800 x 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Protected Annual Income amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Protected Annual Income amount may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Protected Annual Income amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Protected Annual Income Payout Option. If you are required to annuitize your Protected Annual Income amount because you have reached the Annuity Commencement Date, the Protected Annual Income Payout Option is available.
The Protected Annual Income Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Protected Annual Income amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life.
If the Contract Value is zero and you have a remaining Protected Annual Income amount, you will receive the Protected Annual Income Payment Option.
If you are receiving the Protected Annual Income Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the Protected Annual Income Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the Protected Annual Income Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Protected Annual Income Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Protected Annual Income Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Protected Annual Income amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and fees within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Protected Income Base to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Account Value Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment , which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions ), the rider charge and account fee, plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits, and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a ten-year period.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMDs are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the Annuitant must be alive and under age 81); and

c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the protected lifetime income fee will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current protected lifetime income fee of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Guaranteed Income Benefit Option. Prior to May 18, 2020, Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge, Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. These transitions are not allowed on or after May 18, 2020.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides a Protected Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Protected Income Base. The Protected Income Base is a value established when you purchased 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Protected Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Protected Income Base initially equals the Purchase Payments and any Bonus Credits. If you elected 4LATER® after we issue the contract, the Protected Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Protected Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and any Bonus Credit and withdrawals as described in the Future Protected Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Protected Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Protected Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Protected Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Protected Income Base to the Contract Value. At the end of each completed Waiting Period, the Protected Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the Future Protected Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Protected Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Protected Income Base. 4LATER® provides a 15% automatic enhancement to the Protected Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Protected Income Base. See Maximum Protected Income Base. During the Waiting Period, the Future Protected Income Base is established to provide the value of this 15% enhancement on the Protected Income Base. After each 3-year Waiting Period is satisfied, the Protected Income Base is increased to equal the value of the Future Protected Income Base. The 4LATER® charge will then be assessed on this newly adjusted Protected Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Protected Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Protected Income Base	$114,400
Future Protected Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Protected Income Base (after 1st Waiting Period)	$131,560
New Future Protected Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Protected Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:

Protected Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Protected Income Base	$114,400
Future Protected Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		($10,400 x 15% x 1/3)
Protected Income Base (after 1st Waiting Period)	$130,520
New Future Protected Income Base (during 2nd Waiting Period)	$150,098	($130,520 x 115%)
Withdrawals reduce the Future Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Protected Income Base to the Contract Value, the Future Protected Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Protected Income Base to the current Contract Value below.
In all situations, the Future Protected Income Base is subject to the Maximum Protected Income Base described below. The Future Protected Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Protected Income Base will become at the end of the Waiting Period.
Maximum Protected Income Base. The Maximum Protected Income Base is equal to 200% of the Protected Income Base on the 4LATER® Effective Date. The Maximum Protected Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Protected Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Protected Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Protected Income Base	$104,000	Maximum Protected Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Protected Income Base	$ 20,800
New Protected Income Base	$114,400	New Maximum Protected Income Base	$228,800
Future Protected Income Base after Purchase Payment	$130,520	Maximum Protected Income Base	$228,800
Protected Income Base (after 1st Waiting Period)	$130,520
Future Protected Income Base (during 2nd Waiting Period)	$150,098	Maximum Protected Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Protected Income Base	$117,468
Future Protected Income Base	$135,088	Maximum Protected Income Base	$205,920
Resets of the Protected Income Base to the current Contract Value (“Resets”). You may elect to reset the Protected Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Protected Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Protected Income Base if your Contract Value has increased above the Protected Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Protected Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Protected Income Base (after the Protected Income Base has been reset to the Future Protected Income Base), we will implement this election and the Protected Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Protected Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Protected Income Base increased to the Future Protected Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Protected Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Protected Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Protected Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Protected Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Protected Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Protected Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or for nonqualified contracts,, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

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Appendix D — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Select Guaranteed Income Benefit elections for applications and/or rider election forms signed between November 18, 2019 and May 18, 2020
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 - 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Select Guaranteed Income Benefit elections between October 3, 2016 and November 17, 2019.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (version 4)
Guaranteed Income Benefit Percentages by Ages:
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
D-1

i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

D-2

SAI 2

Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2021. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2021.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $10,003,399, $11,680,990 and $12,292,189 to LFN and Selling Firms in 2018, 2019 and 2020, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Standard & Poor’s and Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones
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Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
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Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we become aware of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2020 financial statements of the VAA and the December 31, 2020 financial statements of Lincoln New York are incorporated into this SAI by reference to the VAA’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
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Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2020
Statement of Operations - Year ended December 31, 2020
Statements of Changes in Net Assets - Years ended December 31, 2020 and 2019
Notes to Financial Statements - December 31, 2020
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2020 and 2019
Statements of Comprehensive Income (Loss) - Years ended December 31, 2020, 2019 and 2018
Statements of Stockholder’s Equity - Years ended December 31, 2020, 2019 and 2018
Statements of Cash Flows - Years ended December 31, 2020, 2019 and 2018
Notes to Financial Statements - December 31, 2020
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(4)(a) ChoicePlus II Bonus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.
(b) Persistency Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(c) Bonus Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.
(d) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(e) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(f) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.
(g) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.
(h) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.
(i) ChoicePlus Assurance (Bonus) Variable Annuity Contract (30070 BN5) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(j) ChoicePlus Assurance (Bonus) Contract Specifications (CD NY CPAN) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(k) ChoicePlus II Bonus Contract Specifications (CDNYCP2N) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(l) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(m) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.
(n) Contract Specifications Page for Account Value Death Benefit (CDNYCPAN 6/05) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(o) Variable Annuity Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(p) Variable Annuity Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(q) Contract Benefit Data for GIB - Choice Plus II Bonus (CBNY-CP2BO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(r) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(s) Contract Benefit Data for GIB - ChoicePlus II Bonus (CBNY-CP2BO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(t) Contract Benefit Data for GIB - Assurance (CBNY-CPABO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-91182) filed on April 22, 2005.
(u) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(v) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(w) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(x) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(y) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(z) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
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(aa) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(bb) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(cc) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Variable Annuity Rider (LSSA 32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-91182) filed on November 7, 2006.
(gg) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(hh) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ii) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(jj) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(kk) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ll) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(mm) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 9, 2009.
(nn) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 9, 2009.
(oo) Bonus Rider (32146 4/08 NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141761) filed on April 9, 2009.
(pp) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(qq) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(rr) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ss) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(tt) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(5)(a) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.
(b) ChoicePlus Assurance (Bonus) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141760) filed on April 15, 2010.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
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(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(ii) Amendment No. 2 Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-186895) filed on February 11, 2021.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(iv-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(v) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(v-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015;
(vi-a) Amendment incorporated herein by reference to Post-Effective Amendment No. 25 on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(vii) Deutsche Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
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(viii) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(x) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(xi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(xiii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xiv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xvi) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and III incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015;
(xvi-a) amendments incorporated herein by reference to Post-Effective No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(xvii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 25 on Form N-6 (File No. 333-141769) filed on April 8, 2020.
(xviii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017
(xviii-a) Amendment No. 8 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236908) filed on March 5, 2020.
(xviii-b) Amendment No. 8 incorporated herein by reference to Post-Effective Amendment No. 25 on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(xix) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iv) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.
B-5

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(x) MFS Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-141752) filed on December 12, 2008.
(9)(a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus II Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.
(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued (ChoicePlus Assurance Bonus) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141760) filed on April 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
B-6

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06013
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of March 31, 2021 there were 22,111 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
B-7

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
John C. Kennedy*	President and Chief Executive Officer
Andrew J. Bucklee*	Senior Vice President and Director
William A. Nash**	Senior Vice President and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
MacGregor B. Maitland*	Vice President and Chief Compliance Officer
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Claire H. Hanna*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
B-8

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
B-9

SIGNATURES

(a)      As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13th day of April, 2021 at 9:00 am.

Lincoln Life & Annuity Variable Annuity Account H

Lincoln New York Account N for Variable Annuities

(Registrants)

By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 13th day of April, 2021 at 9:00 am.

Lincoln Life & Annuity Company of New York

(Depositor)

By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Variable Annuity Account H (File No. 811-08441; CIK: 0001045008)

333-141754 (Amendment No. 44)	333-171097 (Amendment No. 29)	333-141756 (Amendment No. 40)
333-141766 (Amendment No. 38)	333-181617 (Amendment No. 22)	333-234169 (Amendment No. 3)
333-214112 (Amendment No. 10)	333-234170 (Amendment No. 3)	333-176216 (Amendment No. 21
333-141763 (Amendment No. 43)	333-141758 (Amendment No. 41)	333-141761 (Amendment No. 32)

Lincoln New York Account N for Variable Annuities (File No. 811-09763; CIK: 0001093278)

333-171096 (Amendment No. 29)	333-141752 (Amendment No. 44)	333-149449 (Amendment No. 33)
333-141759 (Amendment No. 42)	333-141762 (Amendment No. 40)	333-181616 (Amendment No. 33)
333-193276 (Amendment No. 15)	333-193277 (Amendment No. 12)	333-214111 (Amendment No. 12)
333-176213 (Amendment No. 27)	333-145531 (Amendment No. 47)	333-175691 (Amendment No. 25)
333-214256 (Amendment No. 6)	333-186895 (Amendment No. 27)	333-214113 (Amendment No. 7)
333-141757 (Amendment No. 43)	333-141760 (Amendment No. 34)

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on April 13, 2021 at 9:00 am.

Signature	Title

*/s/ Dennis R. Glass	President and Director
Dennis R. Glass

*/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

*/s/ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
Randal J. Freitag

*/s/ George W. Henderson, III	Director
George W. Henderson, III

*/s/ Christine A. Janofsky	Senior Vice President, Chief Accounting Officer, and Controller
Christine A. Janofsky

*/s/ Mark E. Konen	Director
Mark E. Konen

*/s/ M. Leanne Lachman	Director
M. Leanne Lachman

*/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

* /s/ Patrick S. Pittard	Director
Patrick S. Pittard

* /s/ Delson R. Campbell, pursuant to a Power of Attorney
Delson R. Campbell